UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2024

Item 1:	Report(s) to Shareholders.

Class VC

Lord Abbett Bond Debenture Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Debenture Portfolio	$92	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance:

Allocation to U.S. high yield corporate bonds. Allocation to U.S. equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:

 Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,109	$10,210	$10,069
2/28/2015	$10,320	$10,114	$10,309
3/31/2015	$10,345	$10,161	$10,254
4/30/2015	$10,370	$10,124	$10,378
5/31/2015	$10,454	$10,100	$10,408
6/30/2015	$10,303	$9,990	$10,249
7/31/2015	$10,339	$10,059	$10,187
8/31/2015	$10,102	$10,045	$10,006
9/30/2015	$9,932	$10,113	$9,750
10/31/2015	$10,152	$10,114	$10,015
11/30/2015	$10,042	$10,088	$9,791
12/31/2015	$9,847	$10,055	$9,539
1/31/2016	$9,644	$10,193	$9,388
2/29/2016	$9,617	$10,266	$9,432
3/31/2016	$9,988	$10,360	$9,849
4/30/2016	$10,254	$10,400	$10,242
5/31/2016	$10,315	$10,402	$10,316
6/30/2016	$10,430	$10,589	$10,428
7/31/2016	$10,705	$10,656	$10,691
8/31/2016	$10,865	$10,644	$10,930
9/30/2016	$10,927	$10,638	$11,000
10/31/2016	$10,882	$10,556	$11,035
11/30/2016	$10,909	$10,307	$10,991
12/31/2016	$11,042	$10,321	$11,207
1/31/2017	$11,208	$10,341	$11,358
2/28/2017	$11,356	$10,411	$11,535
3/31/2017	$11,347	$10,405	$11,510
4/30/2017	$11,458	$10,486	$11,640
5/31/2017	$11,541	$10,566	$11,744
6/30/2017	$11,569	$10,556	$11,757
7/31/2017	$11,726	$10,601	$11,893
8/31/2017	$11,754	$10,696	$11,889
9/30/2017	$11,865	$10,645	$11,996
10/31/2017	$11,976	$10,652	$12,043
11/30/2017	$11,994	$10,638	$12,011
12/31/2017	$12,059	$10,687	$12,046
1/31/2018	$12,176	$10,564	$12,123
2/28/2018	$12,020	$10,464	$12,010
3/31/2018	$11,932	$10,531	$11,936
4/30/2018	$11,913	$10,452	$12,015
5/31/2018	$11,952	$10,527	$12,013
6/30/2018	$11,922	$10,514	$12,055
7/31/2018	$12,004	$10,516	$12,190
8/31/2018	$12,152	$10,584	$12,278
9/30/2018	$12,181	$10,516	$12,349
10/31/2018	$11,857	$10,433	$12,147
11/30/2018	$11,798	$10,495	$12,037
12/31/2018	$11,574	$10,688	$11,773
1/31/2019	$12,013	$10,801	$12,313
2/28/2019	$12,180	$10,795	$12,521
3/31/2019	$12,358	$11,002	$12,644
4/30/2019	$12,493	$11,005	$12,821
5/31/2019	$12,473	$11,201	$12,658
6/30/2019	$12,796	$11,341	$12,968
7/31/2019	$12,881	$11,366	$13,035
8/31/2019	$12,944	$11,661	$13,086
9/30/2019	$12,881	$11,599	$13,127
10/31/2019	$12,913	$11,634	$13,158
11/30/2019	$12,934	$11,628	$13,194
12/31/2019	$13,120	$11,620	$13,469
1/31/2020	$13,261	$11,843	$13,470
2/29/2020	$13,174	$12,056	$13,261
3/31/2020	$11,491	$11,985	$11,700
4/30/2020	$11,958	$12,198	$12,145
5/31/2020	$12,457	$12,255	$12,696
6/30/2020	$12,685	$12,332	$12,817
7/31/2020	$13,185	$12,517	$13,425
8/31/2020	$13,402	$12,416	$13,559
9/30/2020	$13,250	$12,409	$13,419
10/31/2020	$13,326	$12,353	$13,479
11/30/2020	$13,826	$12,475	$14,020
12/31/2020	$14,078	$12,492	$14,287
1/31/2021	$14,134	$12,402	$14,342
2/28/2021	$14,270	$12,223	$14,392
3/31/2021	$14,191	$12,071	$14,417
4/30/2021	$14,349	$12,166	$14,575
5/31/2021	$14,382	$12,206	$14,617
6/30/2021	$14,495	$12,291	$14,816
7/31/2021	$14,529	$12,429	$14,868
8/31/2021	$14,608	$12,405	$14,950
9/30/2021	$14,506	$12,298	$14,956
10/31/2021	$14,619	$12,294	$14,928
11/30/2021	$14,484	$12,331	$14,773
12/31/2021	$14,539	$12,299	$15,051
1/31/2022	$14,067	$12,034	$14,638
2/28/2022	$13,889	$11,900	$14,508
3/31/2022	$13,677	$11,569	$14,375
4/30/2022	$13,275	$11,130	$13,853
5/31/2022	$13,239	$11,202	$13,886
6/30/2022	$12,589	$11,026	$12,940
7/31/2022	$13,042	$11,296	$13,719
8/31/2022	$12,840	$10,977	$13,393
9/30/2022	$12,366	$10,502	$12,856
10/31/2022	$12,556	$10,366	$13,223
11/30/2022	$12,828	$10,748	$13,471
12/31/2022	$12,678	$10,699	$13,371
1/31/2023	$13,076	$11,028	$13,894
2/28/2023	$12,802	$10,743	$13,717
3/31/2023	$12,889	$11,016	$13,870
4/30/2023	$12,952	$11,083	$14,006
5/31/2023	$12,765	$10,962	$13,873
6/30/2023	$12,914	$10,923	$14,101
7/31/2023	$13,026	$10,915	$14,303
8/31/2023	$12,939	$10,846	$14,346
9/30/2023	$12,728	$10,570	$14,178
10/31/2023	$12,579	$10,403	$14,002
11/30/2023	$13,113	$10,874	$14,642
12/31/2023	$13,509	$11,291	$15,183
1/31/2024	$13,548	$11,260	$15,187
2/29/2024	$13,587	$11,100	$15,232
3/31/2024	$13,771	$11,203	$15,415
4/30/2024	$13,600	$10,920	$15,261
5/31/2024	$13,810	$11,105	$15,436
6/30/2024	$13,875	$11,210	$15,586
7/31/2024	$14,085	$11,472	$15,892
8/31/2024	$14,307	$11,637	$16,146
9/30/2024	$14,530	$11,793	$16,411
10/31/2024	$14,347	$11,500	$16,321
11/30/2024	$14,569	$11,622	$16,509
12/31/2024	$14,416	$11,432	$16,439

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	6.72%	1.90%	3.73%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,142,292,513
# of Portfolio Holdings	915
Portfolio Turnover Rate	284%
Total Advisory Fees Paid	$5,288,531

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.24%
Basic Materials	3.88%
Communication Services	0.80%
Communications	5.29%
Consumer Discretionary	9.71%
Consumer Staples	8.82%
Diversified	0.22%
Domestic Fixed Income	0.89%
Energy	11.69%
Financial	13.01%
Government	3.93%
Health Care	0.27%
Industrial	7.67%
Information Technology	1.22%
Other	25.66%
Repurchase Agreements	2.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Bond Debenture Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

TSR-A-593-VC

02/25

Class VC

Lord Abbett Fundamental Equity Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Portfolio	$117	1.08%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 16.65%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 14.37% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors toperformance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,640	$9,600	$9,599	$9,722	$9,700
2/28/2015	$10,048	$10,065	$10,062	$10,285	$10,257
3/31/2015	$9,957	$9,928	$9,949	$10,180	$10,095
4/30/2015	$10,064	$10,021	$10,017	$10,226	$10,192
5/31/2015	$10,242	$10,141	$10,135	$10,368	$10,323
6/30/2015	$10,059	$9,939	$9,949	$10,194	$10,123
7/31/2015	$10,114	$9,982	$9,966	$10,365	$10,335
8/31/2015	$9,437	$9,388	$9,381	$9,739	$9,712
9/30/2015	$9,146	$9,104	$9,095	$9,455	$9,471
10/31/2015	$9,856	$9,791	$9,767	$10,202	$10,270
11/30/2015	$9,883	$9,829	$9,823	$10,258	$10,301
12/31/2015	$9,656	$9,617	$9,587	$10,048	$10,138
1/31/2016	$9,098	$9,120	$9,080	$9,481	$9,635
2/29/2016	$9,045	$9,118	$9,083	$9,478	$9,622
3/31/2016	$9,620	$9,775	$9,745	$10,145	$10,275
4/30/2016	$9,899	$9,980	$9,949	$10,208	$10,315
5/31/2016	$10,083	$10,135	$10,106	$10,391	$10,500
6/30/2016	$10,089	$10,223	$10,190	$10,412	$10,527
7/31/2016	$10,361	$10,520	$10,504	$10,825	$10,915
8/31/2016	$10,462	$10,601	$10,598	$10,853	$10,931
9/30/2016	$10,468	$10,579	$10,584	$10,870	$10,933
10/31/2016	$10,302	$10,415	$10,406	$10,635	$10,733
11/30/2016	$10,962	$11,010	$11,060	$11,111	$11,131
12/31/2016	$11,176	$11,285	$11,351	$11,327	$11,351
1/31/2017	$11,249	$11,365	$11,419	$11,541	$11,566
2/28/2017	$11,542	$11,774	$11,809	$11,970	$12,025
3/31/2017	$11,347	$11,654	$11,690	$11,978	$12,039
4/30/2017	$11,377	$11,632	$11,674	$12,105	$12,163
5/31/2017	$11,414	$11,621	$11,635	$12,229	$12,334
6/30/2017	$11,591	$11,810	$11,841	$12,339	$12,411
7/31/2017	$11,689	$11,968	$11,992	$12,572	$12,666
8/31/2017	$11,603	$11,828	$11,841	$12,596	$12,705
9/30/2017	$11,935	$12,178	$12,228	$12,903	$12,967
10/31/2017	$12,052	$12,267	$12,311	$13,185	$13,270
11/30/2017	$12,434	$12,642	$12,686	$13,585	$13,677
12/31/2017	$12,581	$12,827	$12,848	$13,721	$13,829
1/31/2018	$13,155	$13,323	$13,320	$14,444	$14,621
2/28/2018	$12,474	$12,687	$12,682	$13,912	$14,082
3/31/2018	$12,261	$12,464	$12,486	$13,633	$13,724
4/30/2018	$12,221	$12,505	$12,540	$13,684	$13,777
5/31/2018	$12,261	$12,579	$12,664	$14,071	$14,108
6/30/2018	$12,194	$12,610	$12,700	$14,163	$14,195
7/31/2018	$12,714	$13,109	$13,181	$14,633	$14,724
8/31/2018	$12,916	$13,303	$13,385	$15,147	$15,203
9/30/2018	$12,970	$13,329	$13,384	$15,172	$15,290
10/31/2018	$12,257	$12,639	$12,654	$14,055	$14,245
11/30/2018	$12,667	$13,017	$13,019	$14,336	$14,535
12/31/2018	$11,555	$11,767	$11,746	$13,002	$13,223
1/31/2019	$12,340	$12,682	$12,686	$14,118	$14,282
2/28/2019	$12,700	$13,088	$13,098	$14,614	$14,741
3/31/2019	$12,774	$13,171	$13,148	$14,828	$15,027
4/30/2019	$13,215	$13,638	$13,617	$15,420	$15,636
5/31/2019	$12,160	$12,761	$12,725	$14,422	$14,642
6/30/2019	$12,994	$13,677	$13,632	$15,435	$15,674
7/31/2019	$13,192	$13,791	$13,738	$15,664	$15,899
8/31/2019	$12,775	$13,385	$13,310	$15,345	$15,648
9/30/2019	$13,282	$13,863	$13,799	$15,614	$15,940
10/31/2019	$13,298	$14,056	$14,001	$15,950	$16,286
11/30/2019	$13,707	$14,491	$14,427	$16,557	$16,877
12/31/2019	$14,041	$14,890	$14,831	$17,035	$17,386
1/31/2020	$13,608	$14,569	$14,480	$17,016	$17,379
2/29/2020	$12,318	$13,158	$13,077	$15,623	$15,949
3/31/2020	$10,102	$10,910	$10,779	$13,475	$13,979
4/30/2020	$11,257	$12,136	$11,998	$15,259	$15,771
5/31/2020	$11,775	$12,552	$12,405	$16,075	$16,522
6/30/2020	$11,775	$12,469	$12,347	$16,443	$16,850
7/31/2020	$12,237	$12,962	$12,822	$17,376	$17,801
8/31/2020	$12,798	$13,498	$13,361	$18,635	$19,080
9/30/2020	$12,288	$13,166	$13,016	$17,957	$18,355
10/31/2020	$12,228	$12,993	$12,881	$17,569	$17,867
11/30/2020	$13,793	$14,741	$14,658	$19,707	$19,823
12/31/2020	$14,290	$15,306	$15,257	$20,593	$20,585
1/31/2021	$14,170	$15,166	$15,178	$20,501	$20,377
2/28/2021	$14,978	$16,082	$16,130	$21,142	$20,939
3/31/2021	$15,779	$17,028	$17,071	$21,900	$21,856
4/30/2021	$16,424	$17,710	$17,730	$23,029	$23,022
5/31/2021	$16,751	$18,123	$18,153	$23,134	$23,183
6/30/2021	$16,561	$17,915	$17,953	$23,705	$23,724
7/31/2021	$16,716	$18,059	$18,043	$24,105	$24,288
8/31/2021	$17,190	$18,417	$18,409	$24,793	$25,026
9/30/2021	$16,699	$17,776	$17,786	$23,681	$23,862
10/31/2021	$17,654	$18,678	$18,674	$25,282	$25,534
11/30/2021	$17,198	$18,020	$18,017	$24,897	$25,357
12/31/2021	$18,193	$19,157	$19,128	$25,877	$26,494
1/31/2022	$17,533	$18,711	$18,639	$24,355	$25,123
2/28/2022	$17,460	$18,493	$18,455	$23,741	$24,371
3/31/2022	$17,578	$19,016	$18,966	$24,512	$25,276
4/30/2022	$16,293	$17,943	$17,871	$22,312	$23,071
5/31/2022	$16,628	$18,292	$18,218	$22,282	$23,114
6/30/2022	$15,099	$16,694	$16,613	$20,418	$21,206
7/31/2022	$16,056	$17,801	$17,745	$22,333	$23,161
8/31/2022	$15,631	$17,270	$17,214	$21,500	$22,217
9/30/2022	$14,215	$15,756	$15,690	$19,506	$20,170
10/31/2022	$15,742	$17,371	$17,321	$21,106	$21,804
11/30/2022	$16,676	$18,457	$18,369	$22,208	$23,022
12/31/2022	$16,013	$17,713	$17,601	$20,907	$21,696
1/31/2023	$16,943	$18,631	$18,558	$22,347	$23,059
2/28/2023	$16,626	$17,974	$17,917	$21,825	$22,496
3/31/2023	$16,214	$17,891	$17,762	$22,408	$23,322
4/30/2023	$16,520	$18,161	$17,990	$22,647	$23,686
5/31/2023	$15,918	$17,460	$17,314	$22,735	$23,789
6/30/2023	$17,006	$18,620	$18,477	$24,288	$25,361
7/31/2023	$17,667	$19,275	$19,170	$25,158	$26,176
8/31/2023	$17,307	$18,754	$18,628	$24,673	$25,759
9/30/2023	$16,554	$18,031	$17,894	$23,497	$24,531
10/31/2023	$16,056	$17,395	$17,238	$22,875	$24,015
11/30/2023	$17,392	$18,707	$18,553	$25,008	$26,208
12/31/2023	$18,357	$19,743	$19,653	$26,334	$27,399
1/31/2024	$18,444	$19,764	$19,618	$26,626	$27,859
2/29/2024	$19,406	$20,493	$20,337	$28,067	$29,347
3/31/2024	$20,401	$21,517	$21,347	$28,973	$30,291
4/30/2024	$19,505	$20,598	$20,410	$27,698	$29,054
5/31/2024	$20,325	$21,251	$21,074	$29,006	$30,494
6/30/2024	$20,150	$21,051	$20,867	$29,904	$31,589
7/31/2024	$21,057	$22,127	$22,006	$30,460	$31,973
8/31/2024	$21,418	$22,721	$22,544	$31,123	$32,749
9/30/2024	$21,483	$23,036	$22,842	$31,767	$33,448
10/31/2024	$21,440	$22,783	$22,585	$31,534	$33,145
11/30/2024	$22,719	$24,238	$24,064	$33,632	$35,090
12/31/2024	$21,413	$22,580	$22,400	$32,604	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	16.65%	8.81%	7.91%
Russell 1000 Value Index	14.37%	8.68%	8.49%
Russell 3000 Value Index	13.98%	8.60%	8.40%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$219,317,655
# of Portfolio Holdings	60
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,490,564

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.15%
Consumer Discretionary	7.43%
Consumer Staples	3.53%
Energy	6.88%
Financials	25.12%
Health Care	10.54%
Industrials	18.40%
Information Technology	12.26%
Materials	5.29%
Real Estate	3.22%
Utilities	3.49%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Fundamental Equity Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

TSR-A-1401-VC

02/25

Class VC

Lord Abbett Growth Opportunities Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Opportunities Portfolio	$129	1.12%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 30.61%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 22.10% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corp. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to TransMedics Group, Inc. also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,899	$9,832	$9,844	$9,700
2/28/2015	$10,643	$10,508	$10,389	$10,257
3/31/2015	$10,736	$10,538	$10,395	$10,095
4/30/2015	$10,643	$10,464	$10,301	$10,192
5/31/2015	$10,852	$10,588	$10,452	$10,323
6/30/2015	$10,837	$10,418	$10,235	$10,123
7/31/2015	$11,065	$10,586	$10,311	$10,335
8/31/2015	$10,411	$9,971	$9,767	$9,712
9/30/2015	$10,014	$9,585	$9,416	$9,471
10/31/2015	$10,489	$10,189	$9,999	$10,270
11/30/2015	$10,481	$10,211	$10,025	$10,301
12/31/2015	$10,272	$9,980	$9,756	$10,138
1/31/2016	$9,399	$9,225	$9,117	$9,635
2/29/2016	$9,382	$9,369	$9,220	$9,622
3/31/2016	$10,056	$10,038	$9,975	$10,275
4/30/2016	$10,073	$10,032	$10,081	$10,315
5/31/2016	$10,411	$10,196	$10,246	$10,500
6/30/2016	$10,324	$10,195	$10,293	$10,527
7/31/2016	$10,755	$10,700	$10,762	$10,915
8/31/2016	$10,651	$10,668	$10,736	$10,931
9/30/2016	$10,599	$10,663	$10,757	$10,933
10/31/2016	$10,190	$10,230	$10,416	$10,733
11/30/2016	$10,538	$10,674	$10,978	$11,131
12/31/2016	$10,399	$10,711	$11,102	$11,351
1/31/2017	$10,860	$11,068	$11,370	$11,566
2/28/2017	$11,016	$11,387	$11,692	$12,025
3/31/2017	$11,112	$11,450	$11,674	$12,039
4/30/2017	$11,373	$11,620	$11,764	$12,163
5/31/2017	$11,625	$11,897	$11,871	$12,334
6/30/2017	$11,686	$11,933	$11,989	$12,411
7/31/2017	$11,798	$12,132	$12,166	$12,666
8/31/2017	$11,938	$12,217	$12,071	$12,705
9/30/2017	$12,183	$12,563	$12,406	$12,967
10/31/2017	$12,419	$12,914	$12,613	$13,270
11/30/2017	$12,769	$13,346	$13,037	$13,677
12/31/2017	$12,781	$13,418	$13,158	$13,829
1/31/2018	$13,420	$14,177	$13,654	$14,621
2/28/2018	$13,024	$13,732	$13,090	$14,082
3/31/2018	$13,024	$13,710	$13,098	$13,724
4/30/2018	$12,898	$13,580	$13,078	$13,777
5/31/2018	$13,339	$14,088	$13,375	$14,108
6/30/2018	$13,348	$14,143	$13,467	$14,195
7/31/2018	$13,705	$14,446	$13,802	$14,724
8/31/2018	$14,306	$15,279	$14,231	$15,203
9/30/2018	$14,388	$15,214	$14,140	$15,290
10/31/2018	$13,068	$13,707	$12,965	$14,245
11/30/2018	$13,496	$14,056	$13,284	$14,535
12/31/2018	$12,412	$12,780	$11,966	$13,223
1/31/2019	$13,679	$14,249	$13,257	$14,282
2/28/2019	$14,568	$15,085	$13,827	$14,741
3/31/2019	$14,828	$15,288	$13,945	$15,027
4/30/2019	$15,397	$15,976	$14,476	$15,636
5/31/2019	$14,805	$15,057	$13,587	$14,642
6/30/2019	$15,776	$16,114	$14,521	$15,674
7/31/2019	$16,036	$16,490	$14,728	$15,899
8/31/2019	$15,745	$16,190	$14,309	$15,648
9/30/2019	$15,539	$16,005	$14,590	$15,940
10/31/2019	$15,927	$16,302	$14,744	$16,286
11/30/2019	$16,667	$17,113	$15,271	$16,877
12/31/2019	$16,926	$17,314	$15,621	$17,386
1/31/2020	$17,277	$17,476	$15,496	$17,379
2/29/2020	$16,159	$16,271	$14,150	$15,949
3/31/2020	$13,559	$13,844	$11,392	$13,979
4/30/2020	$15,639	$16,012	$13,028	$15,771
5/31/2020	$17,329	$17,620	$13,944	$16,522
6/30/2020	$17,875	$18,033	$14,196	$16,850
7/31/2020	$19,268	$19,474	$15,029	$17,801
8/31/2020	$19,973	$20,004	$15,557	$19,080
9/30/2020	$19,868	$19,724	$15,255	$18,355
10/31/2020	$20,077	$19,748	$15,352	$17,867
11/30/2020	$22,505	$22,400	$17,474	$19,823
12/31/2020	$23,591	$23,475	$18,292	$20,585
1/31/2021	$23,132	$23,397	$18,244	$20,377
2/28/2021	$23,964	$23,796	$19,260	$20,939
3/31/2021	$23,218	$23,342	$19,781	$21,856
4/30/2021	$24,567	$24,654	$20,789	$23,022
5/31/2021	$23,606	$24,277	$20,956	$23,183
6/30/2021	$24,983	$25,927	$21,265	$23,724
7/31/2021	$25,586	$26,194	$21,428	$24,288
8/31/2021	$26,312	$27,039	$21,973	$25,026
9/30/2021	$25,127	$25,730	$21,068	$23,862
10/31/2021	$26,519	$27,534	$22,321	$25,534
11/30/2021	$25,186	$26,371	$21,544	$25,357
12/31/2021	$25,115	$26,463	$22,424	$26,494
1/31/2022	$21,611	$23,048	$20,772	$25,123
2/28/2022	$21,354	$22,768	$20,622	$24,371
3/31/2022	$21,335	$23,134	$21,150	$25,276
4/30/2022	$19,097	$20,529	$19,521	$23,071
5/31/2022	$18,272	$19,734	$19,537	$23,114
6/30/2022	$17,336	$18,259	$17,587	$21,206
7/31/2022	$19,278	$20,494	$19,323	$23,161
8/31/2022	$18,458	$19,822	$18,717	$22,217
9/30/2022	$16,818	$18,140	$16,982	$20,170
10/31/2022	$17,764	$19,566	$18,489	$21,804
11/30/2022	$18,353	$20,630	$19,600	$23,022
12/31/2022	$16,944	$19,392	$18,541	$21,696
1/31/2023	$17,975	$21,084	$20,081	$23,059
2/28/2023	$17,533	$20,876	$19,594	$22,496
3/31/2023	$18,143	$21,163	$19,293	$23,322
4/30/2023	$17,554	$20,857	$19,191	$23,686
5/31/2023	$17,933	$20,870	$18,655	$23,789
6/30/2023	$18,921	$22,483	$20,211	$25,361
7/31/2023	$19,320	$23,163	$21,013	$26,176
8/31/2023	$18,332	$22,399	$20,284	$25,759
9/30/2023	$17,155	$21,308	$19,265	$24,531
10/31/2023	$15,872	$20,221	$18,303	$24,015
11/30/2023	$17,890	$22,688	$20,176	$26,208
12/31/2023	$18,752	$24,408	$21,735	$27,399
1/31/2024	$19,362	$24,276	$21,426	$27,859
2/29/2024	$21,275	$26,102	$22,623	$29,347
3/31/2024	$21,675	$26,726	$23,604	$30,291
4/30/2024	$20,350	$25,174	$22,329	$29,054
5/31/2024	$20,687	$25,442	$22,966	$30,494
6/30/2024	$21,149	$25,867	$22,814	$31,589
7/31/2024	$20,434	$26,024	$23,889	$31,973
8/31/2024	$21,338	$26,670	$24,373	$32,749
9/30/2024	$22,326	$27,559	$24,915	$33,448
10/31/2024	$23,062	$28,041	$24,781	$33,145
11/30/2024	$26,300	$31,778	$26,967	$35,090
12/31/2024	$24,492	$29,803	$25,070	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	30.61%	7.67%	9.37%
Russell Mid Cap Growth Index	22.10%	11.47%	11.54%
Russell Mid Cap Index	15.34%	9.92%	9.63%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$85,383,929
# of Portfolio Holdings	70
Portfolio Turnover Rate	115%
Total Advisory Fees Paid	$551,719

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.39%
Consumer Discretionary	15.11%
Consumer Staples	1.96%
Financials	12.21%
Health Care	13.93%
Industrials	16.67%
Information Technology	28.07%
Repurchase Agreements	0.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Growth Opportunities Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

TSR-A-1400-VC

02/25

Class VC

Lord Abbett Developing Growth Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developing Growth Portfolio	$116	1.04%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 22.18%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 15.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to CAVA Group, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to AvidXchange Holdings, Inc. Within the Health Care sector, an overweight allocation to BridgeBio Pharma, Inc. also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell 2000 Growth Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,730	$9,772	$9,700
2/28/2015	$10,491	$10,475	$10,257
3/31/2015	$10,691	$10,663	$10,095
4/30/2015	$10,339	$10,349	$10,192
5/31/2015	$10,924	$10,730	$10,323
6/30/2015	$11,026	$10,874	$10,123
7/31/2015	$11,075	$10,918	$10,335
8/31/2015	$9,935	$10,091	$9,712
9/30/2015	$9,325	$9,453	$9,471
10/31/2015	$9,407	$9,990	$10,270
11/30/2015	$9,640	$10,356	$10,301
12/31/2015	$9,179	$9,862	$10,138
1/31/2016	$7,992	$8,793	$9,635
2/29/2016	$7,774	$8,731	$9,622
3/31/2016	$8,219	$9,400	$10,275
4/30/2016	$8,165	$9,494	$10,315
5/31/2016	$8,396	$9,750	$10,500
6/30/2016	$8,409	$9,705	$10,527
7/31/2016	$9,056	$10,339	$10,915
8/31/2016	$9,146	$10,449	$10,931
9/30/2016	$9,307	$10,600	$10,933
10/31/2016	$8,656	$9,941	$10,733
11/30/2016	$9,093	$10,830	$11,131
12/31/2016	$8,940	$10,978	$11,351
1/31/2017	$9,303	$11,156	$11,566
2/28/2017	$9,649	$11,430	$12,025
3/31/2017	$9,691	$11,565	$12,039
4/30/2017	$9,769	$11,778	$12,163
5/31/2017	$9,827	$11,671	$12,334
6/30/2017	$10,090	$12,073	$12,411
7/31/2017	$10,272	$12,176	$12,666
8/31/2017	$10,313	$12,161	$12,705
9/30/2017	$10,803	$12,823	$12,967
10/31/2017	$11,129	$13,022	$13,270
11/30/2017	$11,409	$13,396	$13,677
12/31/2017	$11,615	$13,411	$13,829
1/31/2018	$12,065	$13,934	$14,621
2/28/2018	$12,180	$13,538	$14,082
3/31/2018	$12,456	$13,720	$13,724
4/30/2018	$12,733	$13,733	$13,777
5/31/2018	$14,027	$14,598	$14,108
6/30/2018	$14,295	$14,712	$14,195
7/31/2018	$14,233	$14,965	$14,724
8/31/2018	$16,067	$15,897	$15,203
9/30/2018	$16,022	$15,525	$15,290
10/31/2018	$13,775	$13,560	$14,245
11/30/2018	$13,631	$13,772	$14,535
12/31/2018	$12,183	$12,163	$13,223
1/31/2019	$14,120	$13,568	$14,282
2/28/2019	$15,657	$14,444	$14,741
3/31/2019	$15,491	$14,248	$15,027
4/30/2019	$15,866	$14,682	$15,636
5/31/2019	$15,452	$13,593	$14,642
6/30/2019	$16,876	$14,640	$15,674
7/31/2019	$17,359	$14,783	$15,899
8/31/2019	$16,432	$14,145	$15,648
9/30/2019	$14,949	$14,029	$15,940
10/31/2019	$15,271	$14,428	$16,286
11/30/2019	$15,818	$15,278	$16,877
12/31/2019	$16,053	$15,628	$17,386
1/31/2020	$16,391	$15,456	$17,379
2/29/2020	$15,741	$14,340	$15,949
3/31/2020	$13,291	$11,601	$13,979
4/30/2020	$15,548	$13,329	$15,771
5/31/2020	$17,605	$14,589	$16,522
6/30/2020	$18,723	$15,149	$16,850
7/31/2020	$19,969	$15,670	$17,801
8/31/2020	$21,146	$16,589	$19,080
9/30/2020	$21,758	$16,234	$18,355
10/31/2020	$22,269	$16,357	$17,867
11/30/2020	$25,197	$19,241	$19,823
12/31/2020	$27,707	$21,040	$20,585
1/31/2021	$28,875	$22,054	$20,377
2/28/2021	$29,997	$22,782	$20,939
3/31/2021	$28,182	$22,066	$21,856
4/30/2021	$29,421	$22,547	$23,022
5/31/2021	$27,660	$21,903	$23,183
6/30/2021	$29,010	$22,930	$23,724
7/31/2021	$28,452	$22,095	$24,288
8/31/2021	$29,201	$22,496	$25,026
9/30/2021	$27,921	$21,634	$23,862
10/31/2021	$29,479	$22,647	$25,534
11/30/2021	$27,051	$21,541	$25,357
12/31/2021	$26,946	$21,636	$26,494
1/31/2022	$21,946	$18,736	$25,123
2/28/2022	$21,946	$18,818	$24,371
3/31/2022	$21,775	$18,904	$25,276
4/30/2022	$18,870	$16,585	$23,071
5/31/2022	$18,356	$16,272	$23,114
6/30/2022	$17,195	$15,264	$21,206
7/31/2022	$18,839	$16,973	$23,161
8/31/2022	$18,784	$16,814	$22,217
9/30/2022	$17,289	$15,301	$20,170
10/31/2022	$18,348	$16,754	$21,804
11/30/2022	$18,410	$17,026	$23,022
12/31/2022	$17,250	$15,933	$21,696
1/31/2023	$18,683	$17,518	$23,059
2/28/2023	$18,504	$17,329	$22,496
3/31/2023	$18,667	$16,901	$23,322
4/30/2023	$18,208	$16,705	$23,686
5/31/2023	$18,504	$16,708	$23,789
6/30/2023	$19,259	$18,093	$25,361
7/31/2023	$19,508	$18,939	$26,176
8/31/2023	$18,177	$17,953	$25,759
9/30/2023	$16,759	$16,769	$24,531
10/31/2023	$15,326	$15,476	$24,015
11/30/2023	$16,923	$16,885	$26,208
12/31/2023	$18,659	$18,906	$27,399
1/31/2024	$18,768	$18,300	$27,859
2/29/2024	$20,513	$19,787	$29,347
3/31/2024	$21,019	$20,340	$30,291
4/30/2024	$19,765	$18,774	$29,054
5/31/2024	$20,622	$19,779	$30,494
6/30/2024	$21,237	$19,746	$31,589
7/31/2024	$21,237	$21,363	$31,973
8/31/2024	$22,055	$21,126	$32,749
9/30/2024	$22,584	$21,407	$33,448
10/31/2024	$22,359	$21,123	$33,145
11/30/2024	$24,461	$23,713	$35,090
12/31/2024	$22,798	$21,772	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	22.18%	7.27%	8.59%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$68,984,401
# of Portfolio Holdings	82
Portfolio Turnover Rate	101%
Total Advisory Fees Paid	$388,093

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.37%
Consumer Discretionary	14.36%
Consumer Staples	4.76%
Financials	5.41%
Health Care	24.69%
Industrials	15.93%
Information Technology	29.23%
Repurchase Agreements	3.25%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Developing Growth Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

TSR-A-583-VC

02/25

Class VC

Lord Abbett Dividend Growth Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Portfolio	$110	0.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 22.14%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 25.02% return of the Fund’s benchmark and broad-based securities market index, S&P 500 Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	S&P 500 Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,678	$9,700
2/28/2015	$10,180	$10,257
3/31/2015	$9,987	$10,095
4/30/2015	$10,000	$10,192
5/31/2015	$10,058	$10,323
6/30/2015	$9,788	$10,123
7/31/2015	$9,960	$10,335
8/31/2015	$9,437	$9,712
9/30/2015	$9,232	$9,471
10/31/2015	$9,914	$10,270
11/30/2015	$9,874	$10,301
12/31/2015	$9,787	$10,138
1/31/2016	$9,629	$9,635
2/29/2016	$9,715	$9,622
3/31/2016	$10,377	$10,275
4/30/2016	$10,420	$10,315
5/31/2016	$10,636	$10,500
6/30/2016	$10,888	$10,527
7/31/2016	$11,052	$10,915
8/31/2016	$11,009	$10,931
9/30/2016	$10,966	$10,933
10/31/2016	$10,720	$10,733
11/30/2016	$11,117	$11,131
12/31/2016	$11,265	$11,351
1/31/2017	$11,343	$11,566
2/28/2017	$11,786	$12,025
3/31/2017	$11,755	$12,039
4/30/2017	$11,888	$12,163
5/31/2017	$12,074	$12,334
6/30/2017	$12,051	$12,411
7/31/2017	$12,135	$12,666
8/31/2017	$12,127	$12,705
9/30/2017	$12,458	$12,967
10/31/2017	$12,694	$13,270
11/30/2017	$13,276	$13,677
12/31/2017	$13,419	$13,829
1/31/2018	$14,047	$14,621
2/28/2018	$13,302	$14,082
3/31/2018	$13,050	$13,724
4/30/2018	$13,000	$13,777
5/31/2018	$13,151	$14,108
6/30/2018	$13,218	$14,195
7/31/2018	$13,798	$14,724
8/31/2018	$14,111	$15,203
9/30/2018	$14,323	$15,290
10/31/2018	$13,375	$14,245
11/30/2018	$13,908	$14,535
12/31/2018	$12,792	$13,223
1/31/2019	$13,475	$14,282
2/28/2019	$14,054	$14,741
3/31/2019	$14,310	$15,027
4/30/2019	$14,737	$15,636
5/31/2019	$13,988	$14,642
6/30/2019	$14,880	$15,674
7/31/2019	$15,174	$15,899
8/31/2019	$15,203	$15,648
9/30/2019	$15,511	$15,940
10/31/2019	$15,444	$16,286
11/30/2019	$15,791	$16,877
12/31/2019	$16,175	$17,386
1/31/2020	$16,023	$17,379
2/29/2020	$14,685	$15,949
3/31/2020	$12,962	$13,979
4/30/2020	$14,422	$15,771
5/31/2020	$15,253	$16,522
6/30/2020	$15,445	$16,850
7/31/2020	$16,256	$17,801
8/31/2020	$17,245	$19,080
9/30/2020	$16,919	$18,355
10/31/2020	$16,501	$17,867
11/30/2020	$18,154	$19,823
12/31/2020	$18,668	$20,585
1/31/2021	$18,137	$20,377
2/28/2021	$18,679	$20,939
3/31/2021	$19,470	$21,856
4/30/2021	$20,418	$23,022
5/31/2021	$20,730	$23,183
6/30/2021	$20,928	$23,724
7/31/2021	$21,489	$24,288
8/31/2021	$22,154	$25,026
9/30/2021	$20,939	$23,862
10/31/2021	$22,545	$25,534
11/30/2021	$22,313	$25,357
12/31/2021	$23,451	$26,494
1/31/2022	$21,924	$25,123
2/28/2022	$21,253	$24,371
3/31/2022	$21,855	$25,276
4/30/2022	$20,270	$23,071
5/31/2022	$20,351	$23,114
6/30/2022	$19,159	$21,206
7/31/2022	$20,794	$23,161
8/31/2022	$19,974	$22,217
9/30/2022	$18,312	$20,170
10/31/2022	$19,891	$21,804
11/30/2022	$21,114	$23,022
12/31/2022	$20,274	$21,696
1/31/2023	$20,915	$23,059
2/28/2023	$20,465	$22,496
3/31/2023	$20,778	$23,322
4/30/2023	$21,242	$23,686
5/31/2023	$20,765	$23,789
6/30/2023	$22,006	$25,361
7/31/2023	$22,502	$26,176
8/31/2023	$22,433	$25,759
9/30/2023	$21,374	$24,531
10/31/2023	$20,975	$24,015
11/30/2023	$22,722	$26,208
12/31/2023	$23,584	$27,399
1/31/2024	$24,049	$27,859
2/29/2024	$25,359	$29,347
3/31/2024	$26,115	$30,291
4/30/2024	$24,879	$29,054
5/31/2024	$26,144	$30,494
6/30/2024	$26,901	$31,589
7/31/2024	$27,599	$31,973
8/31/2024	$28,478	$32,749
9/30/2024	$28,917	$33,448
10/31/2024	$28,785	$33,145
11/30/2024	$30,221	$35,090
12/31/2024	$28,805	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	22.14%	12.23%	11.16%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$187,211,410
# of Portfolio Holdings	56
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,029,687

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.38%
Energy	3.12%
Financials	21.10%
Health Care	11.28%
Industrials	9.19%
Information Technology	31.22%
Materials	5.33%
Utilities	3.60%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Dividend Growth Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

TSR-A-1402-VC

02/25

Class VC

Lord Abbett Growth and Income Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth and Income Portfolio	$103	0.93%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 20.60%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 14.37% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell 1000 Value Index	S&P 500 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,648	$9,600	$9,556	$9,700
2/28/2015	$10,056	$10,065	$10,081	$10,257
3/31/2015	$9,955	$9,928	$9,931	$10,095
4/30/2015	$10,062	$10,021	$10,080	$10,192
5/31/2015	$10,222	$10,141	$10,155	$10,323
6/30/2015	$10,068	$9,939	$9,955	$10,123
7/31/2015	$10,113	$9,982	$9,993	$10,335
8/31/2015	$9,468	$9,388	$9,396	$9,712
9/30/2015	$9,195	$9,104	$9,134	$9,471
10/31/2015	$9,927	$9,791	$9,802	$10,270
11/30/2015	$9,958	$9,829	$9,852	$10,301
12/31/2015	$9,714	$9,617	$9,687	$10,138
1/31/2016	$9,177	$9,120	$9,214	$9,635
2/29/2016	$9,129	$9,118	$9,265	$9,622
3/31/2016	$9,723	$9,775	$9,899	$10,275
4/30/2016	$10,012	$9,980	$10,108	$10,315
5/31/2016	$10,199	$10,135	$10,200	$10,500
6/30/2016	$10,187	$10,223	$10,291	$10,527
7/31/2016	$10,475	$10,520	$10,571	$10,915
8/31/2016	$10,599	$10,601	$10,633	$10,931
9/30/2016	$10,614	$10,579	$10,593	$10,933
10/31/2016	$10,454	$10,415	$10,433	$10,733
11/30/2016	$11,128	$11,010	$11,090	$11,131
12/31/2016	$11,376	$11,285	$11,372	$11,351
1/31/2017	$11,453	$11,365	$11,447	$11,566
2/28/2017	$11,766	$11,774	$11,888	$12,025
3/31/2017	$11,562	$11,654	$11,746	$12,039
4/30/2017	$11,611	$11,632	$11,738	$12,163
5/31/2017	$11,639	$11,621	$11,701	$12,334
6/30/2017	$11,822	$11,810	$11,923	$12,411
7/31/2017	$11,927	$11,968	$12,087	$12,666
8/31/2017	$11,833	$11,828	$11,946	$12,705
9/30/2017	$12,186	$12,178	$12,338	$12,967
10/31/2017	$12,323	$12,267	$12,480	$13,270
11/30/2017	$12,716	$12,642	$12,903	$13,677
12/31/2017	$12,898	$12,827	$13,119	$13,829
1/31/2018	$13,492	$13,323	$13,663	$14,621
2/28/2018	$12,801	$12,687	$12,914	$14,082
3/31/2018	$12,579	$12,464	$12,650	$13,724
4/30/2018	$12,534	$12,505	$12,714	$13,777
5/31/2018	$12,572	$12,579	$12,747	$14,108
6/30/2018	$12,509	$12,610	$12,827	$14,195
7/31/2018	$13,043	$13,109	$13,347	$14,724
8/31/2018	$13,258	$13,303	$13,528	$15,203
9/30/2018	$13,307	$13,329	$13,579	$15,290
10/31/2018	$12,590	$12,639	$12,856	$14,245
11/30/2018	$13,012	$13,017	$13,195	$14,535
12/31/2018	$11,848	$11,767	$11,944	$13,223
1/31/2019	$12,656	$12,682	$12,968	$14,282
2/28/2019	$13,038	$13,088	$13,260	$14,741
3/31/2019	$13,123	$13,171	$13,401	$15,027
4/30/2019	$13,591	$13,638	$13,953	$15,636
5/31/2019	$12,528	$12,761	$12,897	$14,642
6/30/2019	$13,398	$13,677	$13,939	$15,674
7/31/2019	$13,627	$13,791	$14,185	$15,899
8/31/2019	$13,169	$13,385	$13,817	$15,648
9/30/2019	$13,651	$13,863	$14,334	$15,940
10/31/2019	$13,682	$14,056	$14,714	$16,286
11/30/2019	$14,171	$14,491	$15,281	$16,877
12/31/2019	$14,513	$14,890	$15,758	$17,386
1/31/2020	$14,105	$14,569	$15,342	$17,379
2/29/2020	$12,766	$13,158	$13,883	$15,949
3/31/2020	$10,592	$10,910	$11,765	$13,979
4/30/2020	$11,809	$12,136	$13,025	$15,771
5/31/2020	$12,342	$12,552	$13,440	$16,522
6/30/2020	$12,367	$12,469	$13,312	$16,850
7/31/2020	$12,821	$12,962	$13,799	$17,801
8/31/2020	$13,421	$13,498	$14,293	$19,080
9/30/2020	$12,896	$13,166	$13,950	$18,355
10/31/2020	$12,808	$12,993	$13,671	$17,867
11/30/2020	$14,412	$14,741	$15,432	$19,823
12/31/2020	$14,904	$15,306	$15,972	$20,585
1/31/2021	$14,827	$15,166	$15,719	$20,377
2/28/2021	$15,608	$16,082	$16,650	$20,939
3/31/2021	$16,453	$17,028	$17,692	$21,856
4/30/2021	$17,122	$17,710	$18,352	$23,022
5/31/2021	$17,455	$18,123	$18,795	$23,183
6/30/2021	$17,293	$17,915	$18,575	$23,724
7/31/2021	$17,502	$18,059	$18,722	$24,288
8/31/2021	$18,056	$18,417	$19,044	$25,026
9/30/2021	$17,545	$17,776	$18,418	$23,862
10/31/2021	$18,564	$18,678	$19,263	$25,534
11/30/2021	$18,129	$18,020	$18,636	$25,357
12/31/2021	$19,229	$19,157	$19,949	$26,494
1/31/2022	$18,663	$18,711	$19,625	$25,123
2/28/2022	$18,538	$18,493	$19,343	$24,371
3/31/2022	$18,763	$19,016	$19,917	$25,276
4/30/2022	$17,515	$17,943	$18,948	$23,071
5/31/2022	$17,841	$18,292	$19,258	$23,114
6/30/2022	$16,223	$16,694	$17,673	$21,206
7/31/2022	$17,251	$17,801	$18,717	$23,161
8/31/2022	$16,937	$17,270	$18,185	$22,217
9/30/2022	$15,569	$15,756	$16,645	$20,170
10/31/2022	$17,295	$17,371	$18,559	$21,804
11/30/2022	$18,257	$18,457	$19,677	$23,022
12/31/2022	$17,414	$17,713	$18,907	$21,696
1/31/2023	$18,248	$18,631	$20,231	$23,059
2/28/2023	$17,839	$17,974	$19,628	$22,496
3/31/2023	$17,441	$17,891	$19,885	$23,322
4/30/2023	$17,754	$18,161	$20,226	$23,686
5/31/2023	$17,106	$17,460	$19,840	$23,789
6/30/2023	$18,280	$18,620	$21,205	$25,361
7/31/2023	$19,087	$19,275	$21,928	$26,176
8/31/2023	$18,666	$18,754	$21,328	$25,759
9/30/2023	$17,853	$18,031	$20,337	$24,531
10/31/2023	$17,459	$17,395	$19,986	$24,015
11/30/2023	$18,858	$18,707	$21,899	$26,208
12/31/2023	$19,710	$19,743	$23,110	$27,399
1/31/2024	$19,885	$19,764	$23,179	$27,859
2/29/2024	$21,017	$20,493	$23,885	$29,347
3/31/2024	$22,170	$21,517	$24,971	$30,291
4/30/2024	$21,230	$20,598	$23,898	$29,054
5/31/2024	$21,930	$21,251	$24,609	$30,494
6/30/2024	$21,864	$21,051	$24,448	$31,589
7/31/2024	$22,897	$22,127	$25,608	$31,973
8/31/2024	$23,405	$22,721	$26,366	$32,749
9/30/2024	$23,537	$23,036	$26,661	$33,448
10/31/2024	$23,580	$22,783	$26,322	$33,145
11/30/2024	$25,067	$24,238	$27,842	$35,090
12/31/2024	$23,772	$22,580	$25,950	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	20.60%	10.37%	9.05%
Russell 1000 Value Index	14.37%	8.68%	8.49%
S&P 500 Value Index	12.29%	10.49%	10.01%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$493,905,006
# of Portfolio Holdings	59
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,535,838

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.19%
Consumer Discretionary	6.72%
Consumer Staples	3.36%
Energy	7.08%
Financials	29.12%
Health Care	14.11%
Industrials	16.39%
Information Technology	9.13%
Materials	3.06%
Real Estate	3.46%
Utilities	3.77%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Growth and Income Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

TSR-A-17-VC

02/25

Class VC

Lord Abbett Short Duration Income Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Portfolio	$84	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 5.14%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 5.46% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment-grade corporate bonds contributed to relative performance.The Fund’s allocation to high-yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance.The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund detracted from relative performance at points in time over the period when interest rates decreased.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,054	$10,054	$10,210
2/28/2015	$10,082	$10,063	$10,114
3/31/2015	$10,102	$10,083	$10,161
4/30/2015	$10,122	$10,100	$10,124
5/31/2015	$10,143	$10,111	$10,100
6/30/2015	$10,129	$10,096	$9,990
7/31/2015	$10,124	$10,102	$10,059
8/31/2015	$10,096	$10,086	$10,045
9/30/2015	$10,096	$10,114	$10,113
10/31/2015	$10,124	$10,134	$10,114
11/30/2015	$10,103	$10,127	$10,088
12/31/2015	$10,058	$10,101	$10,055
1/31/2016	$10,044	$10,129	$10,193
2/29/2016	$10,037	$10,138	$10,266
3/31/2016	$10,169	$10,224	$10,360
4/30/2016	$10,253	$10,266	$10,400
5/31/2016	$10,260	$10,268	$10,402
6/30/2016	$10,329	$10,330	$10,589
7/31/2016	$10,378	$10,353	$10,656
8/31/2016	$10,392	$10,357	$10,644
9/30/2016	$10,420	$10,365	$10,638
10/31/2016	$10,427	$10,370	$10,556
11/30/2016	$10,385	$10,326	$10,307
12/31/2016	$10,407	$10,343	$10,321
1/31/2017	$10,442	$10,372	$10,341
2/28/2017	$10,478	$10,407	$10,411
3/31/2017	$10,492	$10,415	$10,405
4/30/2017	$10,528	$10,442	$10,486
5/31/2017	$10,549	$10,471	$10,566
6/30/2017	$10,557	$10,478	$10,556
7/31/2017	$10,593	$10,519	$10,601
8/31/2017	$10,622	$10,541	$10,696
9/30/2017	$10,622	$10,542	$10,645
10/31/2017	$10,629	$10,551	$10,652
11/30/2017	$10,622	$10,529	$10,638
12/31/2017	$10,634	$10,540	$10,687
1/31/2018	$10,612	$10,522	$10,564
2/28/2018	$10,597	$10,498	$10,464
3/31/2018	$10,612	$10,500	$10,531
4/30/2018	$10,605	$10,509	$10,452
5/31/2018	$10,642	$10,549	$10,527
6/30/2018	$10,657	$10,549	$10,514
7/31/2018	$10,666	$10,574	$10,516
8/31/2018	$10,711	$10,617	$10,584
9/30/2018	$10,711	$10,625	$10,516
10/31/2018	$10,696	$10,627	$10,433
11/30/2018	$10,718	$10,637	$10,495
12/31/2018	$10,757	$10,711	$10,688
1/31/2019	$10,841	$10,786	$10,801
2/28/2019	$10,887	$10,824	$10,795
3/31/2019	$10,971	$10,908	$11,002
4/30/2019	$11,009	$10,944	$11,005
5/31/2019	$11,071	$11,005	$11,201
6/30/2019	$11,140	$11,083	$11,341
7/31/2019	$11,155	$11,096	$11,366
8/31/2019	$11,216	$11,181	$11,661
9/30/2019	$11,224	$11,194	$11,599
10/31/2019	$11,254	$11,243	$11,634
11/30/2019	$11,270	$11,253	$11,628
12/31/2019	$11,301	$11,292	$11,620
1/31/2020	$11,388	$11,357	$11,843
2/29/2020	$11,419	$11,422	$12,056
3/31/2020	$10,699	$11,103	$11,985
4/30/2020	$11,000	$11,366	$12,198
5/31/2020	$11,166	$11,497	$12,255
6/30/2020	$11,332	$11,590	$12,332
7/31/2020	$11,427	$11,648	$12,517
8/31/2020	$11,475	$11,677	$12,416
9/30/2020	$11,467	$11,676	$12,409
10/31/2020	$11,499	$11,697	$12,353
11/30/2020	$11,594	$11,737	$12,475
12/31/2020	$11,654	$11,762	$12,492
1/31/2021	$11,679	$11,769	$12,402
2/28/2021	$11,695	$11,774	$12,223
3/31/2021	$11,695	$11,764	$12,071
4/30/2021	$11,728	$11,788	$12,166
5/31/2021	$11,752	$11,814	$12,206
6/30/2021	$11,760	$11,804	$12,291
7/31/2021	$11,768	$11,824	$12,429
8/31/2021	$11,768	$11,829	$12,405
9/30/2021	$11,768	$11,826	$12,298
10/31/2021	$11,744	$11,787	$12,294
11/30/2021	$11,719	$11,769	$12,331
12/31/2021	$11,727	$11,761	$12,299
1/31/2022	$11,636	$11,673	$12,034
2/28/2022	$11,553	$11,583	$11,900
3/31/2022	$11,403	$11,390	$11,569
4/30/2022	$11,311	$11,307	$11,130
5/31/2022	$11,328	$11,372	$11,202
6/30/2022	$11,178	$11,275	$11,026
7/31/2022	$11,286	$11,360	$11,296
8/31/2022	$11,211	$11,296	$10,977
9/30/2022	$11,028	$11,133	$10,502
10/31/2022	$10,987	$11,109	$10,366
11/30/2022	$11,095	$11,256	$10,748
12/31/2022	$11,134	$11,291	$10,699
1/31/2023	$11,280	$11,409	$11,028
2/28/2023	$11,220	$11,338	$10,743
3/31/2023	$11,314	$11,438	$11,016
4/30/2023	$11,365	$11,508	$11,083
5/31/2023	$11,331	$11,488	$10,962
6/30/2023	$11,288	$11,473	$10,923
7/31/2023	$11,359	$11,551	$10,915
8/31/2023	$11,394	$11,587	$10,846
9/30/2023	$11,377	$11,580	$10,570
10/31/2023	$11,377	$11,606	$10,403
11/30/2023	$11,539	$11,776	$10,874
12/31/2023	$11,696	$11,933	$11,291
1/31/2024	$11,768	$11,996	$11,260
2/29/2024	$11,741	$11,972	$11,100
3/31/2024	$11,795	$12,035	$11,203
4/30/2024	$11,777	$12,012	$10,920
5/31/2024	$11,876	$12,110	$11,105
6/30/2024	$11,930	$12,170	$11,210
7/31/2024	$12,064	$12,326	$11,472
8/31/2024	$12,172	$12,442	$11,637
9/30/2024	$12,262	$12,556	$11,793
10/31/2024	$12,208	$12,501	$11,500
11/30/2024	$12,280	$12,555	$11,622
12/31/2024	$12,297	$12,583	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	5.14%	1.70%	2.09%
ICE BofA 1–3 Year U.S. Corporate Index	5.46%	2.19%	2.32%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$135,621,967
# of Portfolio Holdings	774
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$449,116

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	21.89%
Basic Materials	1.90%
Commercial Paper	0.73%
Communications	2.14%
Consumer Discretionary	6.02%
Consumer Staples	6.03%
Energy	9.87%
Financial	22.94%
Government	4.55%
Industrial	3.90%
Mortgage Securities	11.91%
Technology	1.82%
Utilities	4.58%
Repurchase Agreements	1.72%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Short Duration Income Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

TSR-A-3384-VC

02/25

Class VC

Lord Abbett Total Return Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Portfolio	$71	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 2.66%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 1.25% return of the Fund's benchmark and board-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment-grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: Security selection within commercial mortgage-backed securities detracted from relative performance. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,166	$10,210	$10,190
2/28/2015	$10,125	$10,114	$10,131
3/31/2015	$10,160	$10,161	$10,173
4/30/2015	$10,137	$10,124	$10,161
5/31/2015	$10,119	$10,100	$10,143
6/30/2015	$10,006	$9,990	$10,030
7/31/2015	$10,050	$10,059	$10,088
8/31/2015	$9,985	$10,045	$10,059
9/30/2015	$10,008	$10,113	$10,098
10/31/2015	$10,044	$10,114	$10,130
11/30/2015	$10,008	$10,088	$10,093
12/31/2015	$9,934	$10,055	$10,043
1/31/2016	$9,990	$10,193	$10,154
2/29/2016	$10,038	$10,266	$10,226
3/31/2016	$10,222	$10,360	$10,351
4/30/2016	$10,314	$10,400	$10,422
5/31/2016	$10,320	$10,402	$10,430
6/30/2016	$10,491	$10,589	$10,613
7/31/2016	$10,602	$10,656	$10,701
8/31/2016	$10,620	$10,644	$10,713
9/30/2016	$10,627	$10,638	$10,715
10/31/2016	$10,565	$10,556	$10,644
11/30/2016	$10,327	$10,307	$10,405
12/31/2016	$10,358	$10,321	$10,436
1/31/2017	$10,402	$10,341	$10,472
2/28/2017	$10,478	$10,411	$10,553
3/31/2017	$10,478	$10,405	$10,550
4/30/2017	$10,553	$10,486	$10,637
5/31/2017	$10,629	$10,566	$10,719
6/30/2017	$10,623	$10,556	$10,710
7/31/2017	$10,673	$10,601	$10,764
8/31/2017	$10,755	$10,696	$10,857
9/30/2017	$10,711	$10,645	$10,818
10/31/2017	$10,724	$10,652	$10,831
11/30/2017	$10,711	$10,638	$10,815
12/31/2017	$10,758	$10,687	$10,863
1/31/2018	$10,655	$10,564	$10,758
2/28/2018	$10,558	$10,464	$10,656
3/31/2018	$10,603	$10,531	$10,710
4/30/2018	$10,532	$10,452	$10,638
5/31/2018	$10,571	$10,527	$10,696
6/30/2018	$10,558	$10,514	$10,681
7/31/2018	$10,577	$10,516	$10,703
8/31/2018	$10,623	$10,584	$10,756
9/30/2018	$10,584	$10,516	$10,710
10/31/2018	$10,493	$10,433	$10,620
11/30/2018	$10,532	$10,495	$10,668
12/31/2018	$10,648	$10,688	$10,835
1/31/2019	$10,815	$10,801	$10,984
2/28/2019	$10,815	$10,795	$10,996
3/31/2019	$11,001	$11,002	$11,195
4/30/2019	$11,021	$11,005	$11,210
5/31/2019	$11,175	$11,201	$11,382
6/30/2019	$11,328	$11,341	$11,543
7/31/2019	$11,369	$11,366	$11,577
8/31/2019	$11,575	$11,661	$11,839
9/30/2019	$11,515	$11,599	$11,788
10/31/2019	$11,535	$11,634	$11,826
11/30/2019	$11,535	$11,628	$11,824
12/31/2019	$11,543	$11,620	$11,841
1/31/2020	$11,769	$11,843	$12,054
2/29/2020	$11,913	$12,056	$12,235
3/31/2020	$11,399	$11,985	$11,996
4/30/2020	$11,660	$12,198	$12,236
5/31/2020	$11,817	$12,255	$12,350
6/30/2020	$11,968	$12,332	$12,453
7/31/2020	$12,249	$12,517	$12,672
8/31/2020	$12,201	$12,416	$12,599
9/30/2020	$12,173	$12,409	$12,576
10/31/2020	$12,132	$12,353	$12,531
11/30/2020	$12,317	$12,475	$12,695
12/31/2020	$12,400	$12,492	$12,739
1/31/2021	$12,350	$12,402	$12,658
2/28/2021	$12,222	$12,223	$12,495
3/31/2021	$12,100	$12,071	$12,350
4/30/2021	$12,215	$12,166	$12,454
5/31/2021	$12,257	$12,206	$12,501
6/30/2021	$12,358	$12,291	$12,592
7/31/2021	$12,473	$12,429	$12,719
8/31/2021	$12,459	$12,405	$12,710
9/30/2021	$12,359	$12,298	$12,602
10/31/2021	$12,351	$12,294	$12,591
11/30/2021	$12,373	$12,331	$12,607
12/31/2021	$12,370	$12,299	$12,598
1/31/2022	$12,120	$12,034	$12,322
2/28/2022	$11,974	$11,900	$12,154
3/31/2022	$11,636	$11,569	$11,828
4/30/2022	$11,232	$11,130	$11,387
5/31/2022	$11,210	$11,202	$11,449
6/30/2022	$10,939	$11,026	$11,220
7/31/2022	$11,220	$11,296	$11,503
8/31/2022	$10,940	$10,977	$11,204
9/30/2022	$10,455	$10,502	$10,721
10/31/2022	$10,330	$10,366	$10,603
11/30/2022	$10,675	$10,748	$10,999
12/31/2022	$10,632	$10,699	$10,961
1/31/2023	$10,991	$11,028	$11,301
2/28/2023	$10,739	$10,743	$11,024
3/31/2023	$10,968	$11,016	$11,282
4/30/2023	$11,029	$11,083	$11,351
5/31/2023	$10,899	$10,962	$11,233
6/30/2023	$10,891	$10,923	$11,216
7/31/2023	$10,914	$10,915	$11,227
8/31/2023	$10,853	$10,846	$11,159
9/30/2023	$10,587	$10,570	$10,893
10/31/2023	$10,434	$10,403	$10,730
11/30/2023	$10,899	$10,874	$11,212
12/31/2023	$11,306	$11,291	$11,638
1/31/2024	$11,298	$11,260	$11,610
2/29/2024	$11,171	$11,100	$11,471
3/31/2024	$11,282	$11,203	$11,584
4/30/2024	$11,027	$10,920	$11,313
5/31/2024	$11,210	$11,105	$11,500
6/30/2024	$11,314	$11,210	$11,606
7/31/2024	$11,577	$11,472	$11,869
8/31/2024	$11,768	$11,637	$12,044
9/30/2024	$11,927	$11,793	$12,209
10/31/2024	$11,648	$11,500	$11,932
11/30/2024	$11,784	$11,622	$12,057
12/31/2024	$11,606	$11,432	$11,875

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	2.66%	0.11%	1.50%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$630,794,660
# of Portfolio Holdings	495
Portfolio Turnover Rate	404%
Total Advisory Fees Paid	$1,771,780

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	13.60%
Basic Materials	2.02%
Communications	1.40%
Consumer Discretionary	2.60%
Consumer Staples	3.40%
Energy	5.40%
Financial	15.22%
Government	14.33%
Industrial	2.05%
Mortgage Securities	32.72%
Technology	1.44%
Utilities	4.08%
Repurchase Agreements	1.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Total Return Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

TSR-A-1454-VC

02/25

Class VC

Lord Abbett Mid Cap Stock Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Portfolio for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Stock Portfolio	$122	1.14%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.90%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,704	$9,857	$9,700	$9,700
2/28/2015	$10,257	$10,261	$10,270	$10,257
3/31/2015	$10,346	$10,242	$10,283	$10,095
4/30/2015	$10,261	$10,126	$10,248	$10,192
5/31/2015	$10,438	$10,305	$10,343	$10,323
6/30/2015	$10,204	$10,041	$10,162	$10,123
7/31/2015	$10,281	$10,027	$9,938	$10,335
8/31/2015	$9,743	$9,553	$9,492	$9,712
9/30/2015	$9,347	$9,234	$9,133	$9,471
10/31/2015	$9,874	$9,798	$9,695	$10,270
11/30/2015	$9,927	$9,826	$9,837	$10,301
12/31/2015	$9,621	$9,522	$9,335	$10,138
1/31/2016	$8,981	$8,996	$8,817	$9,635
2/29/2016	$8,981	$9,059	$9,015	$9,622
3/31/2016	$9,795	$9,895	$9,928	$10,275
4/30/2016	$9,969	$10,108	$10,099	$10,315
5/31/2016	$10,216	$10,273	$10,243	$10,500
6/30/2016	$10,159	$10,367	$10,293	$10,527
7/31/2016	$10,495	$10,806	$10,713	$10,915
8/31/2016	$10,553	$10,783	$10,755	$10,931
9/30/2016	$10,587	$10,828	$10,758	$10,933
10/31/2016	$10,395	$10,566	$10,533	$10,733
11/30/2016	$11,049	$11,227	$11,583	$11,131
12/31/2016	$11,199	$11,426	$11,811	$11,351
1/31/2017	$11,383	$11,618	$11,974	$11,566
2/28/2017	$11,576	$11,943	$12,212	$12,025
3/31/2017	$11,475	$11,856	$12,125	$12,039
4/30/2017	$11,589	$11,878	$12,122	$12,163
5/31/2017	$11,572	$11,842	$11,938	$12,334
6/30/2017	$11,651	$12,018	$12,194	$12,411
7/31/2017	$11,728	$12,177	$12,311	$12,666
8/31/2017	$11,428	$11,950	$12,056	$12,705
9/30/2017	$11,656	$12,275	$12,591	$12,967
10/31/2017	$11,759	$12,374	$12,717	$13,270
11/30/2017	$11,952	$12,793	$13,189	$13,677
12/31/2017	$11,964	$12,951	$13,266	$13,829
1/31/2018	$12,222	$13,248	$13,441	$14,621
2/28/2018	$11,695	$12,596	$12,761	$14,082
3/31/2018	$11,749	$12,627	$12,867	$13,724
4/30/2018	$11,798	$12,689	$12,952	$13,777
5/31/2018	$11,934	$12,827	$13,500	$14,108
6/30/2018	$11,861	$12,931	$13,556	$14,195
7/31/2018	$12,208	$13,282	$13,849	$14,724
8/31/2018	$12,398	$13,463	$14,203	$15,203
9/30/2018	$12,339	$13,357	$14,067	$15,290
10/31/2018	$11,217	$12,395	$12,818	$14,245
11/30/2018	$11,397	$12,692	$13,189	$14,535
12/31/2018	$10,165	$11,359	$11,691	$13,223
1/31/2019	$11,214	$12,529	$13,059	$14,282
2/28/2019	$11,593	$12,927	$13,573	$14,741
3/31/2019	$11,521	$12,992	$13,330	$15,027
4/30/2019	$11,976	$13,420	$13,965	$15,636
5/31/2019	$10,917	$12,558	$12,616	$14,642
6/30/2019	$11,674	$13,407	$13,663	$15,674
7/31/2019	$11,850	$13,518	$13,816	$15,899
8/31/2019	$11,333	$13,041	$13,073	$15,648
9/30/2019	$11,834	$13,571	$13,723	$15,940
10/31/2019	$11,793	$13,644	$13,906	$16,286
11/30/2019	$12,111	$14,007	$14,294	$16,877
12/31/2019	$12,466	$14,433	$14,740	$17,386
1/31/2020	$12,104	$14,153	$14,131	$17,379
2/29/2020	$10,938	$12,751	$12,627	$15,949
3/31/2020	$8,659	$9,857	$9,567	$13,979
4/30/2020	$9,798	$11,173	$10,940	$15,771
5/31/2020	$10,287	$11,691	$11,518	$16,522
6/30/2020	$10,413	$11,823	$11,647	$16,850
7/31/2020	$10,692	$12,381	$11,966	$17,801
8/31/2020	$10,850	$12,872	$12,422	$19,080
9/30/2020	$10,403	$12,580	$11,882	$18,355
10/31/2020	$10,608	$12,697	$12,297	$17,867
11/30/2020	$12,215	$14,480	$14,335	$19,823
12/31/2020	$12,777	$15,150	$15,290	$20,585
1/31/2021	$12,772	$15,115	$15,467	$20,377
2/28/2021	$13,647	$16,286	$16,942	$20,939
3/31/2021	$14,565	$17,127	$18,108	$21,856
4/30/2021	$15,403	$17,955	$18,978	$23,022
5/31/2021	$15,488	$18,310	$19,346	$23,183
6/30/2021	$15,175	$18,097	$18,802	$23,724
7/31/2021	$15,186	$18,209	$18,768	$24,288
8/31/2021	$15,525	$18,599	$19,218	$25,026
9/30/2021	$15,128	$17,914	$18,502	$23,862
10/31/2021	$15,913	$18,868	$19,322	$25,534
11/30/2021	$15,456	$18,294	$18,862	$25,357
12/31/2021	$16,444	$19,443	$19,977	$26,494
1/31/2022	$15,658	$18,613	$19,185	$25,123
2/28/2022	$15,751	$18,526	$19,427	$24,371
3/31/2022	$15,857	$19,089	$19,856	$25,276
4/30/2022	$14,777	$17,955	$18,541	$23,071
5/31/2022	$15,141	$18,300	$18,938	$23,114
6/30/2022	$13,598	$16,288	$17,178	$21,206
7/31/2022	$14,656	$17,690	$18,758	$23,161
8/31/2022	$14,275	$17,148	$18,223	$22,217
9/30/2022	$12,989	$15,485	$16,490	$20,170
10/31/2022	$14,370	$16,948	$18,391	$21,804
11/30/2022	$15,215	$18,019	$19,580	$23,022
12/31/2022	$14,600	$17,104	$18,591	$21,696
1/31/2023	$15,644	$18,485	$20,710	$23,059
2/28/2023	$15,359	$17,893	$20,131	$22,496
3/31/2023	$14,834	$17,330	$19,059	$23,322
4/30/2023	$14,948	$17,331	$18,855	$23,686
5/31/2023	$14,347	$16,562	$18,172	$23,789
6/30/2023	$15,542	$17,998	$19,922	$25,361
7/31/2023	$16,104	$18,782	$20,813	$26,176
8/31/2023	$15,875	$18,117	$20,033	$25,759
9/30/2023	$15,150	$17,196	$18,881	$24,531
10/31/2023	$14,558	$16,344	$17,771	$24,015
11/30/2023	$15,856	$17,885	$19,470	$26,208
12/31/2023	$16,851	$19,278	$21,453	$27,399
1/31/2024	$16,890	$18,933	$20,789	$27,859
2/29/2024	$17,805	$19,837	$21,192	$29,347
3/31/2024	$18,739	$20,864	$22,336	$30,291
4/30/2024	$17,726	$19,772	$20,985	$29,054
5/31/2024	$18,413	$20,482	$21,967	$30,494
6/30/2024	$17,988	$20,154	$21,549	$31,589
7/31/2024	$18,931	$21,372	$23,180	$31,973
8/31/2024	$19,324	$21,775	$23,327	$32,749
9/30/2024	$19,579	$22,185	$23,600	$33,448
10/31/2024	$19,390	$21,906	$23,589	$33,145
11/30/2024	$20,752	$23,519	$25,677	$35,090
12/31/2024	$19,362	$21,798	$23,965	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	14.90%	9.21%	6.83%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$251,933,715
# of Portfolio Holdings	63
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,870,595

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.48%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.40%
Health Care	12.49%
Industrials	21.87%
Information Technology	11.40%
Materials	5.82%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.18%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Mid Cap Stock Portfolio

Annual Shareholder Report

December 31, 2024

www.lordabbett.com/seriesfunds

TSR-A-269-VC

02/25

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2024	2023
Audit Fees {a}	$384,000	$375,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	384,000	375,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$384,000	$375,000

________

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees {a}	$250,000	230,000

________

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Bond Debenture Portfolio

For the fiscal year ended December 31, 2024

1	Schedule of Investments (Item 7)

47	Statement of Assets and Liabilities (Item 7)

48	Statement of Operations (Item 7)

49	Statements of Changes in Net Assets (Item 7)

50	Financial Highlights (Item 7)

52	Notes to Financial Statements (Item 7)

71	Report of Independent Registered Public Accounting Firm (Item 7)

72	Changes in and Disagreements with Accountants (Item 8)

72	Proxy Disclosures (Item 9)

72	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 108.85%

ASSET-BACKED SECURITIES 4.72%

Automobiles 0.53%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$682,704	$677,391
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	425,000	425,744
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	470,000	471,491
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	3,118,000	3,103,959
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	1,310,000	1,334,848
Total					6,013,433

Other 4.19%
720 East CLO Ltd. Series 2022-1A Class CR†	6.254% (3 mo. USD Term SOFR + 1.90%	)#	1/20/2038	1,000,000	1,000,000
AB BSL CLO 5 Ltd. Series 2024-5A Class C†	6.415% (3 mo. USD Term SOFR + 2.10%	)#	1/20/2038	590,000	590,000
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	835,000	841,411
AGL CLO 9 Ltd. Series 2020-9A Class BR†	6.617% (3 mo. USD Term SOFR + 2.00%	)#	4/20/2037	250,000	252,324
AIMCO CLO 21 Ltd. Series 2024-21A Class B†	6.552% (3 mo. USD Term SOFR + 1.92%	)#	4/18/2037	900,000	906,463
Anchorage Capital CLO 30 Ltd. Series 2024-30A Class C†	6.315% (3 mo. USD Term SOFR + 2.00%	)#	1/20/2037	1,140,000	1,140,010
ARES Loan Funding VI Ltd. Series 2024-ALF6A Class B†	6.761% (3 mo. USD Term SOFR + 1.75%	)#	7/10/2037	500,000	503,202
Ballyrock CLO 28 Ltd. Series 2024-28A Class B†	6.177% (3 mo. USD Term SOFR + 1.85%	)#	1/20/2038	1,370,000	1,369,144
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†	7.127% (3 mo. USD Term SOFR + 2.80%	)#	1/20/2038	1,000,000	999,370
Benefit Street Partners CLO XXVII Ltd. Series 2022-27A Class BR†	6.317% (3 mo. USD Term SOFR + 1.70%	)#	10/20/2037	500,000	500,856
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class C†	6.113% (3 mo. USD Term SOFR + 1.80%	)#	1/25/2038	920,000	920,000

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Birch Grove CLO 11 Ltd. Series 2024-11A Class D1†	7.449% (3 mo. USD Term SOFR + 3.10%	)#	1/22/2038	$880,000	$880,000
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	1,240,000	1,226,495
Captree Park CLO Ltd. Series 2024-1A Class B1†	6.517% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037	660,000	666,324
Carlyle U.S. CLO Series 2024-4A Class B†	7.076% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2037	460,000	463,280
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	1,455,000	1,459,032
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	1,410,065	1,422,407
Danby Park CLO Ltd. Series 2022-1A Class CR†	6.617% (3 mo. USD Term SOFR + 2.00%	)#	10/21/2037	250,000	250,840
Driven Brands Funding LLC Series 2019-1A Class A2†	4.641%		4/20/2049	722,007	716,097
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	455,547	427,300
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	698,250	711,692
Dryden 121 CLO Ltd. Series 2024-121A Class C†	6.234% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2037	1,470,000	1,470,000
Dryden 121 CLO Ltd. Series 2024-121A Class D1†	7.234% (3 mo. USD Term SOFR + 2.90%	)#	1/15/2037	780,000	780,000
Gracie Point International Funding LLC Series 2023-1A Class A†	6.882% (90 day USD SOFR Average + 1.95%	)#	9/1/2026	1,548,959	1,556,251
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	342,413	350,474
Invesco U.S. CLO Ltd. Series 2024-2A Class B†	6.656% (3 mo. USD Term SOFR + 2.00%	)#	7/15/2037	350,000	354,280
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	925,000	916,439
KKR CLO 54 Ltd. Series 2024-54A Class C†	6.171% (3 mo. USD Term SOFR + 1.85%	)#	1/15/2038	1,000,000	999,785
KKR CLO 54 Ltd. Series 2024-54A Class D1†	7.171% (3 mo. USD Term SOFR + 2.85%	)#	1/15/2038	1,000,000	999,768

2	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
KKR CLO 60 Ltd. Series 2024-60A Class C†	6.395% (3 mo. USD Term SOFR + 1.95%	)#	1/15/2038	$830,000	$831,170
KKR CLO 60 Ltd. Series 2024-60A Class D1†	7.445% (3 mo. USD Term SOFR + 3.00%	)#	1/15/2038	840,000	842,013
Madison Park Funding LVII Ltd. Series 2022-57A Class BR†	6.317% (3 mo. USD Term SOFR + 1.70%	)#	7/27/2034	910,000	912,137
Magnetite XXX Ltd. Series 2021-30A Class CR†	6.693% (3 mo. USD Term SOFR + 1.90%	)#	10/25/2037	250,000	251,306
New Mountain CLO 2 Ltd. Series CLO-2A Class CR†	6.209% (3 mo. USD Term SOFR + 1.85%	)#	1/15/2038	960,000	959,984
OCP CLO Ltd. Series 2024-36A Class C†	6.462% (3 mo. USD Term SOFR + 1.90%	)#	10/16/2037	250,000	249,906
OHA Credit Funding 3 Ltd. Series 2019-3A Class CR2†	6.261% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2038	500,000	500,009
OHA Credit Funding 3 Ltd. Series 2019-3A Class D1R2†	7.261% (3 mo. USD Term SOFR + 2.75%	)#	1/20/2038	415,000	415,015
OHA Credit Funding 4 Ltd. Series 2019-4A Class CR2†	6.143% (3 mo. USD Term SOFR + 1.75%	)#	1/22/2038	1,050,000	1,050,000
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	785,000	787,030
Palmer Square CLO Ltd. Series 2024-4A Class C†	6.081% (3 mo. USD Term SOFR + 1.75%	)#	1/15/2038	720,000	719,845
Palmer Square CLO Ltd. Series 2024-4A Class D1†	6.981% (3 mo. USD Term SOFR + 2.65%	)#	1/15/2038	1,250,000	1,249,713
Pikes Peak CLO 10 Series 2022-10A Class CR†	6.392% (3 mo. USD Term SOFR + 2.00%	)#	1/22/2038	670,000	671,795	(a)
Regatta 30 Funding Ltd. Series 2024-4A Class C†	6.163% (3 mo. USD Term SOFR + 1.85%	)#	1/25/2038	1,180,000	1,183,162	(a)
Regatta 30 Funding Ltd. Series 2024-4A Class D1†	7.113% (3 mo. USD Term SOFR + 2.80%	)#	1/25/2038	1,180,000	1,184,649	(a)
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	964,582	941,500
Silver Point CLO 7 Ltd. Series 2024-7A Class C†(b)	–	(c)	1/15/2038	1,470,000	1,470,000
Silver Point CLO 7 Ltd. Series 2024-7A Class D1†(b)	–	(c)	1/15/2038	1,480,000	1,480,000

See Notes to Financial Statements.	3

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.854% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	$1,595,000	$1,598,033
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	483,160	495,270
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	650,000	668,928
Subway Funding LLC Series 2024-1A Class A2II†	6.268%		7/30/2054	735,000	749,087
Subway Funding LLC Series 2024-3A Class A23†	5.914%		7/30/2054	735,000	720,457
Subway Funding LLC Series 2024-3A Class A2II†	5.566%		7/30/2054	735,000	716,349
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	591,443	497,258
Wellfleet CLO Ltd. Series 2024-1A Class C†	7.772% (3 mo. USD Term SOFR + 2.45%	)#	7/18/2037	250,000	253,990
Wingstop Funding LLC Series 2022-1A Class A2†	3.734%		3/5/2052	620,313	581,157
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%		12/5/2054	970,000	974,290
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	244,388	246,999
Total					47,874,296
Total Asset-Backed Securities (cost $53,882,775)					53,887,729

				Shares

COMMON STOCKS 5.11%

Aerospace & Defense 0.09%
Woodward, Inc.				6,475	1,077,570

Air Freight & Logistics 0.13%
JD Logistics, Inc.†*(d)				946,900	1,543,194

Automobile Components 0.06%
Chassix Holdings, Inc.*				173,593	679,874

Automobiles 0.10%
Tesla, Inc.*				2,725	1,100,464

Banks 0.25%
Citigroup, Inc.				16,148	1,136,658
East West Bancorp, Inc.				17,896	1,713,721
Total					2,850,379

4	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Capital Markets 0.20%
Cohen & Steers, Inc.	10,989	$1,014,724
Tradeweb Markets, Inc. Class A	9,585	1,254,868
Total		2,269,592

Commercial Services & Supplies 0.10%
Cintas Corp.	6,144	1,122,509

Communications Equipment 0.10%
Arista Networks, Inc.*	10,176	1,124,753

Consumer Staples Distribution & Retail 0.20%
Casey’s General Stores, Inc.	2,962	1,173,633
Costco Wholesale Corp.	1,241	1,137,091
Total		2,310,724

Containers & Packaging 0.10%
International Paper Co.	21,088	1,134,956

Diversified Consumer Services 0.10%
Duolingo, Inc.*	3,438	1,114,703

Electric: Utilities 0.01%
Frontera Generation Holdings LLC*	9,472	75,776

Electrical Equipment 0.10%
Generac Holdings, Inc.*	7,405	1,148,145

Electronic Equipment, Instruments & Components 0.14%
Coherent Corp.*	17,636	1,670,658

Entertainment 0.45%
Electronic Arts, Inc.	7,942	1,161,915
Netflix, Inc.*	1,289	1,148,911
Sea Ltd. ADR*	15,752	1,671,287
Spotify Technology SA (Sweden)*(e)	2,553	1,142,161
Total		5,124,274

Financial Services 0.15%
PayPal Holdings, Inc.*	19,753	1,685,919

Ground Transportation 0.09%
U-Haul Holding Co.*	14,684	1,014,518

See Notes to Financial Statements.	5

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Health Care Equipment & Supplies 0.20%
Glaukos Corp.*	8,236	$1,234,906
Intuitive Surgical, Inc.*	2,149	1,121,692
Total		2,356,598

Health Care Technology 0.10%
Veeva Systems, Inc. Class A*	5,345	1,123,786

Hotels, Restaurants & Leisure 0.19%
Cava Group, Inc.*	4,667	526,437
Flutter Entertainment PLC*	6,277	1,622,291
Total		2,148,728

Information Technology Services 0.10%
Shopify, Inc. Class A (Canada)*(e)	10,953	1,164,633

Interactive Media & Services 0.35%
Meta Platforms, Inc. Class A	1,839	1,076,753
Reddit, Inc. Class A*	6,700	1,095,048
Tencent Holdings Ltd.(d)	33,500	1,787,989
Total		3,959,790

Machinery 0.09%
Westinghouse Air Brake Technologies Corp.	5,650	1,071,184

Media 0.10%
Trade Desk, Inc. Class A*	9,421	1,107,250

Miscellaneous Financials 0.03%
Utex Industries*	8,205	341,533

Oil, Gas & Consumable Fuels 0.11%
YPF SA ADR*	28,716	1,220,717

Personal Care Products 0.06%
Gibson Brands Private Equity*	9,315	690,866

Professional Services 0.10%
Verisk Analytics, Inc.	4,070	1,121,000

Real Estate Management & Development 0.10%
Jones Lang LaSalle, Inc.*	4,650	1,177,101

Semiconductors & Semiconductor Equipment 0.15%
Astera Labs, Inc.*	12,980	1,719,201

6	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Software 0.76%
AppLovin Corp. Class A*	3,371	$1,091,631
Aspen Technology, Inc.*	4,578	1,142,806
Atlassian Corp. Class A (Australia)*(e)	4,552	1,107,866
DocuSign, Inc.*	20,877	1,877,677
Fair Isaac Corp.*	558	1,110,939
Fortinet, Inc.*	12,276	1,159,837
ServiceNow, Inc.*	1,094	1,159,771
Total		8,650,527

Specialty Retail 0.00%
Claire’s Holdings LLC*	1,067	3,202

Technology Hardware, Storage & Peripherals 0.10%
Pure Storage, Inc. Class A*	19,121	1,174,603

Textiles, Apparel & Luxury Goods 0.19%
Deckers Outdoor Corp.*	5,421	1,100,951
On Holding AG Class A (Switzerland)*(e)	20,159	1,104,108
Total		2,205,059

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*	2,356	117,800
Total Common Stocks (cost $56,971,765)		58,401,586

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 68.33%

Aerospace/Defense 1.35%
BAE Systems PLC (United Kingdom)†(e)	5.25%	3/26/2031	$472,000	473,535
Boeing Co.	5.15%	5/1/2030	1,000,000	986,725
Boeing Co.	5.805%	5/1/2050	1,810,000	1,686,261
Boeing Co.	6.528%	5/1/2034	660,000	691,765
Bombardier, Inc. (Canada)†(e)	7.50%	2/1/2029	1,724,000	1,795,241
HEICO Corp.	5.35%	8/1/2033	680,000	678,771
Spirit AeroSystems, Inc.	4.60%	6/15/2028	1,781,000	1,690,268
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	984,000	1,054,594
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	1,237,000	1,370,420
TransDigm, Inc.	4.625%	1/15/2029	2,887,000	2,705,848

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
TransDigm, Inc.†	6.00%		1/15/2033	$1,123,000	$1,101,495
Triumph Group, Inc.†	9.00%		3/15/2028	1,084,000	1,130,051
Total					15,364,974

Agriculture 0.65%
BAT Capital Corp.	7.75%		10/19/2032	1,051,000	1,192,974
Imperial Brands Finance PLC (United Kingdom)†(e)	6.125%		7/27/2027	1,175,000	1,206,695
JT International Financial Services BV (Netherlands)†(e)	6.875%		10/24/2032	1,273,000	1,388,744
Viterra Finance BV (Netherlands)†(e)	2.00%		4/21/2026	1,082,000	1,036,896
Viterra Finance BV (Netherlands)†(e)	3.20%		4/21/2031	1,518,000	1,328,658
Viterra Finance BV (Netherlands)†(e)	5.25%		4/21/2032	1,306,000	1,278,306
Total					7,432,273

Airlines 2.18%
Air Canada (Canada)†(e)	3.875%		8/15/2026	1,733,000	1,685,135
Alaska Airlines Pass-Through Trust Class A†	4.80%		2/15/2029	1,364,656	1,355,100
American Airlines Pass-Through Trust Class AA	3.00%		4/15/2030	543,272	507,595
American Airlines, Inc.†	7.25%		2/15/2028	1,188,000	1,218,773
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%		4/20/2029	6,185,487	6,138,955
AS Mileage Plan IP Ltd. (Cayman Islands)†(e)	5.308%		10/20/2031	1,103,000	1,077,609
Azul Secured Finance II LLP†	12.82% (3 mo. USD Term SOFR + 8.25%	)	1/28/2025	277,763	281,325
Azul Secured Finance LLP†	11.50%		5/28/2029	2,009,833	1,146,228
Azul Secured Finance LLP†	11.93%		8/28/2028	1,273,893	1,287,621
British Airways Pass-Through Trust Class AA (United Kingdom)†(e)	3.30%		6/15/2034	599,871	551,132
British Airways Pass-Through Trust Class A (United Kingdom)†(e)	4.25%		5/15/2034	449,331	427,047
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	1,446,135	1,427,231
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	1,858,000	1,976,052
JetBlue Pass-Through Trust Class A	2.95%		11/15/2029	777,556	702,439
JetBlue Pass-Through Trust Class B	8.00%		11/15/2027	768,533	784,117
United Airlines Pass-Through Trust Class AA	5.45%		8/15/2038	1,180,000	1,185,733
United Airlines Pass-Through Trust Class A	5.80%		7/15/2037	1,317,882	1,348,716
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	1,060,905	1,084,447
United Airlines, Inc.†	4.625%		4/15/2029	696,000	662,311
Total					24,847,566

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers 0.52%
Allison Transmission, Inc.†	3.75%		1/30/2031		$1,261,000	$1,116,524
Aston Martin Capital Holdings Ltd. (United Kingdom)†(e)	10.00%		3/31/2029		1,667,000	1,628,987
General Motors Financial Co., Inc.	5.45%		9/6/2034		2,108,000	2,047,435
Jaguar Land Rover Automotive PLC (United Kingdom)†(e)	5.875%		1/15/2028		1,189,000	1,181,278
Total						5,974,224

Auto Parts & Equipment 0.27%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		1,057,000	1,077,082
Real Hero Merger Sub 2, Inc.†	6.25%		2/1/2029		188,000	161,805
ZF North America Capital, Inc.†	6.875%		4/14/2028		1,064,000	1,061,868
ZF North America Capital, Inc.†	7.125%		4/14/2030		759,000	745,861
Total						3,046,616

Banks 6.07%
ABN AMRO Bank NV (Netherlands)†(e)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		1,600,000	1,349,615
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(e)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		2,645,000	0	(f)(g)
ANZ Bank New Zealand Ltd. (New Zealand)†(e)	5.898% (5 yr. CMT + 1.50%	)#	7/10/2034		935,000	947,674
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		1,128,000	1,150,953
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	6.742%		12/8/2032		2,525,000	2,696,460
Banco de Credito e Inversiones SA (Chile)†(e)	8.75% (5 yr. CMT + 4.94%	)#	–	(h)	1,057,000	1,106,414
Banco Santander SA (Spain)(e)	8.00% (5 yr. CMT + 3.91%	)#	–	(h)	600,000	621,871
Bancolombia SA (Colombia)(e)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		1,191,000	1,248,148
Bank of Ireland Group PLC (Ireland)†(e)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027		1,201,000	1,142,776
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		2,182,000	1,898,340
BankUnited, Inc.	4.875%		11/17/2025		1,178,000	1,176,199
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		1,998,000	2,039,740

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		$1,110,000	$1,150,408
CaixaBank SA (Spain)†(e)	6.208% (SOFR + 2.70%	)#	1/18/2029		2,569,000	2,633,160
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		1,088,000	1,104,378
Credit Agricole SA (France)†(e)	4.75% (5 yr. CMT + 3.24%	)#	–	(h)	3,166,000	2,845,377
Danske Bank AS (Denmark)(e)	7.00% (7 yr. CMT + 4.13%	)#	–	(h)	1,115,000	1,119,789
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%	)#	12/1/2032		1,180,000	1,144,851
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029		2,168,000	2,251,703
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		2,717,000	2,797,922
Fifth Third Bancorp	4.895% (SOFR + 1.49%	)#	9/6/2030		941,000	928,474
First Republic Bank	4.375%		8/1/2046		1,248,000	3,432
First Republic Bank	4.625%		2/13/2047		500,000	1,375
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,618,362
FNB Corp.	5.722% (SOFR + 1.93%	)#	12/11/2030		1,326,000	1,309,674
Freedom Mortgage Corp.†	12.00%		10/1/2028		1,007,000	1,096,175
Freedom Mortgage Corp.†	12.25%		10/1/2030		402,000	445,007
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		1,058,000	905,965
HSBC Holdings PLC (United Kingdom)(e)	6.375% (5 yr. USD ICE Swap + 4.37%	)#	–	(h)	1,646,000	1,648,393
HSBC Holdings PLC (United Kingdom)(e)	6.95% (5 yr. CMT + 3.19%	)#	–	(h)	1,139,000	1,143,658
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,148,000	1,147,277
Independent Bank Group, Inc.	8.375% (3 mo. USD Term SOFR + 4.61%	)#	8/15/2034		1,334,000	1,367,350
KeyBank NA	3.90%		4/13/2029		1,946,000	1,830,663
Lloyds Banking Group PLC (United Kingdom)(e)	6.098% (SOFR + 1.56%	)#	8/7/2027		1,605,000	1,624,074
Macquarie Bank Ltd. (United Kingdom)(e)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(h)	501,000	505,503

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
NatWest Group PLC (United Kingdom)(e)	8.125% (5 yr. CMT + 3.75%	)#	–	(h)	$1,159,000	$1,237,264
Nordea Bank Abp (Finland)†(e)	6.30% (5 yr. CMT + 2.66%	)#	–	(h)	677,000	648,508
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(h)	1,256,000	1,182,009
Regions Financial Corp.	5.502% (SOFR + 2.06%	)#	9/6/2035		941,000	919,493
Societe Generale SA (France)†(e)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		1,095,000	1,081,583
Standard Chartered PLC (United Kingdom)†(e)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		934,000	952,471
Standard Chartered PLC (United Kingdom)†(e)	7.767% (1 yr. CMT + 3.45%	)#	11/16/2028		2,010,000	2,148,941
Sumitomo Mitsui Financial Group, Inc. (Japan)(e)	6.60% (5 yr. CMT + 2.28%	)#	–	(h)	669,000	688,590
Synovus Financial Corp.	6.168% (SOFR + 2.35%	)#	11/1/2030		935,000	942,416
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030		1,088,000	1,097,306
UBS Group AG (Switzerland)†(e)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		2,344,000	2,258,155
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.75%	)#	–	(h)	1,209,000	1,310,038
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.76%	)#	–	(h)	802,000	921,042
UniCredit SpA (Italy)†(e)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		2,274,000	2,377,839
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,546,285
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		1,995,000	1,884,856
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035		1,140,000	1,148,587
Total						69,346,543

Beverages 0.19%
Bacardi Ltd.†	4.70%		5/15/2028		1,331,000	1,314,275
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		898,000	897,459
Total						2,211,734

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Biotechnology 0.05%
Biocon Biologics Global PLC (United Kingdom)†(e)	6.67%	10/9/2029	$647,000	$620,864

Building Materials 1.28%
ACProducts Holdings, Inc.†	6.375%	5/15/2029	1,468,000	933,173
Builders FirstSource, Inc.†	6.375%	6/15/2032	1,079,000	1,073,851
Camelot Return Merger Sub, Inc.†	8.75%	8/1/2028	951,000	912,331
Cornerstone Building Brands, Inc.†	9.50%	8/15/2029	189,000	184,182
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%	12/15/2030	3,301,000	3,309,528
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	1,145,000	1,154,770
Griffon Corp.	5.75%	3/1/2028	819,000	803,657
Masterbrand, Inc.†	7.00%	7/15/2032	1,113,000	1,122,062
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030	1,800,000	1,704,734
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%	4/15/2030	565,000	533,093
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	1,190,000	1,161,959
Standard Industries, Inc.†	4.375%	7/15/2030	891,000	817,038
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%	1/15/2031	808,000	858,121
Total				14,568,499

Chemicals 1.73%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029	3,158,947	2,084,905
ASP Unifrax Holdings, Inc.†	10.425%	9/30/2029	2,565,684	2,600,038
Cabot Corp.	5.00%	6/30/2032	1,611,000	1,572,021
Celanese U.S. Holdings LLC	6.165%	7/15/2027	2,351,000	2,386,817
INEOS Finance PLC (United Kingdom)†(e)	7.50%	4/15/2029	1,097,000	1,124,285
OCI NV (Netherlands)†(e)	6.70%	3/16/2033	1,111,000	1,120,691
Olin Corp.	5.00%	2/1/2030	1,347,000	1,265,541
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	1,429,000	1,457,701
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	1,141,000	1,074,632
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,091,000	1,037,005
SK Invictus Intermediate II SARL (Luxembourg)†(e)	5.00%	10/30/2029	1,575,000	1,475,769
Solvay Finance America LLC†	5.65%	6/4/2029	1,429,000	1,451,337
WR Grace Holdings LLC†	5.625%	8/15/2029	1,227,000	1,129,862
Total				19,780,604

Coal 0.18%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,262,000	1,151,998
Warrior Met Coal, Inc.†	7.875%	12/1/2028	849,000	880,446
Total				2,032,444

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services 1.98%
Allied Universal Holdco LLC†	7.875%	2/15/2031	$1,195,000	$1,222,880
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	1,910,000	1,742,363
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(e)	4.625%	6/1/2028	1,262,000	1,194,286
Ashtead Capital, Inc.†	4.25%	11/1/2029	698,000	662,190
Ashtead Capital, Inc.†	5.50%	8/11/2032	892,000	882,351
Ashtead Capital, Inc.†	5.80%	4/15/2034	486,000	486,677
Block, Inc.†	6.50%	5/15/2032	1,949,000	1,970,250
Brink’s Co.†	4.625%	10/15/2027	762,000	739,951
CoreCivic, Inc.	8.25%	4/15/2029	1,204,000	1,274,316
EquipmentShare.com, Inc.†	8.625%	5/15/2032	1,109,000	1,160,345
EquipmentShare.com, Inc.†	9.00%	5/15/2028	2,756,000	2,862,348
Garda World Security Corp. (Canada)†(e)	7.75%	2/15/2028	717,000	740,501
GEO Group, Inc.	8.625%	4/15/2029	1,643,000	1,737,003
GXO Logistics, Inc.	2.65%	7/15/2031	1,389,000	1,166,295
GXO Logistics, Inc.	6.25%	5/6/2029	1,090,000	1,116,780
Hertz Corp.†(i)	Zero Coupon	10/15/2024	987,000	65,389
Hertz Corp.†	Zero Coupon	1/15/2028	1,887,000	363,247
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	705,225
Quanta Services, Inc.	5.25%	8/9/2034	1,124,000	1,098,868
Raven Acquisition Holdings LLC†	6.875%	11/15/2031	1,483,000	1,471,831
Total				22,663,096

Computers 1.30%
Amentum Holdings, Inc.†	7.25%	8/1/2032	723,000	729,303
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	1,171,000	1,111,144
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	4,608,000	4,192,132
Gartner, Inc.†	3.625%	6/15/2029	1,796,000	1,669,838
McAfee Corp.†	7.375%	2/15/2030	2,403,000	2,336,897
NCR Atleos Corp.†	9.50%	4/1/2029	1,485,000	1,610,104
NetApp, Inc.	2.70%	6/22/2030	518,000	457,254
Seagate HDD Cayman (Cayman Islands)(e)	8.25%	12/15/2029	1,034,000	1,102,671
Seagate HDD Cayman (Cayman Islands)(e)	8.50%	7/15/2031	448,000	479,480
Western Digital Corp.	3.10%	2/1/2032	1,421,000	1,185,144
Total				14,873,967

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Cosmetics/Personal Care 0.18%
Perrigo Finance Unlimited Co. (Ireland)(e)	4.90%		6/15/2030		$1,197,000	$1,122,694
Perrigo Finance Unlimited Co. (Ireland)(e)	6.125%		9/30/2032		939,000	919,366
Total						2,042,060

Distribution/Wholesale 0.51%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028		1,214,000	1,164,239
H&E Equipment Services, Inc.†	3.875%		12/15/2028		1,190,000	1,088,900
LKQ Corp.	6.25%		6/15/2033		1,344,000	1,386,923
Ritchie Bros Holdings, Inc.†	7.75%		3/15/2031		1,087,000	1,138,079
Windsor Holdings III LLC†	8.50%		6/15/2030		1,042,000	1,097,706
Total						5,875,847

Diversified Financial Services 3.13%
AG Issuer LLC†	6.25%		3/1/2028		1,220,000	1,215,238
Aircastle Ltd.†	6.50%		7/18/2028		1,132,000	1,170,495
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(h)	1,278,000	1,196,580
Ally Financial, Inc.	6.70%		2/14/2033		2,277,000	2,296,530
ARES Management Corp.	6.375%		11/10/2028		1,162,000	1,216,451
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		763,000	758,709
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%		4/15/2026		1,134,000	1,121,053
Coinbase Global, Inc.†	3.375%		10/1/2028		2,129,000	1,918,027
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		1,269,000	1,310,015
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		1,689,000	1,744,665
ILFC E-Capital Trust I†	6.29% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065		1,370,000	1,132,857
ILFC E-Capital Trust II†	6.54% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065		592,000	497,069
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		896,000	839,782
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		1,531,000	1,574,629
LPL Holdings, Inc.†	4.00%		3/15/2029		1,077,000	1,021,642
LPL Holdings, Inc.	6.00%		5/20/2034		1,574,000	1,603,536
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.50%		3/26/2031		1,576,000	1,633,196
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029		1,374,000	1,373,095
Navient Corp.	5.50%		3/15/2029		816,000	771,172
Navient Corp.	6.75%		6/15/2026		1,077,000	1,091,379
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		1,377,000	1,140,247

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
OneMain Finance Corp.	7.50%		5/15/2031		$1,623,000	$1,667,529
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		440,000	419,540
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		1,138,000	1,153,554
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		1,190,000	1,247,891
Synchrony Financial	5.935% (SOFR + 2.13%	)#	8/2/2030		532,000	537,359
Synchrony Financial	7.25%		2/2/2033		2,687,000	2,775,244
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		1,306,000	1,344,720
Total						35,772,204

Electric 3.85%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		1,226,000	1,259,866
AES Panama Generation Holdings SRL (Panama)(e)	4.375%		5/31/2030		1,250,632	1,095,266
Alpha Generation LLC†	6.75%		10/15/2032		577,000	571,403
Ausgrid Finance Pty. Ltd. (Australia)†(e)	4.35%		8/1/2028		1,217,000	1,182,198
Calpine Corp.†	4.50%		2/15/2028		1,198,000	1,149,983
Calpine Corp.†	4.625%		2/1/2029		3,814,000	3,603,618
Calpine Corp.†	5.125%		3/15/2028		1,328,000	1,288,979
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		1,118,000	1,066,064
Constellation Energy Generation LLC	5.60%		6/15/2042		1,031,000	996,083
Constellation Energy Generation LLC	5.80%		3/1/2033		1,390,000	1,421,097
Constellation Energy Generation LLC	6.25%		10/1/2039		2,067,000	2,159,010
DPL, Inc.	4.35%		4/15/2029		92,000	85,774
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		938,000	940,077
Idaho Power Co.	5.20%		8/15/2034		1,113,000	1,107,619
Lightning Power LLC†	7.25%		8/15/2032		2,754,000	2,839,699
Minejesa Capital BV (Netherlands)†(e)	4.625%		8/10/2030		1,332,380	1,287,703
NRG Energy, Inc.†	7.00%		3/15/2033		1,501,000	1,621,214
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(h)	2,111,000	2,333,782
Pacific Gas & Electric Co.	6.15%		1/15/2033		3,075,000	3,197,384
Palomino Funding Trust I†	7.233%		5/17/2028		2,239,000	2,345,079
PG&E Corp.	5.25%		7/1/2030		1,133,000	1,109,741
PG&E Corp.	7.375% (5 yr. CMT + 3.88%	)#	3/15/2055		1,141,000	1,173,783
Pike Corp.†	5.50%		9/1/2028		1,033,000	994,254
Pike Corp.†	8.625%		1/31/2031		792,000	836,514

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
Puget Energy, Inc.	4.10%		6/15/2030			$1,000,000	$944,005
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054			1,411,000	1,402,571
Talen Energy Supply LLC†	8.625%		6/1/2030			1,237,000	1,319,187
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(h)		1,135,000	1,142,738
Vistra Operations Co. LLC†	4.375%		5/1/2029			3,748,000	3,532,200
Total							44,006,891

Electronics 0.35%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034			709,000	713,096
Flex Ltd.	5.25%		1/15/2032			942,000	926,668
Imola Merger Corp.†	4.75%		5/15/2029			886,000	840,921
Trimble, Inc.	6.10%		3/15/2033			1,426,000	1,481,274
Total							3,961,959

Energy-Alternate Sources 0.20%
Topaz Solar Farms LLC†	5.75%		9/30/2039			2,331,573	2,273,878

Engineering & Construction 0.85%
Brand Industrial Services, Inc.†	10.375%		8/1/2030			1,015,000	1,034,338
Fluor Corp.	4.25%		9/15/2028			1,340,000	1,275,662
Heathrow Finance PLC	6.625%		3/1/2031		GBP	1,706,000	2,150,090
Jacobs Engineering Group, Inc.	5.90%		3/1/2033			$1,087,000	1,101,943
Jacobs Engineering Group, Inc.	6.35%		8/18/2028			845,000	880,223
MasTec, Inc.†	4.50%		8/15/2028			1,146,000	1,112,058
MasTec, Inc.	5.90%		6/15/2029			1,047,000	1,066,608
TAV Havalimanlari Holding AS (Turkey)†(e)	8.50%		12/7/2028			1,080,000	1,119,652
Total							9,740,574

Entertainment 1.34%
Boyne USA, Inc.†	4.75%		5/15/2029			1,174,000	1,113,835
Caesars Entertainment, Inc.†	4.625%		10/15/2029			1,956,000	1,832,895
Caesars Entertainment, Inc.†	7.00%		2/15/2030			1,549,000	1,578,864
Churchill Downs, Inc.†	4.75%		1/15/2028			1,787,000	1,725,069
Churchill Downs, Inc.†	5.50%		4/1/2027			1,116,000	1,104,915
Flutter Treasury DAC (Ireland)†(e)	6.375%		4/29/2029			843,000	855,998
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%		5/1/2029			1,984,000	1,871,807
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%		4/16/2029			2,000,000	1,801,510

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Entertainment (continued)
SeaWorld Parks & Entertainment, Inc.†	5.25%		8/15/2029	$2,394,000	$2,286,594
WMG Acquisition Corp.†	3.75%		12/1/2029	1,209,000	1,114,995
Total					15,286,482

Environmental Control 0.11%
Madison IAQ LLC†	5.875%		6/30/2029	1,372,000	1,296,999

Food 1.29%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029	2,486,000	2,265,008
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%		11/15/2028	827,000	796,984
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%		7/1/2029	710,000	735,088
Gruma SAB de CV (Mexico)†(e)	5.39%		12/9/2034	1,154,000	1,124,377
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030	1,243,000	1,137,652
McCormick & Co., Inc.	4.95%		4/15/2033	934,000	912,008
Performance Food Group, Inc.†	6.125%		9/15/2032	1,263,000	1,264,521
Post Holdings, Inc.†	4.50%		9/15/2031	1,190,000	1,067,094
Post Holdings, Inc.†	4.625%		4/15/2030	1,218,000	1,124,364
Smithfield Foods, Inc.†	5.20%		4/1/2029	2,021,000	1,980,552
TreeHouse Foods, Inc.	4.00%		9/1/2028	1,222,000	1,111,246
U.S. Foods, Inc.†	4.75%		2/15/2029	1,241,000	1,189,727
Total					14,708,621

Forest Products & Paper 0.15%
LD Celulose International GmbH (Austria)†(e)	7.95%		1/26/2032	523,000	524,838
Mercer International, Inc. (Canada)(e)	5.125%		2/1/2029	985,000	852,546
Mercer International, Inc. (Canada)†(e)	12.875%		10/1/2028	323,000	348,099
Total					1,725,483

Gas 0.19%
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055	1,129,000	1,126,694
Southwest Gas Corp.	4.05%		3/15/2032	1,055,000	980,402
Total					2,107,096

Hand/Machine Tools 0.29%
Regal Rexnord Corp.	6.05%		4/15/2028	1,090,000	1,109,048
Regal Rexnord Corp.	6.40%		4/15/2033	2,079,000	2,146,101
Total					3,255,149

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Products 0.55%
Bausch & Lomb Corp. (Canada)†(e)	8.375%	10/1/2028	$1,066,000	$1,104,642
Medline Borrower LP†	3.875%	4/1/2029	1,833,000	1,699,021
Medline Borrower LP†	5.25%	10/1/2029	1,293,000	1,249,056
Solventum Corp.†	5.45%	3/13/2031	1,167,000	1,167,769
Solventum Corp.†	5.60%	3/23/2034	1,012,000	1,007,452
Total				6,227,940

Health Care-Services 2.54%
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	1,304,000	1,196,999
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	4,928,000	3,828,815
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	1,734,000	1,425,812
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	2,933,000	2,218,768
Concentra Escrow Issuer Corp.†	6.875%	7/15/2032	578,000	590,837
DaVita, Inc.†	4.625%	6/1/2030	2,668,000	2,455,054
HCA, Inc.	3.50%	9/1/2030	2,358,000	2,142,538
HCA, Inc.	5.50%	6/1/2033	1,121,000	1,109,498
HCA, Inc.	7.69%	6/15/2025	420,000	425,024
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.875%	6/15/2054	1,115,000	1,082,356
IQVIA, Inc.	6.25%	2/1/2029	745,000	770,901
LifePoint Health, Inc.†	5.375%	1/15/2029	611,000	536,354
LifePoint Health, Inc.†	9.875%	8/15/2030	1,009,000	1,089,929
LifePoint Health, Inc.†	10.00%	6/1/2032	1,883,000	1,916,888
LifePoint Health, Inc.†	11.00%	10/15/2030	996,000	1,094,517
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,975,000	1,759,527
Molina Healthcare, Inc.†	3.875%	5/15/2032	1,258,000	1,092,639
Montefiore Obligated Group	5.246%	11/1/2048	2,454,000	2,054,681
Star Parent, Inc.†	9.00%	10/1/2030	1,552,000	1,613,847
Universal Health Services, Inc.	5.05%	10/15/2034	587,000	548,081
Total				28,953,065

Holding Companies-Diversified 0.24%
Benteler International AG (Austria)†(e)	10.50%	5/15/2028	1,000,000	1,052,260
Stena International SA (Luxembourg)†(e)	7.25%	1/15/2031	1,647,000	1,688,097
Total				2,740,357

Home Builders 0.09%
PulteGroup, Inc.	6.375%	5/15/2033	1,017,000	1,072,893

Home Furnishings 0.04%
Leggett & Platt, Inc.	4.40%	3/15/2029	446,000	417,613

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Housewares 0.10%
Newell Brands, Inc.	6.375%		9/15/2027	$1,128,000	$1,135,416

Insurance 1.49%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	2,130,000	2,142,207
Ardonagh Finco Ltd. (United Kingdom)†(e)	7.75%		2/15/2031	952,000	981,351
Ardonagh Group Finance Ltd. (United Kingdom)†(e)	8.875%		2/15/2032	1,131,000	1,176,306
Arthur J Gallagher & Co.	5.15%		2/15/2035	722,000	704,290
First American Financial Corp.	5.45%		9/30/2034	541,000	522,200
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054	1,325,000	1,389,266
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(e)	7.25%		2/15/2031	1,222,000	1,243,182
HUB International Ltd.†	7.25%		6/15/2030	1,322,000	1,356,134
HUB International Ltd.†	7.375%		1/31/2032	909,000	923,797
NMI Holdings, Inc.	6.00%		8/15/2029	944,000	949,205
Old Republic International Corp.	5.75%		3/28/2034	1,098,000	1,100,449
Panther Escrow Issuer LLC†	7.125%		6/1/2031	1,069,000	1,080,849
RenaissanceRe Holdings Ltd.	3.60%		4/15/2029	1,207,000	1,137,463
Swiss RE Subordinated Finance PLC (United Kingdom)†(e)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	1,200,000	1,194,160
Transatlantic Holdings, Inc.	8.00%		11/30/2039	934,000	1,157,177
Total					17,058,036

Internet 0.33%
Meituan (China)†(e)	4.625%		10/2/2029	1,688,000	1,633,631
Rakuten Group, Inc. (Japan)†(e)	9.75%		4/15/2029	1,029,000	1,117,159
Tencent Holdings Ltd. (China)†(e)	3.595%		1/19/2028	1,078,000	1,038,613
Total					3,789,403

Investment Companies 0.15%
Saks Global Enterprises LLC†(b)	11.00%		12/15/2029	1,724,000	1,661,971

Iron-Steel 0.62%
ATI, Inc.	7.25%		8/15/2030	1,596,000	1,643,926
Commercial Metals Co.	4.375%		3/15/2032	791,000	709,154
Mineral Resources Ltd. (Australia)†(e)	8.50%		5/1/2030	1,340,000	1,368,450
Samarco Mineracao SA (Brazil)(e)	9.00%		6/30/2031	1,311,698	1,283,719

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel (continued)
Steel Dynamics, Inc.	3.45%	4/15/2030	$948,000	$879,515
U.S. Steel Corp.	6.875%	3/1/2029	1,240,000	1,241,713
Total				7,126,477

Leisure Time 1.22%
Carnival Corp.†	4.00%	8/1/2028	2,100,000	1,991,789
Carnival Corp.†	5.75%	3/1/2027	2,494,000	2,490,332
Carnival Corp.†	6.00%	5/1/2029	1,528,000	1,525,554
NCL Corp. Ltd.†	5.875%	3/15/2026	1,728,000	1,726,925
NCL Corp. Ltd.†	5.875%	2/15/2027	1,378,000	1,374,696
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	1,503,000	1,479,417
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	1,119,000	1,117,148
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	1,088,000	1,101,873
Viking Cruises Ltd.†	5.875%	9/15/2027	1,118,000	1,113,259
Total				13,920,993

Lodging 1.49%
Choice Hotels International, Inc.	5.85%	8/1/2034	1,659,000	1,661,971
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	807,000	701,620
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	1,268,000	1,169,389
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	1,153,000	1,106,693
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	1,601,000	1,576,487
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	1,343,000	1,348,727
Sands China Ltd. (Macau)(e)	2.85%	3/8/2029	2,826,000	2,521,060
Sands China Ltd. (Macau)(e)	4.375%	6/18/2030	2,240,000	2,091,477
Sands China Ltd. (Macau)(e)	5.40%	8/8/2028	1,442,000	1,426,824
Studio City Finance Ltd. (Hong Kong)(e)	5.00%	1/15/2029	1,278,000	1,157,256
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	1,138,000	1,126,538
Wynn Macau Ltd. (Macau)†(e)	5.50%	10/1/2027	1,193,000	1,161,967
Total				17,050,009

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	921,000	870,117

Machinery-Diversified 0.60%
IDEX Corp.	4.95%	9/1/2029	1,117,000	1,112,839
nVent Finance SARL (Luxembourg)(e)	2.75%	11/15/2031	1,086,000	914,183
nVent Finance SARL (Luxembourg)(e)	5.65%	5/15/2033	1,794,000	1,794,330

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery-Diversified (continued)
SPX FLOW, Inc.†	8.75%	4/1/2030	$874,000	$896,602
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,139,000	1,115,919
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	1,048,000	1,062,431
Total				6,896,304

Media 2.84%
AMC Networks, Inc.	4.25%	2/15/2029	2,379,000	1,870,082
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,832,000	1,675,036
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,684,434
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	1,774,000	1,698,216
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	1,129,000	1,120,602
CCO Holdings LLC/CCO Holdings Capital Corp.†	7.375%	3/1/2031	1,220,000	1,244,532
CSC Holdings LLC†	4.125%	12/1/2030	471,000	340,094
CSC Holdings LLC†	4.625%	12/1/2030	4,309,000	2,256,312
CSC Holdings LLC†	5.375%	2/1/2028	820,000	708,314
CSC Holdings LLC†	6.50%	2/1/2029	875,000	737,892
CSC Holdings LLC†	11.75%	1/31/2029	2,491,000	2,461,609
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	1,768,000	1,724,443
DISH DBS Corp.	5.125%	6/1/2029	952,000	613,697
DISH Network Corp.†	11.75%	11/15/2027	3,612,000	3,830,154
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,066,000	941,141
Gray Television, Inc.†	5.375%	11/15/2031	1,552,000	829,433
LCPR Senior Secured Financing DAC (Ireland)†(e)	6.75%	10/15/2027	1,108,000	1,003,626
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	1,119,000	1,146,621
Sunrise FinCo I BV (Netherlands)†(e)	4.875%	7/15/2031	2,867,000	2,604,010
Univision Communications, Inc.†	4.50%	5/1/2029	1,490,000	1,335,394
Virgin Media Finance PLC (United Kingdom)†(e)	5.00%	7/15/2030	538,000	456,041
VZ Secured Financing BV (Netherlands)†(e)	5.00%	1/15/2032	2,453,000	2,173,868
Total				32,455,551

Metal Fabricate-Hardware 0.21%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	1,215,000	1,136,784
Vallourec SACA (France)†(e)	7.50%	4/15/2032	1,209,000	1,254,435
Total				2,391,219

Mining 1.58%
Alcoa Nederland Holding BV (Netherlands)†(e)	7.125%	3/15/2031	1,062,000	1,098,451
Anglo American Capital PLC (United Kingdom)†(e)	5.625%	4/1/2030	1,100,000	1,115,101
Anglo American Capital PLC (United Kingdom)†(e)	5.75%	4/5/2034	1,083,000	1,090,238

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining (continued)
First Quantum Minerals Ltd. (Canada)†(e)	8.625%		6/1/2031		$2,292,000	$2,362,238
First Quantum Minerals Ltd. (Canada)†(e)	9.375%		3/1/2029		360,000	383,292
FMG Resources August 2006 Pty. Ltd. (Australia)†(e)	4.375%		4/1/2031		1,218,000	1,097,465
FMG Resources August 2006 Pty. Ltd. (Australia)†(e)	6.125%		4/15/2032		1,345,000	1,329,773
Freeport Indonesia PT (Indonesia)(e)	6.20%		4/14/2052		1,115,000	1,103,961
Freeport-McMoRan, Inc.	5.40%		11/14/2034		1,782,000	1,764,089
Glencore Funding LLC†	2.50%		9/1/2030		1,162,000	1,007,918
Hecla Mining Co.	7.25%		2/15/2028		1,194,000	1,207,242
Kaiser Aluminum Corp.†	4.50%		6/1/2031		1,528,000	1,348,752
Kinross Gold Corp. (Canada)(e)	6.25%		7/15/2033		1,800,000	1,870,867
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		15,172	–	(g)
Novelis Corp.†	4.75%		1/30/2030		1,371,000	1,266,977
Total						18,046,364

Office/Business Equipment 0.18%
CDW LLC/CDW Finance Corp.	5.55%		8/22/2034		1,131,000	1,116,166
Zebra Technologies Corp.†	6.50%		6/1/2032		913,000	926,984
Total						2,043,150

Oil & Gas 8.82%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		2,302,000	2,356,438
Antero Resources Corp.†	5.375%		3/1/2030		4,893,000	4,731,264
Apache Corp.	4.25%		1/15/2030		1,155,000	1,086,419
Apache Corp.	4.75%		4/15/2043		2,325,000	1,858,537
Apache Corp.	5.10%		9/1/2040		2,569,000	2,249,664
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%		10/15/2032		747,000	743,234
Baytex Energy Corp. (Canada)†(e)	8.50%		4/30/2030		2,044,000	2,090,383
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		1,524,634	1,523,058
BP Capital Markets PLC (United Kingdom)(e)	6.45% (5 yr. CMT + 2.15%	)#	–	(h)	1,057,000	1,088,509
California Resources Corp.†	8.25%		6/15/2029		1,578,000	1,601,690
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,470,521
Civitas Resources, Inc.†	8.625%		11/1/2030		999,000	1,047,107
Civitas Resources, Inc.†	8.75%		7/1/2031		1,345,000	1,403,889
Comstock Resources, Inc.†	6.75%		3/1/2029		2,221,000	2,167,324
Comstock Resources, Inc.†	6.75%		3/1/2029		872,000	848,556

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.	4.375%	1/15/2028	$1,131,000	$1,100,224
Continental Resources, Inc.†	5.75%	1/15/2031	1,120,000	1,107,295
Crescent Energy Finance LLC†	7.375%	1/15/2033	2,075,000	2,017,115
Crescent Energy Finance LLC†	7.625%	4/1/2032	1,860,000	1,852,149
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(e)	8.50%	10/1/2030	1,058,000	1,098,941
Ecopetrol SA (Colombia)(e)	5.875%	5/28/2045	3,051,000	2,104,261
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	2,036,000	2,079,493
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	1,099,000	1,160,607
Expand Energy Corp.	5.375%	2/1/2029	1,546,000	1,524,031
Expand Energy Corp.	5.375%	3/15/2030	1,659,000	1,623,392
Expand Energy Corp.†	6.75%	4/15/2029	958,000	969,258
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	1,134,000	1,143,323
Helmerich & Payne, Inc.	2.90%	9/29/2031	463,000	385,320
Kosmos Energy Ltd.†	7.75%	5/1/2027	1,585,000	1,538,557
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	1,213,000	1,168,665
Matador Resources Co.†	6.50%	4/15/2032	1,172,000	1,160,722
Matador Resources Co.†	6.875%	4/15/2028	2,168,000	2,200,912
MC Brazil Downstream Trading SARL (Luxembourg)†(e)	7.25%	6/30/2031	2,058,565	1,712,403
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	3,062,000	2,991,786
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	1,723,000	1,692,602
Nabors Industries, Inc.†	8.875%	8/15/2031	1,125,000	1,045,785
Noble Finance II LLC†	8.00%	4/15/2030	1,990,000	2,011,853
Occidental Petroleum Corp.	6.125%	1/1/2031	1,091,000	1,117,070
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,108,211
Occidental Petroleum Corp.	8.875%	7/15/2030	1,000,000	1,142,782
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	1,991,486
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,211,000	1,181,945
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	1,203,000	1,261,345
Permian Resources Operating LLC†	6.25%	2/1/2033	828,000	817,989
Petroleos Mexicanos (Mexico)(e)	5.35%	2/12/2028	1,589,000	1,453,503
Petroleos Mexicanos (Mexico)(e)	10.00%	2/7/2033	3,408,000	3,541,500
Precision Drilling Corp. (Canada)†(e)	6.875%	1/15/2029	1,295,000	1,284,806
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,482,166
Saturn Oil & Gas, Inc. (Canada)†(e)	9.625%	6/15/2029	1,500,000	1,459,665
Seadrill Finance Ltd.†	8.375%	8/1/2030	1,084,000	1,106,586
SM Energy Co.†	6.75%	8/1/2029	778,000	770,879
SM Energy Co.†	7.00%	8/1/2032	1,175,000	1,159,605

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Suncor Energy, Inc. (Canada)(e)	7.15%	2/1/2032	$1,408,000	$1,533,520
Talos Production, Inc.†	9.00%	2/1/2029	1,055,000	1,083,387
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,742,000	1,628,287
Transocean, Inc.†	8.25%	5/15/2029	1,103,000	1,081,563
Transocean, Inc.†	8.50%	5/15/2031	1,103,000	1,082,513
Transocean, Inc.†	8.75%	2/15/2030	1,092,250	1,131,156
Valaris Ltd.†	8.375%	4/30/2030	1,522,000	1,539,524
Vermilion Energy, Inc. (Canada)†(e)	6.875%	5/1/2030	1,670,000	1,665,247
Viper Energy, Inc.†	5.375%	11/1/2027	1,751,000	1,734,778
Viper Energy, Inc.†	7.375%	11/1/2031	784,000	821,405
Vital Energy, Inc.†	7.75%	7/31/2029	1,921,000	1,914,017
Vital Energy, Inc.†	7.875%	4/15/2032	1,370,000	1,319,531
Vital Energy, Inc.	9.75%	10/15/2030	645,000	680,700
YPF SA (Argentina)(e)	9.50%	1/17/2031	1,602,000	1,714,955
Total				100,765,408

Oil & Gas Services 0.41%
Kodiak Gas Services LLC†	7.25%	2/15/2029	1,083,000	1,105,734
Oceaneering International, Inc.	6.00%	2/1/2028	1,964,000	1,939,024
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	768,000	771,052
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	887,000	903,500
Total				4,719,310

Packaging & Containers 0.84%
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	1,038,000	1,054,145
LABL, Inc.†	8.625%	10/1/2031	2,350,000	2,176,560
LABL, Inc.†	10.50%	7/15/2027	531,000	514,499
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	1,904,000	1,926,972
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	1,124,000	1,142,170
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	1,087,000	1,059,249
Sealed Air Corp.†	6.875%	7/15/2033	1,060,000	1,108,210
Sonoco Products Co.	4.60%	9/1/2029	626,000	610,089
Total				9,591,894

Pharmaceuticals 0.69%
BellRing Brands, Inc.†	7.00%	3/15/2030	1,256,000	1,288,509
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%	4/30/2031	2,400,000	2,159,471
Organon & Co./Organon Foreign Debt Co-Issuer BV†	7.875%	5/15/2034	1,571,000	1,608,091

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Owens & Minor, Inc.†	4.50%		3/31/2029	$526,000	$469,995
Owens & Minor, Inc.†	6.625%		4/1/2030	1,007,000	945,207
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%		10/1/2026	1,518,000	1,459,954
Total					7,931,227

Pipelines 3.29%
AL Candelaria -spain- SA (Spain)†(e)	5.75%		6/15/2033	1,646,000	1,338,769
AL Candelaria -spain- SA (Spain)(e)	5.75%		6/15/2033	1,012,000	823,107
AL Candelaria -spain- SA (Spain)(e)	5.75%		6/15/2033	251,000	204,150
AL Candelaria -spain- SA (Spain)†(e)	7.50%		12/15/2028	920,830	909,984
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	1,101,000	1,132,163
Boardwalk Pipelines LP	5.625%		8/1/2034	1,659,000	1,653,465
Cheniere Energy Partners LP	3.25%		1/31/2032	1,350,000	1,171,797
Colonial Enterprises, Inc.†	3.25%		5/15/2030	1,241,000	1,124,071
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030	651,000	670,331
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	2,373,000	2,268,369
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	1,626,000	1,682,685
DT Midstream, Inc.†	4.30%		4/15/2032	1,293,000	1,180,853
EnLink Midstream LLC†	6.50%		9/1/2030	1,587,000	1,663,200
EQM Midstream Partners LP†	6.375%		4/1/2029	1,037,000	1,041,174
EQM Midstream Partners LP†	6.50%		7/1/2027	1,536,000	1,556,971
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	1,083,000	1,061,630
Greensaif Pipelines Bidco SARL (Luxembourg)†(e)	5.853%		2/23/2036	700,000	691,795
Hess Midstream Operations LP†	5.125%		6/15/2028	918,000	893,550
NGPL PipeCo LLC†	3.25%		7/15/2031	1,530,000	1,320,551
ONEOK, Inc.	6.05%		9/1/2033	1,596,000	1,643,186
Sabal Trail Transmission LLC†	4.246%		5/1/2028	1,125,000	1,089,640
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(e)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055	1,132,000	1,171,576
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034	1,125,000	1,094,898
Venture Global LNG, Inc.†	8.125%		6/1/2028	659,000	686,054
Venture Global LNG, Inc.†	8.375%		6/1/2031	1,186,000	1,238,138
Venture Global LNG, Inc.†	9.50%		2/1/2029	1,243,000	1,374,623
Western Midstream Operating LP	4.05%		2/1/2030	3,702,000	3,474,803

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Western Midstream Operating LP	6.35%	1/15/2029	$1,053,000	$1,090,468
Whistler Pipeline LLC†	5.95%	9/30/2034	2,360,000	2,368,167
Total				37,620,168

Real Estate 0.31%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	1,104,000	1,106,035
Hunt Cos., Inc.†	5.25%	4/15/2029	1,435,000	1,361,649
Newmark Group, Inc.	7.50%	1/12/2029	1,065,000	1,113,783
Total				3,581,467

REITS 2.31%
American Assets Trust LP	6.15%	10/1/2034	1,939,000	1,929,601
Americold Realty Operating Partnership LP	5.409%	9/12/2034	1,036,000	993,699
Brandywine Operating Partnership LP	4.55%	10/1/2029	599,000	543,918
Brandywine Operating Partnership LP	8.875%	4/12/2029	470,000	500,961
Brixmor Operating Partnership LP	4.05%	7/1/2030	1,185,000	1,120,991
Cousins Properties LP	5.375%	2/15/2032	307,000	301,671
Cousins Properties LP	5.875%	10/1/2034	1,133,000	1,134,936
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	1,272,000	1,185,619
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278,000	1,169,873
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,000,000	1,009,840
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	1,095,000	1,040,139
Iron Mountain, Inc.†	4.50%	2/15/2031	1,221,000	1,117,215
Iron Mountain, Inc.†	4.875%	9/15/2029	1,134,000	1,078,600
Iron Mountain, Inc.†	6.25%	1/15/2033	1,223,000	1,218,923
Kite Realty Group LP	4.95%	12/15/2031	1,180,000	1,148,690
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	654,000	616,547
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	385,000	385,843
Piedmont Operating Partnership LP	9.25%	7/20/2028	1,728,000	1,897,276
Rayonier LP	2.75%	5/17/2031	2,532,000	2,152,185
Regency Centers LP	5.10%	1/15/2035	802,000	784,052
Regency Centers LP	5.25%	1/15/2034	1,041,000	1,026,418
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	10.50%	2/15/2028	1,081,000	1,153,768
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	2,948,000	2,826,986
Total				26,337,751

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Retail 1.89%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(e)	6.125%	6/15/2029	$1,098,000	$1,102,928
Alimentation Couche-Tard, Inc. (Canada)†(e)	5.267%	2/12/2034	830,000	811,065
Arko Corp.†	5.125%	11/15/2029	1,786,000	1,632,918
Carvana Co.†	13.00%	6/1/2030	1,801,993	1,980,341
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	1,524,000	1,114,436
Gap, Inc.†	3.875%	10/1/2031	1,588,000	1,374,715
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(e)	8.375%	1/15/2029	1,144,000	1,068,009
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	185,000	113,981
LBM Acquisition LLC†	6.25%	1/15/2029	894,000	823,241
Murphy Oil USA, Inc.	4.75%	9/15/2029	1,500,000	1,424,731
Park River Holdings, Inc.†	5.625%	2/1/2029	881,000	766,059
Park River Holdings, Inc.†	6.75%	8/1/2029	647,000	568,837
Patrick Industries, Inc.†	6.375%	11/1/2032	1,102,000	1,067,566
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	387,000	365,582
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	1,697,000	1,642,485
Staples, Inc.†	10.75%	9/1/2029	601,000	592,007
Staples, Inc.†	12.75%	1/15/2030	1,945,984	1,524,007
Tiffany & Co.	4.90%	10/1/2044	1,466,000	1,389,330
Walgreens Boots Alliance, Inc.	8.125%	8/15/2029	1,569,000	1,554,982
White Cap Buyer LLC†	6.875%	10/15/2028	686,000	681,893
Total				21,599,113

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(i)	6.875%	6/15/2011	1,250,000	0	(f)(g)

Semiconductors 0.88%
Entegris, Inc.†	4.75%	4/15/2029	1,024,000	981,379
Foundry JV Holdco LLC†	6.25%	1/25/2035	929,000	936,120
Marvell Technology, Inc.	5.95%	9/15/2033	1,107,000	1,149,807
Micron Technology, Inc.	5.30%	1/15/2031	665,000	664,574
ON Semiconductor Corp.†	3.875%	9/1/2028	1,171,000	1,099,197
Qorvo, Inc.†	3.375%	4/1/2031	1,324,000	1,133,465
Qorvo, Inc.	4.375%	10/15/2029	1,083,000	1,016,604
SK Hynix, Inc. (South Korea)†(e)	5.50%	1/16/2029	1,398,000	1,405,328
SK Hynix, Inc. (South Korea)(e)	6.50%	1/17/2033	1,564,000	1,653,911
Total				10,040,385

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Shipbuilding 0.17%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	$2,060,000	$1,956,233

Software 1.82%
AppLovin Corp.	5.50%	12/1/2034	1,148,000	1,140,173
AthenaHealth Group, Inc.†	6.50%	2/15/2030	1,929,000	1,835,127
Atlassian Corp. (Australia)(e)	5.50%	5/15/2034	1,181,000	1,186,767
Cloud Software Group, Inc.†	6.50%	3/31/2029	2,330,000	2,289,896
Cloud Software Group, Inc.†	8.25%	6/30/2032	1,852,000	1,911,256
Cloud Software Group, Inc.†	9.00%	9/30/2029	4,008,000	4,074,307
MSCI, Inc.†	3.875%	2/15/2031	1,592,000	1,458,727
MSCI, Inc.†	4.00%	11/15/2029	2,769,000	2,612,678
ROBLOX Corp.†	3.875%	5/1/2030	1,928,000	1,739,203
Roper Technologies, Inc.	1.75%	2/15/2031	960,000	788,946
Roper Technologies, Inc.	4.75%	2/15/2032	706,000	688,391
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	1,079,000	1,094,695
Total				20,820,166

Telecommunications 1.79%
Altice France SA (France)†(e)	5.50%	10/15/2029	1,383,000	1,042,799
Altice France SA (France)†(e)	8.125%	2/1/2027	2,251,000	1,827,331
Frontier Communications Holdings LLC†	5.875%	10/15/2027	1,148,000	1,145,245
Hughes Satellite Systems Corp.	5.25%	8/1/2026	2,897,000	2,658,447
Hughes Satellite Systems Corp.	6.625%	8/1/2026	1,897,000	1,510,551
Level 3 Financing, Inc.†	3.625%	1/15/2029	1,366,000	1,092,800
Level 3 Financing, Inc.†	4.25%	7/1/2028	661,000	597,452
Level 3 Financing, Inc.†	4.50%	4/1/2030	613,053	511,380
Lumen Technologies, Inc.†	4.125%	4/15/2029	494,326	448,439
Lumen Technologies, Inc.†	4.125%	4/15/2030	647,049	579,629
Lumen Technologies, Inc.†	4.50%	1/15/2029	1,729,000	1,472,996
Lumen Technologies, Inc.†	5.375%	6/15/2029	64,000	55,431
Lumen Technologies, Inc.	7.60%	9/15/2039	59,000	48,376
Lumen Technologies, Inc.	7.65%	3/15/2042	117,000	95,384
Optics Bidco SpA (Italy)†(e)	6.00%	9/30/2034	1,147,000	1,106,900
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.25%	1/31/2031	2,598,000	2,220,655
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.75%	7/15/2031	1,253,000	1,078,918
Windstream Services LLC/Windstream Escrow Finance Corp.†	8.25%	10/1/2031	1,141,000	1,179,786
Zegona Finance PLC (United Kingdom)†(e)	8.625%	7/15/2029	1,618,000	1,721,174
Total				20,393,693

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.32%
Rand Parent LLC†	8.50%		2/15/2030	$1,702,000	$1,713,136
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	941,000	970,876
XPO, Inc.†	7.125%		2/1/2032	961,000	985,332
Total					3,669,344

Trucking & Leasing 0.25%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	1,770,000	1,739,918
Fortress Transportation & Infrastructure Investors LLC†	5.875%		4/15/2033	1,147,000	1,108,131
Total					2,848,049
Total Corporate Bonds (cost $783,788,461)					780,547,733

				Shares

EXCHANGE-TRADED FUNDS 0.99%

Exchange- Traded Funds 0.50%
Invesco Senior Loan ETF				268,733	5,662,205

Miscellaneous Financials 0.49%
SPDR Blackstone Senior Loan ETF				135,599	5,658,546
Total Exchange-Traded Funds (cost$11,354,693)					11,320,751

	Interest Rate		Maturity Date	Principal Amount‡

FLOATING RATE LOANS(j) 5.72%

Aerospace/Defense 0.30%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(e)	0.50%		3/6/2025	$1,626,417	1,957,117
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.607% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	1,038,185	1,044,268
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.607% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	394,892	397,206
Total					3,398,591

Airlines 0.07%
American Airlines, Inc. 2021 Term Loan	9.629% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	731,604	752,304

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Building Materials 0.32%
ACProducts, Inc. 2021 Term Loan B	8.84% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	$610,525	$496,051
CP Atlas Buyer, Inc. 2021 Term Loan B	8.207% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027	886,899	866,488
MI Windows & Doors LLC 2024 Term Loan B2	7.357% (1 mo. USD Term SOFR + 3.00%	)	3/28/2031	1,094,500	1,107,043
Quikrete Holdings, Inc. 2024 Term Loan B1	–	(c)	3/19/2029	1,133,146	1,133,854
Total					3,603,436

Chemicals 0.32%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(k)	–	(c)	9/28/2029	794,298	783,706
Iris Holding, Inc. Term Loan	9.435% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	1,113,906	1,076,312
Lonza Group AG USD Term Loan B (Luxembourg)(e)	8.354% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028	1,149,232	1,129,776
USALCO LLC 2024 Delayed Draw Term Loan(k)	–	(c)	9/30/2031	65,571	66,213
USALCO LLC 2024 Term Loan B	8.357% (1 mo. USD Term SOFR + 4.00%	)	9/30/2031	636,429	642,659
Total					3,698,666

Commercial Services 0.51%
Crash Champions LLC 2024 Term Loan B	9.271% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	1,207,470	1,146,723
Grant Thornton Advisors LLC 2024 Delayed Draw Term Loan(k)	–	(c)	6/2/2031	25,870	25,907
Grant Thornton Advisors LLC 2024 Term Loan B	–	(c)	6/2/2031	212,130	212,442
Grant Thornton Advisors LLC Term Loan B	7.607% (1 mo. USD Term SOFR + 3.25%	)	6/2/2031	1,178,693	1,180,426
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(e)	7.444% (1 mo. USD Term SOFR + 3.00%	)	11/15/2031	1,718,000	1,723,644
Raven Acquisition Holdings LLC Delayed Draw Term Loan(k)	–	(c)	11/19/2031	102,267	102,625
Raven Acquisition Holdings LLC Term Loan B	7.607% (1 mo. USD Term SOFR + 3.25%	)	11/19/2031	1,431,733	1,436,751
Total					5,828,518

Computers 0.14%
McAfee LLC 2024 USD 1st Lien Term Loan B	7.37% (1 mo. USD Term SOFR + 3.00%	)	3/1/2029	1,651,647	1,655,157

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Consumer Non-Durables 0.10%
Anastasia Parent LLC 2018 Term Loan B	8.34% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025		$1,591,350	$1,185,556

Diversified Financial Services 0.26%
Citadel Securities LP 2024 First Lien Term Loan	6.329% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031		765,000	768,129
Guggenheim Partners LLC 2024 Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%	)	11/21/2031		624,000	627,120
Hudson River Trading LLC 2024 Term Loan B	7.483% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030		1,576,050	1,583,442
Total						2,978,691

Electric 0.08%
NRG Energy, Inc. 2024 Term Loan	6.355% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031		937,390	939,621

Electric: Generation 0.03%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.09% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		129,376	131,963
Frontera Generation Holdings LLC 2021 Term Loan	17.59% (3 mo. USD Term SOFR + 13.00%	)	7/28/2026		133,293	181,279
Total						313,242

Electronics 0.20%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	8.646% (3 mo. USD Term SOFR + 4.25%	)	12/2/2031		2,303,000	2,303,012

Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.092% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	1,473,077	1,494,522

Health Care Products 0.35%
Bausch & Lomb Corp. Term Loan (Canada)(e)	7.689% (1 mo. USD Term SOFR + 3.25%	)	5/10/2027		$2,243,681	2,255,000
Hanger, Inc. 2024 Delayed Draw Term Loan(k)	–	(c)	10/23/2031		128,715	130,147
Hanger, Inc. 2024 Term Loan B	7.857% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		1,614,285	1,632,244
Total						4,017,391

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services 0.30%
eResearchTechnology, Inc. 2024 Term Loan	8.357% (1 mo. USD Term SOFR + 4.00%	)	2/4/2027	$1,130,080	$1,138,465
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.406% (3 mo. USD Term SOFR + 3.75%	)	5/17/2031	1,135,000	1,140,442
Star Parent, Inc. Term Loan B	8.329% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030	1,175,554	1,150,427
Total					3,429,334

Healthcare 0.21%
Athenahealth Group, Inc. 2022 Term Loan B	7.607% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029	1,061,326	1,066,065
Electron BidCo, Inc. 2021 Term Loan	–	(c)	11/1/2028	158,546	159,329
Gainwell Acquisition Corp. Term Loan B	8.429% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027	1,203,632	1,168,859
Total					2,394,253

Insurance 0.10%
Alliant Holdings Intermediate LLC 2024 Term Loan B6	7.106% (1 mo. USD Term SOFR + 2.75%	)	9/19/2031	1,180,042	1,184,538

Internet 0.11%
Barracuda Networks, Inc. 2022 Term Loan	–	(c)	8/15/2029	1,362,524	1,264,000

Leisure Time 0.22%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(e)	7.472% (1 mo. USD Term SOFR + 3.00%	)	7/22/2030	713,415	713,119
GBT U.S. III LLC Term Loan B	7.626% (3 mo. USD Term SOFR + 3.00%	)	7/25/2031	1,135,000	1,141,952
Life Time Fitness, Inc. 2024 Term Loan B	7.025% (1 mo. USD Term SOFR + 2.50%	)	11/5/2031	684,000	687,591
Total					2,542,662

Machinery: Diversified 0.10%
LSF12 Badger Bidco LLC Term Loan B	10.357% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030	1,134,551	1,120,369

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media 0.37%
Sinclair Television Group, Inc. 2021 Term Loan B3	7.472% (1 mo. USD Term SOFR + 3.00%	)	4/1/2028	$1,501,236	$1,227,260
Sinclair Television Group, Inc. 2022 Term Loan B4	8.207% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	814,829	669,382
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.724% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	2,338,000	2,319,308
Total					4,215,950

Metal Fabricate/Hardware 0.09%
Tank Holding Corp. 2022 Term Loan	10.245% (6 mo. USD Term SOFR + 5.75%	)	3/31/2028	1,024,433	1,010,137

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(c)	12/31/2025	76,918	9,653	(g)

Pharmaceuticals 0.08%
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	7.715% (3 mo. USD Term SOFR + 3.25%	)	12/4/2031	865,293	872,488

Retail 0.14%
Staples, Inc. 2024 Term Loan B	10.177% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	1,669,815	1,600,159

Software 0.84%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	10.335% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	1,719,000	1,696,086
Cloud Software Group, Inc. 2024 1st Lien Term Loan B	7.829% (3 mo. USD Term SOFR + 3.50%	)	3/30/2029	868,370	872,021
Cloud Software Group, Inc. 2024 USD Term Loan	8.079% (3 mo. USD Term SOFR + 3.75%	)	3/21/2031	300,585	301,927
Modena Buyer LLC Term Loan	8.857% (1 mo. USD Term SOFR + 4.50%	)	7/1/2031	1,622,000	1,575,076
Project Alpha Intermediate Holding, Inc. 2024 Add-on Term Loan B	–	(c)	10/28/2030	487,000	490,728

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Rocket Software, Inc. 2023 USD Term Loan B	8.607% (1 mo. USD Term SOFR + 4.25%	)	11/28/2028	$2,273,698	$2,293,457
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	7.595% (PRIME Rate + 3.25%	)	11/26/2031	2,308,000	2,319,055
Total					9,548,350

Telecommunications 0.35%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(e)	–	(c)	3/25/2031	895,233	904,561
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.822% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029	2,994,990	2,822,254
Lumen Technologies, Inc. 2024 Extended Term Loan B2	–	(c)	4/15/2030	270,315	252,444
Total					3,979,259
Total Floating Rate Loans (cost $64,957,101)					65,339,859

FOREIGN GOVERNMENT OBLIGATIONS(e) 4.08%

Angola 0.28%
Angola Government International Bonds	8.25%		5/9/2028	1,180,000	1,112,150
Angola Government International Bonds	9.375%		5/8/2048	2,458,000	2,022,197
Total					3,134,347

Argentina 0.81%
Argentina Republic Government International Bonds	0.75%	(l)	7/9/2030	11,966,347	9,252,380

Benin 0.09%
Benin Government International Bonds†	7.96%		2/13/2038	1,129,000	1,067,040

Colombia 0.10%
Colombia Government International Bonds	8.00%		4/20/2033	1,088,000	1,114,384

Ecuador 0.39%
Ecuador Government International Bonds†	6.90%	(l)	7/31/2030	6,422,627	4,488,689

Egypt 0.11%
Egypt Government International Bonds	8.50%		1/31/2047	239,000	185,996
Egypt Government International Bonds	8.50%		1/31/2047	1,419,000	1,104,305
Total					1,290,301

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
El Salvador 0.58%
El Salvador Government International Bonds†	0.25%		4/17/2030	$1,385,000	$27,424
El Salvador Government International Bonds	8.625%		2/28/2029	2,644,000	2,746,455
El Salvador Government International Bonds†	9.25%		4/17/2030	2,518,000	2,672,227
El Salvador Government International Bonds†	9.65%		11/21/2054	1,144,000	1,208,064
Total					6,654,170

Ghana 0.10%
Ghana Government International Bonds	5.00%	(l)	7/3/2035	1,638,000	1,156,422

Honduras 0.03%
Honduras Government International Bonds	5.625%		6/24/2030	347,000	310,912

Kenya 0.19%
Republic of Kenya Government International Bonds	7.00%		5/22/2027	1,067,000	1,051,865
Republic of Kenya Government International Bonds†	9.75%		2/16/2031	1,096,000	1,085,492
Total					2,137,357

Montenegro 0.08%
Montenegro Government International Bonds†	7.25%		3/12/2031	923,000	948,359

Nigeria 0.29%
Nigeria Government International Bonds	7.143%		2/23/2030	2,437,000	2,210,702
Nigeria Government International Bonds	7.625%		11/28/2047	1,421,000	1,087,063
Total					3,297,765

Panama 0.12%
Panama Government International Bonds	7.50%		3/1/2031	451,000	458,033
Panama Government International Bonds	9.375%		4/1/2029	793,000	876,372
Total					1,334,405

Senegal 0.24%
Senegal Government International Bonds†	6.25%		5/23/2033	3,466,000	2,779,541

South Africa 0.09%
Republic of South Africa Government International Bonds	5.75%		9/30/2049	1,401,000	1,051,843

Trinidad And Tobago 0.16%
Trinidad & Tobago Government International Bonds†	6.40%		6/26/2034	1,901,000	1,875,774

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Turkey 0.23%
Istanbul Metropolitan Municipality†	10.50%		12/6/2028	$1,074,000	$1,165,916
Turkiye Government International Bonds	9.375%		3/14/2029	1,300,000	1,435,987
Total					2,601,903

Venezuela 0.09%
Venezuela Government International Bonds(i)	9.00%		5/7/2023	3,091,600	442,485
Venezuela Government International Bonds(i)	11.75%		10/21/2026	2,721,600	445,662
Venezuela Government International Bonds(i)	12.75%		8/23/2022	607,800	96,868
Total					985,015

Zambia 0.10%
Zambia Government International Bonds	5.75%	(l)	6/30/2033	1,266,282	1,112,746
Total Foreign Government Obligations (cost $42,864,007)					46,593,353

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.14%
Government National Mortgage Association(m)	3.00%		TBA	1,708,000	1,481,342
Government National Mortgage Association(m)	4.50%		TBA	2,049,000	1,936,945
Government National Mortgage Association(m)	5.00%		TBA	5,567,000	5,401,077
Government National Mortgage Association(m)	5.50%		TBA	5,471,000	5,423,067
Government National Mortgage Association(m)	6.00%		TBA	7,959,000	8,002,695
Government National Mortgage Association(m)	6.50%		TBA	12,957,000	13,172,132
Government National Mortgage Association(m)	7.00%		TBA	1,804,000	1,848,343
Uniform Mortgage-Backed Security(m)	3.50%		TBA	2,020,000	1,786,838
Uniform Mortgage-Backed Security(m)	4.00%		TBA	3,967,000	3,627,514
Uniform Mortgage-Backed Security(m)	4.50%		TBA	3,697,000	3,476,693
Uniform Mortgage-Backed Security(m)	5.00%		TBA	25,765,000	25,283,070
Uniform Mortgage-Backed Security(m)	5.50%		TBA	32,706,000	32,612,465
Uniform Mortgage-Backed Security(m)	6.00%		TBA	15,081,000	15,265,593
Uniform Mortgage-Backed Security(m)	6.50%		TBA	7,063,000	7,204,694
Uniform Mortgage-Backed Security(m)	7.00%		TBA	11,695,000	12,119,912
Total Government Sponsored Enterprises Pass-Throughs (cost $139,060,486)					138,642,380

				Shares

INVESTMENTS IN UNDERLYING FUNDS 0.56%
Lord Abbett Private Credit Fund(n)(o)(p) (cost $6,297,705)				251,021	6,345,814

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
MUNICIPAL BONDS 0.29%

Miscellaneous 0.19%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	$1,210,000	$1,332,512
New York City Industrial Development Agency NY†	11.00%		3/1/2029	820,000	906,602
Total					2,239,114

Tax Revenue 0.10%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(i)	7.00%		7/1/2045	1,415,000	1,104,220
Total Municipal Bonds (cost $3,941,428)					3,343,334

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.81%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	900,000	911,029
BAHA Trust Series 2024-MAR Class A†	6.171%	#(q)	12/10/2041	690,000	697,685
BAHA Trust Series 2024-MAR Class B†	7.069%	#(q)	12/10/2041	2,010,000	2,057,224
BAHA Trust Series 2024-MAR Class C†	7.766%	#(q)	12/10/2041	580,000	597,011
BBCMS Mortgage Trust Series 2020-BID Class A†	6.652% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2037	820,000	822,852
BFLD Mortgage Trust Series 2024-VICT Class A†	6.287% (1 mo. USD Term SOFR + 1.89%	)#	7/15/2041	1,630,000	1,637,017
BFLD Mortgage Trust Series 2024-VICT Class B†	6.986% (1 mo. USD Term SOFR + 2.59%	)#	7/15/2041	400,000	401,231
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.739% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	2,798,172	2,802,529
BPR Commercial Mortgage Trust Series 2024-PARK Class A†	5.218%	#(q)	11/5/2039	1,530,000	1,522,525
BPR Trust Series 2022-OANA Class A†	6.295% (1 mo. USD Term SOFR + 1.90%	)#	4/15/2037	930,000	934,711
BPR Trust Series 2024-PMDW Class A†	5.358%	#(q)	11/5/2041	960,000	957,989
BX Commercial Mortgage Trust Series 2019-IMC Class A†	5.443% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	918,410	912,168
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	949,000	836,866
BX Commercial Mortgage Trust Series 2021-MC Class A†	5.211% (1 mo. USD Term SOFR + 0.81%	)#	4/15/2034	600,000	582,559

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.212% (1 mo. USD Term SOFR + 0.81%	)#	9/15/2036	$2,770,000	$2,765,864
BX Commercial Mortgage Trust Series 2024-GPA2 Class D†	6.988% (1 mo. USD Term SOFR + 2.59%	)#	11/15/2041	470,000	473,825
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	6.149% (1 mo. USD Term SOFR + 1.64%	)#	12/15/2039	750,000	750,859
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	6.239% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	860,000	858,564
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.839% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	1,798,217	1,807,726
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.789% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	940,824	945,778
BX Trust Series 2021-ARIA Class A†	5.411% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	500,000	498,842
BX Trust Series 2022-PSB Class A†	6.848% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	959,390	965,077
BX Trust Series 2024-VLT4 Class A†	5.888% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	900,000	904,886
CF Trust Series 2019-BOSS Class A1†(i)	8.626% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	673,901	101,961
CIM Trust Series 2018-INV1 Class B1†	4.703%	#(q)	8/25/2048	417,260	390,815
CONE Trust Series 2024-DFW1 Class B†	6.688% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	1,130,000	1,132,542
CSMC Trust Series 2021-BPNY Class A†	8.227% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	1,722,453	1,548,183
Fashion Show Mall LLC Series 2024-SHOW Class A†	5.104%	#(q)	10/10/2041	400,000	394,290
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2022-HQA2 Class M1B†	8.569% (30 day USD SOFR Average + 4.00%	)#	7/25/2042	380,000	405,176
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	6.969% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	1,450,000	1,485,397
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.419% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	187,873	190,095

38	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.869% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	$1,191,751	$1,218,328
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1B†	8.119% (30 day USD SOFR Average + 3.55%	)#	8/25/2042	1,570,000	1,652,241
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M2†	9.919% (30 day USD SOFR Average + 5.35%	)#	8/25/2042	1,100,000	1,194,656
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	6.66% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	948,329	963,872
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1B†	7.81% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	1,100,000	1,161,364
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	10.069% (30 day USD SOFR Average + 5.50%	)#	5/25/2043	700,000	777,974
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	7.919% (30 day USD SOFR Average + 3.35%	)#	11/25/2043	1,350,000	1,441,616
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	5.769% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	1,001,572	1,005,480
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.819% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	894,434	898,657
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	10.569% (30 day USD SOFR Average + 6.00%	)#	12/25/2041	900,000	948,966
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	7.269% (30 day USD SOFR Average + 2.70%	)#	7/25/2043	500,000	520,131
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01 Class 1M2†	6.369% (30 day USD SOFR Average + 1.80%	)#	1/25/2044	500,000	505,534
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2B1†	7.36% (30 day USD SOFR Average + 2.80%	)#	3/25/2044	700,000	720,706

See Notes to Financial Statements.	39

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	8.783% (30 day USD SOFR Average + 4.21%	)#	7/25/2039	$968,987	$1,009,185
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.769% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	344,239	344,391
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.96% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	1,125,272	1,157,347
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.469% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	1,170,000	1,259,249
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1M2†	6.219% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	880,000	884,845
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class A†	5.943% (1 mo. USD Term SOFR + 1.45%	)#	12/15/2039	2,040,000	2,046,295
Great Wolf Trust Series 2024-WOLF Class A†	5.939% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	1,370,000	1,374,052
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	6.188% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2034	1,320,000	1,329,519
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.212% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	2,110,000	465,130
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	6.018% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	2,030,000	2,033,828
JW Trust Series 2024-BERY Class A†	5.99% (1 mo. USD Term SOFR + 1.59%	)#	11/15/2039	710,000	711,845
Life Mortgage Trust Series 2022-BMR2 Class A1†	5.692% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	810,000	792,767
NRTH Mortgage Trust Series 2024-PARK Class A†	6.038% (1 mo. USD Term SOFR + 1.64%	)#	3/15/2039	2,048,000	2,052,364

40	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	5.607% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	$1,650,000	$1,619,742
ONE Mortgage Trust Series 2021-PARK Class A†	5.211% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	1,060,000	1,047,316
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	710,000	711,808
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	1,430,000	1,447,527
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	1,430,000	1,483,591
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.789% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	730,000	730,756
SHOW Trust Series 2022-BIZ Class A†	7.467% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	3,649,084
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.398% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	750,000	748,530
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	6.092% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	800,000	800,875
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	6.492% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	450,000	450,671
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(q)	6/25/2054	1,554,447	1,568,189
WB Commercial Mortgage Trust Series 2024-HQ Class A†	5.937%	#(q)	3/15/2040	1,830,000	1,837,797
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.088% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	1,980,000	1,992,214
Total Non-Agency Commercial Mortgage-Backed Securities (cost $79,776,489)					77,851,718

See Notes to Financial Statements.	41

Schedule of Investments (continued)

December 31, 2024

Investments	Dividend Rate	Shares	Fair Value
PREFERRED STOCKS 0.10%

Commercial Services & Supplies 0.00%
SVB Financial Trust DE Class C	Zero Coupon	156,880	$3,138 (a)

Transportation Infrastructure 0.10%
ACBL Holdings Corp.	Zero Coupon	16,904	1,090,308
Total Preferred Stocks (cost $437,308)			1,093,446
Total Long-Term Investments (cost $1,243,332,218)			1,243,367,703

		Principal Amount‡

SHORT-TERM INVESTMENTS 3.01%

Repurchase Agreements 3.01%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $9,532,400 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $9,531,677; proceeds: $9,345,803 (cost $9,344,739)		$9,344,739	9,344,739
Repurchase Agreement dated 12/31/2024, 4.480% due 1/2/2025 with JPMorgan Securities LLC collateralized by $30,349,100 of U.S. Treasury Note at 1.250% due 8/15/2031; value: $25,000,000; proceeds: $25,006,222 (cost $25,000,000)		25,000,000	25,000,000
Total Repurchase Agreements (cost $34,344,739)			34,344,739
Total Investments in Securities 111.86% (cost $1,277,676,957)			1,277,712,442
Less Unfunded Loan Commitments (0.10%) (cost $1,116,473)			(1,108,598)
Net Investments in Securities 111.76% (cost $1,276,560,484)			1,276,603,844
Other Assets and Liabilities – Net(r) (11.76)%			(134,311,331)
Net Assets 100.00%			$1,142,292,513

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

42	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $671,274,515, which represents 58.77% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(m)).
(c)	Interest Rate to be determined.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Amount is less than $1.
(g)	Level 3 Investment as described in Note 2(t) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2024.
(k)	Security partially/fully unfunded. (See Note 2(q)).
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Affiliated funds (See Note 13).
(o)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At December 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $6,345,814 or 0.56% of net assets.
(p)	Fund is a business development company (“BDC”) under the Investment Company Act of 1940.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(r)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at December 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$11,065	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	22,298
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$33,363

See Notes to Financial Statements.	43

Schedule of Investments (continued)

December 31, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at December 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$10,000,000	$(77,118)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000	(121,447)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000	(255,368)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(453,933)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $4,902, which includes upfront payment of $6,163. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at December 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	3/14/2025	1,734,000	$2,201,695	$2,169,635	$32,060
Canadian dollar	Sell	Morgan Stanley	3/7/2025	4,479,000	3,215,845	3,123,299	92,546
Euro	Sell	State Street Bank and Trust	2/20/2025	1,829,000	1,946,522	1,898,370	48,152
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$172,758

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Citibank	2/21/2025	1,250,000	$822,400	$773,729	$(48,671)
Australian dollar	Buy	State Street Bank and Trust	2/21/2025	25,354,000	16,700,325	15,693,699	(1,006,626)
Australian dollar	Buy	Toronto Dominion Bank	2/21/2025	25,000,000	16,446,950	15,474,579	(972,371)
Canadian dollar	Buy	Morgan Stanley	3/7/2025	3,149,000	2,252,540	2,195,863	(56,677)
Canadian dollar	Buy	State Street Bank and Trust	3/7/2025	1,303,000	934,891	908,609	(26,282)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,110,627)

44	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2025	40	Short	$(4,507,089)	$(4,452,500)	$54,589
U.S. Ultra Treasury Bond	March 2025	13	Short	(1,641,686)	(1,545,781)	95,905
Total Unrealized Appreciation on Futures Contracts						$150,494

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	98	Long	$20,231,011	$20,149,719	$(81,292)
U.S. Long Bond	March 2025	47	Long	5,626,334	5,350,656	(275,678)
Total Unrealized Depreciation on Futures Contracts						$(356,970)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$44,834,690	$3,039,606		$47,874,296
Remaining Industries	–	6,013,433	–		6,013,433
Common Stocks
Air Freight & Logistics	–	1,543,194	–		1,543,194
Automobile Components	–	679,874	–		679,874
Electric: Utilities	–	75,776	–		75,776
Interactive Media & Services	2,171,801	1,787,989	–		3,959,790
Miscellaneous Financials	–	341,533	–		341,533
Personal Care Products	–	690,866	–		690,866
Specialty Retail	–	3,202	–		3,202
Transportation Infrastructure	–	117,800	–		117,800
Remaining Industries	50,989,551	–	–		50,989,551
Corporate Bonds
Banks	–	69,346,543	–	(3)	69,346,543
Mining	–	18,046,364	–	(4)	18,046,364
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	693,154,826	–		693,154,826
Exchange-Traded Funds	11,320,751	–	–		11,320,751
Floating Rate Loans
Personal & Household Products	–	–	9,653		9,653
Remaining Industries	–	65,330,206	–		65,330,206
Less Unfunded Loan Commitments	–	(1,108,598)	–		(1,108,598)
Foreign Government Obligations	–	46,593,353	–		46,593,353
Government Sponsored Enterprises Pass-Throughs	–	138,642,380	–		138,642,380
Investments in Underlying Funds	–	6,345,814	–		6,345,814
Municipal Bonds	–	3,343,334	–		3,343,334
Non-Agency Commercial Mortgage-Backed Securities	–	77,851,718	–		77,851,718
Preferred Stocks	–	1,090,308	3,138		1,093,446
Short-Term Investments
Repurchase Agreements	–	34,344,739	–		34,344,739
Total	$64,482,103	$1,209,069,344	$3,052,397		$1,276,603,844

See Notes to Financial Statements.	45

Schedule of Investments (concluded)

December 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$33,363	$–	$33,363
Liabilities	–	(453,933)	–	(453,933)
Forward Foreign Currency Exchange Contracts
Assets	–	172,758	–	172,758
Liabilities	–	(2,110,627)	–	(2,110,627)
Futures Contracts
Assets	150,494	–	–	150,494
Liabilities	(356,970)	–	–	(356,970)
Total	$(206,476)	$(2,358,439)	$–	$(2,564,915)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

46	See Notes to Financial Statements.

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value (cost $1,270,262,779)	$1,270,258,030
Investments in Underlying Funds, at fair value (cost $6,297,705)	6,345,814
Cash	89,795
Deposits with brokers for futures collateral	177,065
Deposits with brokers for forwards, swap contracts and TBA collateral	3,367,164
Receivables:
Investment securities sold	129,810,707
Interest and dividends	15,628,238
Capital shares sold	1,289,616
Variation margin for centrally cleared swap contracts agreements	10,541
Variation margin for futures contracts	6,211
Unrealized appreciation on forward foreign currency exchange contracts	172,758
Prepaid expenses and other assets	15,709
Total assets	1,427,171,648
LIABILITIES:
Payables:
Investment securities purchased	279,950,566
Transfer agent fees	1,798,432
Management fee	456,965
Capital shares reacquired	229,360
Directors’ fees	156,066
Fund administration	38,737
Unrealized depreciation on unfunded loan commitments	7,875
Unrealized depreciation on forward foreign currency exchange contracts	2,110,627
Foreign currency overdraft (cost $7,453)	7,428
Accrued expenses	123,079
Commitments and contingent liabilities (See Note 2(q))
Total liabilities	284,879,135
NET ASSETS	$1,142,292,513
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,297,481,475
Total distributable earnings (loss)	(155,188,962)
Net Assets	$1,142,292,513
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	109,860,524
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.40

See Notes to Financial Statements.	47

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $28,425)	$831,719
Dividend income from Underlying Funds (See Note 13)	353,854
Securities lending net income	19,707
Interest and other	72,025,062
Interest earned from Interfund Lending (See Note 10)	364
Total investment income	73,230,706
Expenses:
Management fee	5,288,531
Non 12b-1 service fees	2,800,941
Shareholder servicing	1,118,108
Fund administration	447,870
Professional	97,307
Directors’ fees	59,674
Custody	53,879
Reports to shareholders	51,081
Other	105,391
Gross expenses	10,022,782
Fees waived and expenses reimbursed (See Note 3)	(53,879)
Net expenses	9,968,903
Net investment income	63,261,803
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	5,904,210
Net realized gain (loss) on futures contracts	(5,604,702)
Net realized gain (loss) on forward foreign currency exchange contracts	(888,287)
Net realized gain (loss) on swap contracts	97,819
Net realized gain (loss) on foreign currency related transactions	191,802
Net change in unrealized appreciation/depreciation in underlying funds	48,109
Net change in unrealized appreciation/depreciation on investments	8,157,649
Net change in unrealized appreciation/depreciation on futures contracts	2,956,091
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(1,706,925)
Net change in unrealized appreciation/depreciation on swap contracts	206,620
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(40,735)
Net change in unrealized appreciation/depreciation on unfunded loan commitments	(7,875)
Net realized and unrealized gain (loss)	9,313,776
Net Increase in Net Assets Resulting From Operations	$72,575,579

48	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$63,261,803	$53,470,644
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(299,158)	(65,742,451)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	48,109	—
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	9,564,825	80,238,273
Net increase in net assets resulting from operations	72,575,579	67,966,466
Distributions to shareholders:	(63,481,707)	(54,999,909)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	112,843,941	68,812,865
Reinvestment of distributions	63,481,707	54,999,909
Cost of shares reacquired	(137,591,562)	(126,485,018)
Net increase (decrease) in net assets resulting from capital share transactions	38,734,086	(2,672,244)
Net increase in net assets	47,827,958	10,294,313
NET ASSETS:
Beginning of year	$1,094,464,555	$1,084,170,242
End of year	$1,142,292,513	$1,094,464,555

See Notes to Financial Statements.	49

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment operations	Net invest- ment income	Net realized gain	Total distributions
12/31/2024	$10.32	$0.60	$0.09	$0.69	$(0.61)	$–	$(0.61)
12/31/2023	10.20	0.51	0.16	0.67	(0.55)	–	(0.55)
12/31/2022	12.29	0.45	(2.01)	(1.56)	(0.50)	(0.03)	(0.53)
12/31/2021	12.48	0.40	0.01	0.41	(0.39)	(0.21)	(0.60)
12/31/2020	12.08	0.44	0.43	0.87	(0.47)	–	(0.47)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

50	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$10.40	6.72	0.89	0.89	5.65	$1,142,293	284
10.32	6.55	0.89	0.90	4.97	1,094,465	259
10.20	(12.80)	0.89	0.89	4.02	1,084,170	182
12.29	3.28	0.89	0.89	3.11	1,330,920	96
12.48	7.30	0.91	0.91	3.65	1,176,259	96

See Notes to Financial Statements.	51

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2024. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the Act. As of December 31, 2024, PCF is available only to the Fund and certain other investment companies managed by Lord Abbett.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly,

52

Notes to Financial Statements (continued)

Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at their net asset value (“NAV”) each month end. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the

53

Notes to Financial Statements (continued)

Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of

54

Notes to Financial Statements (continued)

cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

55

Notes to Financial Statements (continued)

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Options–The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains (losses) on investments in the Fund’s Statement of Operations.

(k)	Total Return Swap Contracts–The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase

56

Notes to Financial Statements (continued)

agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(n)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(o)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(p)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

57

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2024, the Fund did not enter into reverse repurchase agreements.

(q)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset in the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, in the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of December 31, 2024, the Fund had the following unfunded loan commitments:

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan	$794,298	$783,706	$794,298	$(10,592)
Grant Thornton Advisors LLC 2024 Delay Draw Term Loan	25,870	25,907	25,870	37
Hanger, Inc. 2024 Delayed Draw Term Loan	128,715	130,147	128,971	1,176
Raven Acquisition Holdings LLC Delayed Draw Term Loan	102,267	102,625	101,763	862
USALCO LLC 2024 Delayed Draw Term Loan	65,571	66,213	65,571	642
Total	$1,116,721	$1,108,598	$1,116,473	$(7,875)

58

Notes to Financial Statements (continued)

(r)	Interest Rate Swap Contracts–The Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, the Fund either makes floating-rate payments to the counterparty (or central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) in the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(t)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs

59

Notes to Financial Statements (continued)

are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $53,879 of fund administration fees for the fiscal year ended December 31, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

60

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Bond Debenture Portfolio	$63,481,707	$–	$–	$63,481,707

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Bond Debenture Portfolio	$54,999,909	$–	$–	$54,999,909

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Series Fund–Bond Debenture Portfolio	$65,075	$–	$(152,980,407)	$(2,117,564)	$(156,066)	$(155,188,962)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short–Term Losses	Long–Term Losses	Net Capital Losses
Series Fund–Bond Debenture Portfolio	$(68,355,586)	$(84,624,821)	$(152,980,407)

61

Notes to Financial Statements (continued)

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Bond Debenture Portfolio	$1,276,106,842	$28,661,162	$(30,736,950)	$(2,075,788)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$2,619,124,334	$919,526,685	$2,615,452,907	$906,546,526

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the fiscal year ended December 31, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts during the fiscal year ended December 31, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into CPI swap contracts during the fiscal year ended December 31, 2024 (as described in Note 2(s)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI

62

Notes to Financial Statements (continued)

swap contracts involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is unrealized appreciation on CPI swap contracts. For the centrally cleared CPI swap contracts, there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared swap contracts, the clearinghouse guarantees CPI swap contracts against default.

As of December 31, 2024 , the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Series Fund—Bond Debenture Portfolio

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	–	–	$33,363
Forward Foreign Currency Exchange Contracts(2)	–	$172,758	–
Futures Contracts(3)	$150,494	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	$453,933
Forward Foreign Currency Exchange Contracts(4)	–	$2,110,627	–
Futures Contracts(3)	$356,970	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the fiscal year ended December 31, 2024, were as follows:

	Series Fund—Bond Debenture Portfolio

	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$97,819	–
Forward Foreign Currency Exchange Contracts(2)	–	$(888,287)
Futures Contracts(3)	$(5,604,702)	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(4)	$206,620	–
Forward Foreign Currency Exchange Contracts(5)	–	$(1,706,925)
Futures Contracts(6)	$2,956,091	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(7)	$24,573,000	–
Forward Foreign Currency Exchange Contracts(7)	–	$41,055,409
Futures Contracts(8)	1,342	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2024.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.

63

Notes to Financial Statements (continued)

(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$172,758	$–	$172,758
Repurchase Agreements	34,344,739	–	34,344,739
Total	$34,517,497	$–	$34,517,497

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$92,546	$(56,677)	$–	$–	$35,869
State Street Bank and Trust	80,212	(80,212)	–	–	–
Fixed Income Clearing Corp.	9,344,739	–	–	(9,344,739)	–
JPMorgan Securities LLC	25,000,000	–	–	(25,000,000)	–
Total	$34,517,497	$(136,889)	$–	$(34,344,739)	$35,869

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,110,627	$–	$2,110,627
Total	$2,110,627	$–	$2,110,627

64

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$48,671	$–	$–	$–	$48,671
Morgan Stanley	56,677	(56,677)	–	–	–
State Street Bank and Trust	1,032,908	(80,212)	(840,000)	–	112,696
Toronto Dominion Bank	972,371	–	(840,000)	–	132,371
Total	$2,110,627	$(136,889)	$(1,680,000)	$–	$293,738

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2024.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

65

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Bond Debenture Portfolio	$2,917,202	4.57%	$364

*	Statement of Operations location: Interest earned from Interfund Lending.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

13.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through its investments in pooled investment vehicles, including the

66

Notes to Financial Statements (continued)

Lord Abbett Private Credit Fund that is managed by Lord Abbett (“Underlying Fund”). Typically, private credit investments are not traded in public markets and are illiquid, such that an underlying fund may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. An underlying fund will also be illiquid, and the Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. An underlying fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or the Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the underlying fund’s private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer and the PCF currently expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s Common Shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter. There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of year end, but does not include the underlying holdings of the PCF. The Fund indirectly bears the proportionate share of the expenses of the PCF. The annualized expense ratio for the PCF as of December 31, 2024 was 15.62% consisting of interest and borrowing costs of 14.92% and net operating expenses of 0.70%. The Fund had the following transactions with the PCF during the fiscal year ended December 31, 2024:

Series Fund – Bond Debenture Portfolio(1)

	Value at 12/31/2023	Contributions	Withdrawals	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 12/31/2024	Dividend Income
Lord Abbett Private Credit Fund	$–	$6,355,022	$(57,317)	$–	$48,109	$6,345,814	$353,854

(1)	The Fund acquired PCF shares from 2/23/2024 to 12/31/2024, at a cost of $6,297,705.

The Fund has an unfunded commitment to make investments in the PCF at a future date in the amount of $23,702,295 at year end. This unfunded commitment is not recognized in the Statement of Assets and Liabilities at year end. On February 24, 2025, all outstanding capital commitments were extinguished and the PCF has begun to take monthly subscriptions in connection with a continuous offering of its Common Shares.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the

67

Notes to Financial Statements (continued)

Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation

68

Notes to Financial Statements (continued)

and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

69

Notes to Financial Statements (concluded)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Shares sold	10,560,827	6,642,890
Reinvestment of distributions	6,115,772	5,350,186
Shares reacquired	(12,891,356)	(12,205,031)
Increase (decrease)	3,785,243	(211,955)

70

Report of Independent Registered Public Accounting Firm

To the shareholders of Bond-Debenture Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bond-Debenture Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

71

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

72

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Bond-Debenture Portfolio	LASFBD-2 (02/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Dividend Growth Portfolio

For the fiscal year ended December 31, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Report of Independent Registered Public Accounting Firm (Item 7)

20	Changes in and Disagreements with Accountants (Item 8)

20	Proxy Disclosures (Item 9)

20	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.89%

COMMON STOCKS 99.89%

Aerospace & Defense 1.45%
Northrop Grumman Corp.	5,794	$2,719,066

Banks 5.68%
Bank of America Corp.	112,452	4,942,265
JPMorgan Chase & Co.	23,765	5,696,708
Total		10,638,973

Beverages 1.58%
Coca-Cola Co.	47,391	2,950,564

Biotechnology 1.91%
AbbVie, Inc.	20,138	3,578,523

Building Products 1.32%
Allegion PLC (Ireland)(a)	18,850	2,463,318

Capital Markets 8.34%
Ameriprise Financial, Inc.	4,304	2,291,579
Charles Schwab Corp.	49,615	3,672,006
Evercore, Inc. Class A	7,349	2,037,070
Morgan Stanley	37,767	4,748,067
S&P Global, Inc.	5,739	2,858,194
Total		15,606,916

Chemicals 1.65%
Linde PLC	2,608	1,091,891
Sherwin-Williams Co.	5,898	2,004,907
Total		3,096,798

Construction Materials 2.14%
CRH PLC	43,400	4,015,368

Consumer Staples Distribution & Retail 4.55%
Costco Wholesale Corp.	3,171	2,905,492
Walmart, Inc.	62,172	5,617,240
Total		8,522,732

Distributors 0.53%
Pool Corp.	2,890	985,317
Investments	Shares	Fair Value
Electric: Utilities 2.07%
NextEra Energy, Inc.	54,122	$3,880,006

Electrical Equipment 1.28%
Eaton Corp. PLC	7,230	2,399,420

Financial Services 2.82%
Jack Henry & Associates, Inc.	3,437	602,506
Mastercard, Inc. Class A	8,874	4,672,782
Total		5,275,288

Ground Transportation 1.21%
Old Dominion Freight Line, Inc.	10,111	1,783,581
Union Pacific Corp.	2,081	474,551
Total		2,258,132

Health Care Equipment & Supplies 1.71%
Abbott Laboratories	28,230	3,193,095

Health Care Providers & Services 2.17%
UnitedHealth Group, Inc.	8,039	4,066,608

Hotels, Restaurants & Leisure 1.35%
McDonald’s Corp.	8,711	2,525,232

Information Technology Services 1.54%
Accenture PLC Class A (Ireland)(a)	8,197	2,883,623

Insurance 4.31%
Allstate Corp.	8,721	1,681,321
Arthur J Gallagher & Co.	12,626	3,583,890
Chubb Ltd. (Switzerland)(a)	10,176	2,811,629
Total		8,076,840

Life Sciences Tools & Services 2.53%
Danaher Corp.	13,343	3,062,886
West Pharmaceutical Services, Inc.	5,116	1,675,797
Total		4,738,683

Machinery 2.40%
Parker-Hannifin Corp.	7,074	4,499,276

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Metals & Mining 1.55%
Reliance, Inc.	5,495	$1,479,584
Steel Dynamics, Inc.	12,395	1,413,897
Total		2,893,481

Multi-Utilities 1.54%
CMS Energy Corp.	43,269	2,883,879

Oil, Gas & Consumable Fuels 3.13%
Exxon Mobil Corp.	50,762	5,460,468
Marathon Petroleum Corp.	2,837	395,762
Total		5,856,230

Pharmaceuticals 2.98%
Eli Lilly & Co.	3,708	2,862,576
Johnson & Johnson	18,743	2,710,613
Total		5,573,189

Professional Services 0.67%
Verisk Analytics, Inc.	4,551	1,253,482

Semiconductors & Semiconductor Equipment 15.01%
Analog Devices, Inc.	14,806	3,145,683
Broadcom, Inc.	30,947	7,174,752
Lam Research Corp.	15,820	1,142,679
NVIDIA Corp.	95,459	12,819,189
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,336	3,818,667
Total		28,100,970

Software 11.27%
Microsoft Corp.	36,528	15,396,552
Oracle Corp.	19,529	3,254,313
Roper Technologies, Inc.	4,725	2,456,291
Total		21,107,156

Specialty Retail 4.58%
Home Depot, Inc.	4,868	1,893,603
Lowe’s Cos., Inc.	11,081	2,734,791
TJX Cos., Inc.	32,650	3,944,447
Total		8,572,841
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 3.47%
Apple, Inc.	25,949	$6,498,149

Tobacco 2.27%
Philip Morris International, Inc.	35,267	4,244,383

Trading Companies & Distributors 0.88%
Watsco, Inc.	3,480	1,649,137
Total Common Stocks (cost $138,201,116)		187,006,675

	Principal Amount

SHORT-TERM INVESTMENTS 0.34%

REPURCHASE AGREEMENTS 0.34%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $657,500 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $657,480; proceeds: $644,600 (cost $644,526)	$644,526	644,526
Total Investments in Securities 100.23% (cost $138,845,642)		187,651,201
Other Assets and Liabilities – Net (0.23)%		(439,791)
Net Assets 100.00%		$187,211,410

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$187,006,675	$–	$–	$187,006,675
Short-Term Investments
Repurchase Agreements	–	644,526	–	644,526
Total	$187,006,675	$644,526	$–	$187,651,201

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value (cost $138,845,642)	$187,651,201
Cash	1
Foreign cash, at value (cost $31)	30
Receivables:
Interest and dividends	123,649
Capital shares sold	39,911
From advisor (See Note 3)	1,574
Prepaid expenses	1,999
Total assets	187,818,365
LIABILITIES:
Payables:
Transfer agent fees	429,955
Management fee	89,534
Capital shares reacquired	25,774
Directors’ fees	24,043
Fund administration	6,512
Accrued expenses	31,137
Total liabilities	606,955
NET ASSETS	$187,211,410
COMPOSITION OF NET ASSETS:
Paid-in capital	$135,747,714
Total distributable earnings (loss)	51,463,696
Net Assets	$187,211,410
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	10,074,040
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.58

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $12,060)	$2,841,095
Interest and other	49,670
Total investment income	2,890,765
Expenses:
Management fee	1,031,321
Non 12b-1 service fees	469,139
Shareholder servicing	187,217
Fund administration	75,005
Professional	50,532
Directors’ fees	9,614
Custody	9,080
Reports to shareholders	7,377
Other	27,806
Gross expenses	1,867,091
Fees waived and expenses reimbursed (See Note 3)	(10,714)
Net expenses	1,856,377
Net investment income	1,034,388
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	12,825,521
Net realized gain (loss) on foreign currency related transactions	326
Net change in unrealized appreciation/depreciation on investments	23,340,994
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,203)
Net realized and unrealized gain (loss)	36,165,638
Net Increase in Net Assets Resulting From Operations	$37,200,026

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$1,034,388	$1,286,156
Net realized gain (loss) on investments and foreign currency related transactions	12,825,847	9,368,727
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	23,339,791	13,919,016
Net increase in net assets resulting from operations	37,200,026	24,573,899
Distributions to shareholders:	(11,562,355)	(11,034,261)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	12,740,875	37,440,054
Reinvestment of distributions	11,562,355	11,034,261
Cost of shares reacquired	(41,771,163)	(42,960,454)
Net increase (decrease) in net assets resulting from capital share transactions	(17,467,933)	5,513,861
Net increase in net assets	8,169,738	19,053,499
NET ASSETS:
Beginning of year	$179,041,672	$159,988,173
End of year	$187,211,410	$179,041,672

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
12/31/2024	$16.21	$0.10	$3.48	$3.58	$(0.11)	$(1.10)	$(1.21)
12/31/2023	14.86	0.12	2.29	2.41	(0.13)	(0.93)	(1.06)
12/31/2022	20.27	0.15	(2.91)	(2.76)	(0.15)	(2.50)	(2.65)
12/31/2021	17.93	0.15	4.38	4.53	(0.15)	(2.04)	(2.19)
12/31/2020	15.96	0.16	2.28	2.44	(0.16)	(0.31)	(0.47)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$18.58	22.14	0.99	0.99	0.55	$187,211	26
16.21	16.33	0.99	1.00	0.76	179,042	47
14.86	(13.55)	0.99	1.01	0.86	159,988	56
20.27	25.62	0.99	1.01	0.75	220,150	44
17.93	15.42	0.99	1.02	1.01	188,797	64

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2024. This report covers Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Asset and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that

10

Notes to Financial Statements (continued)

prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

11

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk

12

Notes to Financial Statements (continued)

inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.49%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .55% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $9,080 of fund administration fees for the fiscal year ended December 31, 2024.

For the fiscal year ended December 31, 2024 and continuing through April 30, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses, such as acquired fund fees and expenses, if applicable) to an annual rate of 0.99%. This agreement may be terminated only upon the approval of the Board.

13

Notes to Financial Statements (continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Dividend Growth Portfolio	$1,025,812	$10,536,543	$–	$11,562,355

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Dividend Growth Portfolio	$1,378,312	$9,655,949	$–	$11,034,261

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Series Fund-Dividend Growth Portfolio	$6,335	$3,431,156	$–	$48,050,248	$(24,043)	$51,463,696

14

Notes to Financial Statements (continued)

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of other financial instruments, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Dividend Growth Portfolio	$139,601,480	$50,421,155	$(2,371,434)	$48,049,721

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

Purchases	Sales
$47,862,276	$71,126,832

There were no purchases or sales of U.S. Government securities during the fiscal year ended December 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$644,526	$–	$644,526
Total	$644,526	$–	$644,526

15

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$644,526	$–	$–	$(644,526)	$–
Total	$644,526	$–	$–	$(644,526)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

16

Notes to Financial Statements (continued)

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market.

17

Notes to Financial Statements (concluded)

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	687,279	2,390,678
Reinvestment of distributions	625,553	684,422
Shares reacquired	(2,284,608)	(2,797,729)
Increase (decrease)	(971,776)	277,371

18

Report of Independent Registered Public Accounting Firm

To the shareholders of Dividend Growth Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dividend Growth Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

19

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.	SFCS-PORT-2 (02/25)
Dividend Growth Portfolio

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Developing Growth Portfolio

For the fiscal year ended December 31, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

20	Report of Independent Registered Public Accounting Firm (Item 7)

21	Changes in and Disagreements with Accountants (Item 8)

21	Proxy Disclosures (Item 9)

21	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.08%

COMMON STOCKS 97.08%

Aerospace & Defense 3.91%
Kratos Defense & Security Solutions, Inc.*	21,351	$563,239
Loar Holdings, Inc.*	16,751	1,238,067
Moog, Inc. Class A	4,549	895,425
Total		2,696,731

Automobile Components 1.64%
Modine Manufacturing Co.*	9,756	1,131,013

Beverages 1.00%
Primo Brands Corp. Class A	22,470	691,402

Biotechnology 15.71%
ADMA Biologics, Inc.*	47,943	822,222
Arcellx, Inc.*	14,706	1,127,803
Blueprint Medicines Corp.*	5,940	518,087
Crinetics Pharmaceuticals, Inc.*	11,932	610,083
Insmed, Inc.*	15,563	1,074,469
Janux Therapeutics, Inc.*	20,464	1,095,643
Krystal Biotech, Inc.*	3,999	626,483
Madrigal Pharmaceuticals, Inc.*	1,081	333,564
Mirum Pharmaceuticals, Inc.*	9,019	372,936
Natera, Inc.*	6,601	1,044,938
Nuvalent, Inc. Class A*	6,595	516,257
REVOLUTION Medicines, Inc.*	18,064	790,119
SpringWorks Therapeutics, Inc.*	21,052	760,609
Vaxcyte, Inc.*	5,474	448,102
Vera Therapeutics, Inc.*	16,531	699,096
Total		10,840,411

Broadline Retail 2.22%
Global-e Online Ltd. (Israel)*(a)	14,413	785,941
Ollie’s Bargain Outlet Holdings, Inc.*	6,803	746,493
Total		1,532,434

Building Products 1.06%
AAON, Inc.	6,242	734,559
Investments	Shares	Fair Value
Capital Markets 4.82%
Evercore, Inc. Class A	3,709	$1,028,098
Hamilton Lane, Inc. Class A	6,340	938,637
Piper Sandler Cos.	4,534	1,359,973
Total		3,326,708

Construction & Engineering 5.31%
Comfort Systems USA, Inc.	3,052	1,294,231
Construction Partners, Inc. Class A*	5,581	493,695
MasTec, Inc.*	3,910	532,307
Primoris Services Corp.	5,660	432,424
Sterling Infrastructure, Inc.*	5,392	908,283
Total		3,660,940

Consumer Staples Distribution & Retail 1.77%
Maplebear, Inc.*	14,862	615,584
Sprouts Farmers Market, Inc.*	4,743	602,693
Total		1,218,277

Diversified Consumer Services 2.70%
Duolingo, Inc.*	2,061	668,238
Stride, Inc.*	6,124	636,467
Universal Technical Institute, Inc.*	21,712	558,216
Total		1,862,921

Electronic Equipment, Instruments & Components 3.07%
Fabrinet (Thailand)*(a)	2,666	586,200
Itron, Inc.*	8,622	936,177
Mirion Technologies, Inc.*	34,294	598,430
Total		2,120,807

Financial Services 0.61%
Remitly Global, Inc.*	18,501	417,568

Food Products 2.01%
Freshpet, Inc.*	5,776	855,484
Vital Farms, Inc.*	14,109	531,768
Total		1,387,252

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Health Care Equipment & Supplies 3.43%
Glaukos Corp.*	11,405	$1,710,065
PROCEPT BioRobotics Corp.*	8,117	653,581
Total		2,363,646

Health Care Providers & Services 1.03%
GeneDx Holdings Corp.*	9,232	709,571

Health Care Technology 2.01%
Doximity, Inc. Class A*	14,461	772,073
Waystar Holding Corp.*	16,765	615,275
Total		1,387,348

Hotels, Restaurants & Leisure 7.85%
Cava Group, Inc.*	11,395	1,285,356
Dutch Bros, Inc. Class A*	10,862	568,952
Life Time Group Holdings, Inc.*	35,347	781,876
MakeMyTrip Ltd. (India)*(a)	9,227	1,036,007
Shake Shack, Inc. Class A*	4,163	540,357
Sweetgreen, Inc. Class A*	37,472	1,201,352
Total		5,413,900

Information Technology Services 2.49%
Core Scientific, Inc.*	31,811	446,945
Wix.com Ltd. (Israel)*(a)	5,915	1,269,063
Total		1,716,008

Interactive Media & Services 2.38%
Reddit, Inc. Class A*	10,045	1,641,755

Machinery 2.29%
Crane Co.	5,734	870,135
SPX Technologies, Inc.*	4,854	706,354
Total		1,576,489

Pharmaceuticals 2.59%
Intra-Cellular Therapies, Inc.*	10,327	862,511
Tarsus Pharmaceuticals, Inc.*	16,710	925,233
Total		1,787,744

Professional Services 1.48%
Parsons Corp.*	11,071	1,021,300
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 6.77%
Astera Labs, Inc.*	11,989	$1,587,943
Credo Technology Group Holding Ltd.*	25,922	1,742,218
Impinj, Inc.*	3,655	530,925
MACOM Technology Solutions Holdings, Inc.*	6,235	809,989
Total		4,671,075

Software 16.99%
Agilysys, Inc.*	11,664	1,536,265
Clear Secure, Inc. Class A	22,619	602,570
Clearwater Analytics Holdings, Inc. Class A*	17,946	493,874
CyberArk Software Ltd. (Israel)*(a)	4,799	1,598,787
Descartes Systems Group, Inc. (Canada)*(a)	7,181	815,762
Gitlab, Inc. Class A*	5,993	337,705
Guidewire Software, Inc.*	6,332	1,067,448
Intapp, Inc.*	10,440	669,100
Klaviyo, Inc. Class A*	16,679	687,842
Monday.com Ltd. (Israel)*(a)	1,547	364,226
Q2 Holdings, Inc.*	12,058	1,213,638
ServiceTitan, Inc. Class A*	1,090	112,128
Varonis Systems, Inc.*	11,418	507,302
Vertex, Inc. Class A*	22,280	1,188,638
Zeta Global Holdings Corp. Class A*	29,297	527,053
Total		11,722,338

Trading Companies & Distributors 1.94%
FTAI Aviation Ltd.	9,271	1,335,395
Total Common Stocks (cost $51,472,050)		66,967,592

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.25%

Repurchase Agreements 3.25%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $2,289,300 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $2,289,180; proceeds: $2,244,435 (cost $2,244,179)	$2,244,179	$2,244,179
Total Investments in Securities 100.33% (cost $53,716,229)		69,211,771
Other Assets and Liabilities – Net (0.33)%		(227,370)
Net Assets 100.00%		$68,984,401

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$66,967,592	$–	$–	$66,967,592
Short-Term Investments
Repurchase Agreements	–	2,244,179	–	2,244,179
Total	$66,967,592	$2,244,179	$–	$69,211,771

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value (cost $53,716,229)	$69,211,771
Receivables:
Capital shares sold	16,941
From advisor (See Note 3)	11,536
Interest and dividends	3,688
Securities lending income	17
Prepaid expenses	243
Total assets	69,244,196
LIABILITIES:
Payables:
Capital shares reacquired	105,374
Transfer agent fees	70,396
Management fee	45,772
Directors’ fees	8,508
Fund administration	2,441
Accrued expenses	27,304
Total liabilities	259,795
NET ASSETS	$68,984,401
COMPOSITION OF NET ASSETS:
Paid-in capital	$75,862,606
Total distributable earnings (loss)	(6,878,205)
Net Assets	$68,984,401
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,359,776
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$29.23

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $7,277)	$125,012
Securities lending net income	16,534
Interest and other	37,875
Total investment income	179,421
Expenses:
Management fee	523,040
Non 12b-1 service fees	174,440
Shareholder servicing	70,099
Professional	41,476
Fund administration	27,895
Custody	11,031
Reports to shareholders	5,074
Directors’ fees	3,466
Other	14,740
Gross expenses	871,261
Fees waived and expenses reimbursed (See Note 3)	(145,978)
Net expenses	725,283
Net investment loss	(545,862)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	9,933,687
Net change in unrealized appreciation/depreciation on investments	4,208,795
Net realized and unrealized gain (loss)	14,142,482
Net Increase in Net Assets Resulting From Operations	$13,596,620

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment loss	$(545,862)	$(527,536)
Net realized gain (loss) on investments	9,933,687	(4,653,000)
Net change in unrealized appreciation/depreciation on investments	4,208,795	10,428,891
Net increase in net assets resulting from operations	13,596,620	5,248,355
Distributions to shareholders:	(104,342)	–
Capital share transactions (See Note 13):
Net proceeds from sales of shares	7,033,239	7,472,433
Reinvestment of distributions	104,342	–
Cost of shares reacquired	(18,449,647)	(14,808,639)
Net decrease in net assets resulting from capital share transactions	(11,312,066)	(7,336,206)
Net increase (decrease) in net assets	2,180,212	(2,087,851)
NET ASSETS:
Beginning of year	$66,804,189	$68,892,040
End of year	$68,984,401	$66,804,189

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
12/31/2024	$23.96	$(0.21)	$ 5.52	$ 5.31	$(0.04)	$–	$ (0.04)
12/31/2023	22.15	(0.18)	1.99	1.81	–	–	–
12/31/2022	34.61	(0.18)	(12.28)	(12.46)	–	–	–
12/31/2021	47.18	(0.42)	(0.93)	(1.35)	–	(11.22)	(11.22)
12/31/2020	29.88	(0.30)	22.17	21.87	–	(4.57)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$29.23	22.18	1.04	1.25	(0.78)	$68,984	101
23.96	8.17	1.04	1.25	(0.77)	66,804	139
22.15	(35.98)	1.04	1.30	(0.74)	68,892	125
34.61	(2.75)	1.04	1.15	(0.87)	116,990	121
47.18	72.60	1.04	1.24	(0.84)	137,300	113

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2024. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund generally is not available for purchase by new investors, existing shareholders may continue to purchase Fund shares.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.

10

Notes to Financial Statements (continued)

Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified - cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

11

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

12

Notes to Financial Statements (continued)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .56% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $11,031 of fund administration fees for the fiscal year ended December 31, 2024.

For the fiscal year ended December 31, 2024 and continuing through April 30, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses, such as acquired fund fees and expenses, if applicable) to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Developing Growth Portfolio	$104,342	$ –	$ –	$104,342

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Developing Growth Portfolio	$ –	$ –	$ –	$ –

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Series Fund–Developing Growth Portfolio	$111,755	$ –	$(21,880,378)	$14,898,926	$(8,508)	$(6,878,205)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Developing Growth Portfolio	$(21,880,378)	$ –	$(21,880,378)

14

Notes to Financial Statements (continued)

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Developing Growth Portfolio	$54,312,845	$15,860,021	$(961,095)	$14,898,926

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

Purchases	Sales
$68,628,086	$81,648,757

There were no purchases or sales of U.S. Government securities during the fiscal year ended December 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund engaged in cross-trade purchases of $144,497 and sales of $309,758 which resulted in a net realized gain (loss) of $130,751.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,244,179	$ –	$2,244,179
Total	$2,244,179	$ –	$2,244,179

15

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,244,179	$ –	$ –	$(2,244,179)	$ –
Total	$2,244,179	$ –	$ –	$(2,244,179)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

16

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be

17

Notes to Financial Statements (continued)

more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

18

Notes to Financial Statements (concluded)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	257,078	324,452
Reinvestment of distributions	3,554	–
Shares reacquired	(688,464)	(646,887)
Decrease	(427,832)	(322,435)

19

Report of Independent Registered Public Accounting Firm

To the shareholders of Developing Growth Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Developing Growth Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

20

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Developing Growth Portfolio	SFDG-PORT-2 (02/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Fundamental Equity Portfolio

For the fiscal year ended December 31, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Report of Independent Registered Public Accounting Firm (Item 7)

20	Changes in and Disagreements with Accountants (Item 8)

20	Proxy Disclosures (Item 9)

20	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.48%

COMMON STOCKS 99.48%

Aerospace & Defense 3.19%
Boeing Co.*	12,670	$2,242,590
RTX Corp.	40,996	4,744,057
Total		6,986,647

Banks 6.41%
JPMorgan Chase & Co.	38,284	9,177,058
Wells Fargo & Co.	69,475	4,879,924
Total		14,056,982

Biotechnology 2.87%
AbbVie, Inc.	22,197	3,944,407
United Therapeutics Corp.*	6,637	2,341,799
Total		6,286,206

Building Products 1.99%
Allegion PLC (Ireland)(a)	33,315	4,353,604

Capital Markets 7.45%
Charles Schwab Corp.	67,454	4,992,270
KKR & Co., Inc.	25,597	3,786,052
Morgan Stanley	35,536	4,467,586
Nasdaq, Inc.	40,128	3,102,296
Total		16,348,204

Chemicals 2.51%
Avient Corp.	78,668	3,214,375
HB Fuller Co.	34,061	2,298,436
Total		5,512,811

Construction & Engineering 1.47%
EMCOR Group, Inc.	7,095	3,220,421

Construction Materials 1.48%
CRH PLC	34,962	3,234,684

Consumer Staples Distribution & Retail 3.54%
BJ’s Wholesale Club Holdings, Inc.*	45,795	4,091,783
Target Corp.	27,117	3,665,676
Total		7,757,459
Investments	Shares	Fair Value
Electric: Utilities 3.49%
Entergy Corp.	58,066	$4,402,564
FirstEnergy Corp.	81,804	3,254,163
Total		7,656,727

Electronic Equipment, Instruments & Components 4.28%
Littelfuse, Inc.	10,750	2,533,237
Mirion Technologies, Inc.*	199,184	3,475,761
TD SYNNEX Corp.	28,777	3,374,967
Total		9,383,965

Financial Services 1.93%
Fiserv, Inc.*	20,616	4,234,939

Ground Transportation 1.03%
Landstar System, Inc.	13,165	2,262,537

Health Care Equipment & Supplies 1.53%
Globus Medical, Inc. Class A*	40,670	3,363,816

Health Care Providers & Services 3.61%
Labcorp Holdings, Inc.	18,002	4,128,218
UnitedHealth Group, Inc.	7,509	3,798,503
Total		7,926,721

Industrial REITS 1.48%
Prologis, Inc.	30,667	3,241,502

Insurance 9.37%
Aon PLC Class A	13,387	4,808,075
Arch Capital Group Ltd.	44,103	4,072,912
Arthur J Gallagher & Co.	12,110	3,437,423
Kemper Corp.	67,249	4,468,024
RenaissanceRe Holdings Ltd.	15,136	3,765,988
Total		20,552,422

Interactive Media & Services 3.15%
Alphabet, Inc. Class A	36,520	6,913,236

Leisure Products 1.25%
Brunswick Corp.	42,388	2,741,656

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Life Sciences Tools & Services 1.08%
Thermo Fisher Scientific, Inc.	4,560	$2,372,249

Machinery 4.91%
AGCO Corp.	23,720	2,217,346
Cummins, Inc.	12,126	4,227,123
Parker-Hannifin Corp.	6,806	4,328,820
Total		10,773,289

Metals & Mining 1.31%
Steel Dynamics, Inc.	25,249	2,880,153

Oil, Gas & Consumable Fuels 6.89%
Diamondback Energy, Inc.	19,769	3,238,755
Expand Energy Corp.	45,019	4,481,642
Permian Resources Corp.	233,430	3,356,723
Shell PLC ADR	64,355	4,031,841
Total		15,108,961

Pharmaceuticals 1.46%
Merck & Co., Inc.	32,233	3,206,539

Professional Services 2.59%
CACI International, Inc. Class A*	5,917	2,390,823
Genpact Ltd.	76,504	3,285,847
Total		5,676,670

Real Estate Management & Development 1.75%
CBRE Group, Inc. Class A*	29,224	3,836,819

Semiconductors & Semiconductor Equipment 3.30%
Silicon Motion Technology Corp. ADR	61,638	3,331,534
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,739	3,898,255
Total		7,229,789

Software 3.26%
Adobe, Inc.*	6,830	3,037,164
Microsoft Corp.	9,759	4,113,419
Total		7,150,583
Investments	Shares	Fair Value
Specialty Retail 4.97%
AutoZone, Inc.*	1,145	$3,666,290
Best Buy Co., Inc.	40,663	3,488,886
Lowe’s Cos., Inc.	15,159	3,741,241
Total		10,896,417

Technology Hardware, Storage & Peripherals 1.45%
NetApp, Inc.	27,329	3,172,350

Textiles, Apparel & Luxury Goods 1.22%
Ralph Lauren Corp.	11,605	2,680,523

Trading Companies & Distributors 3.26%
AerCap Holdings NV (Ireland)(a)	39,985	3,826,565
Core & Main, Inc. Class A*	65,296	3,324,219
Total		7,150,784
Total Common Stocks (cost $183,415,559)		218,169,665

	Principal Amount

SHORT-TERM INVESTMENTS 0.69%

Repurchase Agreements 0.69%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $1,547,700 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $1,547,581; proceeds: $1,517,406 (cost $1,517,233)	$1,517,233	1,517,233
Total Investments in Securities 100.17% (cost $184,932,792)		219,686,898
Other Assets and Liabilities – Net (0.17)%		(369,243)
Net Assets 100.00%		$219,317,655

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$218,169,665	$–	$–	$218,169,665
Short-Term Investments
Repurchase Agreements	–	1,517,233	–	1,517,233
Total	$218,169,665	$1,517,233	$–	$219,686,898

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value (cost $184,932,792)	$219,686,898
Cash	3
Receivables:
Interest and dividends	167,760
From advisor (See Note 3)	20,294
Capital shares sold	12,603
Prepaid expenses	800
Total assets	219,888,358
LIABILITIES:
Payables:
Transfer agent fees	261,365
Management fee	141,458
Directors’ fees	42,215
Capital shares reacquired	37,679
Fund administration	7,663
Foreign currency overdraft (cost $5)	5
Accrued expenses	80,318
Total liabilities	570,703
NET ASSETS	$219,317,655
COMPOSITION OF NET ASSETS:
Paid-in capital	$181,770,028
Total distributable earnings (loss)	37,547,627
Net Assets	$219,317,655
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	11,941,699
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.37

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $30,147)	$4,096,978
Securities lending net income	1,326
Interest and other	34,852
Total investment income	4,133,156
Expenses:
Management fee	1,704,108
Non 12b-1 service fees	578,714
Shareholder servicing	231,272
Fund administration	92,561
Professional	47,724
Custody	31,232
Reports to shareholders	11,852
Directors’ fees	11,773
Other	34,674
Gross expenses	2,743,910
Fees waived and expenses reimbursed (See Note 3)	(244,776)
Net expenses	2,499,134
Net investment income	1,634,022
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	23,466,703
Net realized gain (loss) on foreign currency related transactions	(966)
Net change in unrealized appreciation/depreciation on investments	10,969,669
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,423)
Net realized and unrealized gain (loss)	34,433,983
Net Increase in Net Assets Resulting From Operations	$36,068,005

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$1,634,022	$1,456,646
Net realized gain (loss) on investments and foreign currency related transactions	23,465,737	(395,006)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,968,246	21,235,219
Net increase in net assets resulting from operations	36,068,005	22,296,859
Distributions to shareholders:	(13,523,989)	(7,884,333)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	2,491,219	192,349,071
Reinvestment of distributions	13,523,989	7,884,333
Cost of shares reacquired	(50,763,179)	(156,724,660)
Net increase (decrease) in net assets resulting from capital share transactions	(34,747,971)	43,508,744
Net increase (decrease) in net assets	(12,203,955)	57,921,270
NET ASSETS:
Beginning of year	$231,521,610	$173,600,340
End of year	$219,317,655	$231,521,610

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
12/31/2024	$16.79	$0.13	$2.65		$2.78	$(0.14)	$(1.06)	$(1.20)
12/31/2023	15.16	0.11	2.11		2.22	(0.10)	(0.49)	(0.59)
12/31/2022	20.11	0.18	(2.62)		(2.44)	(0.19)	(2.32)	(2.51)
12/31/2021	16.61	0.15	4.36		4.51	(0.16)	(0.85)	(1.01)
12/31/2020	16.55	0.22	0.05	(c)	0.27	(0.19)	(0.02)	(0.21)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$18.37	16.65	1.08	1.19	0.71	$219,318	52
16.79	14.63	1.08	1.20	0.68	231,522	102
15.16	(11.98)	1.08	1.21	1.03	173,600	62
20.11	27.31	1.08	1.17	0.78	315,166	76
16.61	1.77	1.08	1.19	1.48	302,203	130

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2024. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that

10

Notes to Financial Statements (continued)

prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

11

Notes to Financial Statements (continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

12

Notes to Financial Statements (continued)

A summary of inputs used in valuing the Fund’s investments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .64% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $31,232 of fund administration fees for the fiscal year ended December 31, 2024.

For the fiscal year ended December 31, 2024 and continuing through April 30, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses, such as acquired fund fees and expenses, if applicable) to an annual rate of 1.08%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net

13

Notes to Financial Statements (continued)

capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Fundamental Equity Portfolio	$5,393,603	$8,130,386	$–	$13,523,989

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Fundamental Equity Portfolio	$1,296,132	$6,588,201	$–	$7,884,333

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Series Fund-Fundamental Equity Portfolio	$4,282	$5,458,516	$(248,731)	$32,375,775	$(42,215)	$37,547,627

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Series Fund-Fundamental Equity Portfolio	$–	$(248,731)	$–

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain distributions, other financial instruments, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Fundamental Equity Portfolio	$187,310,044	$38,102,551	$(5,725,697)	$32,376,854

14

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

Purchases	Sales
$119,414,249	$165,720,013

There were no purchases or sales of U.S. Government securities during the fiscal year ended December 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund engaged in cross-trade sales of $225,196 which resulted in a net realized gain (loss) of $40,154.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,517,233	$–	$1,517,233
Total	$1,517,233	$–	$1,517,233

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,517,233	$–	$–	$(1,517,233)	$–
Total	$1,517,233	$–	$–	$(1,517,233)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

15

Notes to Financial Statements (continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

16

Notes to Financial Statements (continued)

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

17

Notes to Financial Statements (concluded)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	134,788	12,113,853
Reinvestment of distributions	745,123	473,041
Shares reacquired	(2,730,032)	(10,244,527)
Increase (decrease)	(1,850,121)	2,342,367

18

Report of Independent Registered Public Accounting Firm

To the shareholders of Fundamental Equity Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fundamental Equity Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

19

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio	SFFE-PORT-2 (02/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Growth and Income Portfolio

For the fiscal year ended December 31, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

20	Report of Independent Registered Public Accounting Firm (Item 7)

21	Changes in and Disagreements with Accountants (Item 8)

21	Proxy Disclosures (Item 9)

21	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.09%

COMMON STOCKS 100.09%

Aerospace & Defense 4.81%
Boeing Co.*	45,597	$8,070,669
Lockheed Martin Corp.	11,943	5,803,581
RTX Corp.	85,547	9,899,499
Total		23,773,749

Banks 7.13%
JPMorgan Chase & Co.	88,968	21,326,519
Wells Fargo & Co.	197,765	13,891,014
Total		35,217,533

Biotechnology 3.22%
AbbVie, Inc.	55,707	9,899,134
United Therapeutics Corp.*	17,043	6,013,452
Total		15,912,586

Building Products 3.25%
Allegion PLC (Ireland)(a)	71,877	9,392,887
Masco Corp.	91,611	6,648,210
Total		16,041,097

Capital Markets 8.42%
Ameriprise Financial, Inc.	9,212	4,904,745
Charles Schwab Corp.	159,412	11,798,082
KKR & Co., Inc.	57,402	8,490,330
Morgan Stanley	74,365	9,349,168
Nasdaq, Inc.	90,909	7,028,175
Total		41,570,500

Construction & Engineering 1.61%
EMCOR Group, Inc.	17,548	7,965,037

Construction Materials 1.77%
CRH PLC	94,486	8,741,845

Consumer Finance 1.80%
American Express Co.	30,030	8,912,604
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 3.38%
BJ’s Wholesale Club Holdings, Inc.*	103,078	$9,210,019
Target Corp.	55,539	7,507,762
Total		16,717,781

Electric: Utilities 3.80%
Entergy Corp.	102,814	7,795,357
FirstEnergy Corp.	143,943	5,726,053
NextEra Energy, Inc.	72,935	5,228,710
Total		18,750,120

Electronic Equipment, Instruments & Components 1.64%
TD SYNNEX Corp.	68,907	8,081,413

Energy Equipment & Services 1.17%
Schlumberger NV	150,994	5,789,110

Financial Services 3.23%
Fiserv, Inc.*	49,688	10,206,909
PayPal Holdings, Inc.*	67,110	5,727,838
Total		15,934,747

Health Care Equipment & Supplies 1.46%
Becton Dickinson & Co.	31,871	7,230,574

Health Care Providers & Services 5.47%
Labcorp Holdings, Inc.	42,613	9,772,013
McKesson Corp.	15,045	8,574,296
UnitedHealth Group, Inc.	17,146	8,673,476
Total		27,019,785

Industrial REITS 1.47%
Prologis, Inc.	68,642	7,255,459

Insurance 8.74%
Allstate Corp.	43,076	8,304,622
Aon PLC Class A	27,014	9,702,348
Arch Capital Group Ltd.	86,646	8,001,758
Arthur J Gallagher & Co.	31,582	8,964,551
RenaissanceRe Holdings Ltd.	32,954	8,199,285
Total		43,172,564

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Interactive Media & Services 3.21%
Alphabet, Inc. Class A	83,855	$15,873,752

Life Sciences Tools & Services 1.33%
Thermo Fisher Scientific, Inc.	12,608	6,559,060

Machinery 5.08%
AGCO Corp.	53,060	4,960,049
Cummins, Inc.	28,901	10,074,889
Parker-Hannifin Corp.	15,812	10,056,906
Total		25,091,844

Metals & Mining 1.31%
Steel Dynamics, Inc.	56,891	6,489,556

Oil, Gas & Consumable Fuels 5.96%
Diamondback Energy, Inc.	53,799	8,813,890
Expand Energy Corp.	104,124	10,365,544
Shell PLC ADR	163,323	10,232,186
Total		29,411,620

Pharmaceuticals 2.73%
Merck & Co., Inc.	72,863	7,248,411
Teva Pharmaceutical Industries Ltd. ADR*	282,475	6,225,749
Total		13,474,160

Real Estate Management & Development 2.02%
CBRE Group, Inc. Class A*	75,990	9,976,727

Semiconductors & Semiconductor Equipment 2.64%
KLA Corp.	6,687	4,213,612
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	44,575	8,803,117
Total		13,016,729

Software 3.40%
Adobe, Inc.*	15,502	6,893,429
Microsoft Corp.	23,505	9,907,358
Total		16,800,787
Investments	Shares	Fair Value
Specialty Retail 4.94%
AutoZone, Inc.*	2,490	$7,972,980
Best Buy Co., Inc.	87,084	7,471,807
Lowe’s Cos., Inc.	36,210	8,936,628
Total		24,381,415

Technology Hardware, Storage & Peripherals 1.52%
NetApp, Inc.	64,498	7,486,928

Textiles, Apparel & Luxury Goods 1.83%
Ralph Lauren Corp.	39,089	9,028,777

Trading Companies & Distributors 1.75%
AerCap Holdings NV (Ireland)(a)	90,477	8,658,649
Total Common Stocks (cost $354,346,310)		494,336,508

	Principal Amount

SHORT-TERM INVESTMENTS 0.61%

Repurchase Agreements 0.61%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $3,092,700 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $3,092,558; proceeds: $3,032,070 (cost $3,031,724)	$3,031,724	3,031,724
Total Investments in Securities 100.70% (cost $357,378,034)		497,368,232
Other Assets and Liabilities – Net (0.70)%		(3,463,226)
Net Assets 100.00%		$493,905,006

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$494,336,508	$–	$–	$494,336,508
Short-Term Investments
Repurchase Agreements	–	3,031,724	–	3,031,724
Total	$494,336,508	$3,031,724	$–	$497,368,232

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value (cost $357,378,034)	$497,368,232
Cash	8
Receivables:
Interest and dividends	453,643
Capital shares sold	5,938
Prepaid expenses	3,698
Total assets	497,831,519
LIABILITIES:
Payables:
Capital shares reacquired	2,483,421
Transfer agent fees	1,016,347
Management fee	214,865
Directors’ fees	119,779
Fund administration	17,189
Foreign currency overdraft (cost $3)	3
Accrued expenses	74,909
Total liabilities	3,926,513
NET ASSETS	$493,905,006
COMPOSITION OF NET ASSETS:
Paid-in capital	$344,838,042
Total distributable earnings (loss)	149,066,964
Net Assets	$493,905,006
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	12,372,217
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$39.92

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $62,880)	$9,110,952
Securities lending net income	4,180
Interest and other	83,472
Total investment income	9,198,604
Expenses:
Management fee	2,535,838
Non 12b-1 service fees	1,268,874
Shareholder servicing	506,331
Fund administration	202,867
Reports to shareholders	65,969
Professional	56,912
Directors’ fees	25,356
Custody	11,193
Other	64,770
Gross expenses	4,738,110
Fees waived and expenses reimbursed (See Note 3)	(11,193)
Net expenses	4,726,917
Net investment income	4,471,687
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	48,378,445
Net realized gain (loss) on foreign currency related transactions	(2,177)
Net change in unrealized appreciation/depreciation on investments	42,247,785
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(3,045)
Net realized and unrealized gain (loss)	90,621,008
Net Increase in Net Assets Resulting From Operations	$95,092,695

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$4,471,687	$4,588,147
Net realized gain (loss) on investments and foreign currency related transactions	48,376,268	6,045,688
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	42,244,740	48,597,772
Net increase in net assets resulting from operations	95,092,695	59,231,607
Distributions to shareholders:	(40,430,979)	(14,082,440)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	10,872,740	12,759,573
Reinvestment of distributions	40,430,979	14,082,440
Cost of shares reacquired	(103,705,845)	(66,604,615)
Net decrease in net assets resulting from capital share transactions	(52,402,126)	(39,762,602)
Net increase in net assets	2,259,590	5,386,565
NET ASSETS:
Beginning of year	$491,645,416	$486,258,851
End of year	$493,905,006	$491,645,416

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net invest- ment income	Net realized gain	Total distri- butions
12/31/2024	$36.06	$0.36	$7.02	$7.38	$(0.36)	$(3.16)	$(3.52)
12/31/2023	32.80	0.33	3.98	4.31	(0.33)	(0.72)	(1.05)
12/31/2022	40.04	0.48	(4.29)	(3.81)	(0.48)	(2.95)	(3.43)
12/31/2021	34.94	0.41	9.63	10.04	(0.44)	(4.50)	(4.94)
12/31/2020	34.57	0.53	0.39	0.92	(0.55)	-	(0.55)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$39.92	20.60	0.93	0.93	0.88	$493,905	30
36.06	13.19	0.92	0.93	0.96	491,645	28
32.80	(9.44)	0.93	0.94	1.31	486,259	36
40.04	29.02	0.92	0.93	1.03	610,598	66
34.94	2.70	0.94	0.94	1.70	552,858	67

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2024. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.

10

Notes to Financial Statements (continued)

Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax

11

Notes to Financial Statements (continued)

returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

12

Notes to Financial Statements (continued)

The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $11,193 of fund administration fees for the fiscal year ended December 31, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Growth & Income Portfolio	$7,701,958	$32,729,021	$–	$40,430,979

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Growth & Income Portfolio	$5,541,198	$8,541,242	$–	$14,082,440

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Series Fund–Growth & Income Portfolio	$–	$3,681	$10,202,561	$(800,964)	$139,781,465	$(119,779)	$149,066,964

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Series Fund–Growth & Income Portfolio	$–	$(800,964)	$–

14

Notes to Financial Statements (continued)

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain distributions, other financial instruments, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Growth & Income Portfolio	$357,584,454	$146,918,196	$(7,134,418)	$139,783,778

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

Purchases	Sales
$149,687,794	$234,213,746

There were no purchases or sales of U.S. Government securities during the fiscal year ended December 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund engaged in cross-trade sales of $498,299 which resulted in a net realized gain (loss) of $214,581.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,031,724	$–	$3,031,724
Total	$3,031,724	$–	$3,031,724

15

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,031,724	$–	$–	$(3,031,724)	$–
Total	$3,031,724	$–	$–	$(3,031,724)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

16

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2024 the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to

17

Notes to Financial Statements (continued)

the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

18

Notes to Financial Statements (concluded)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	271,354	379,505
Reinvestment of distributions	1,025,646	393,445
Shares reacquired	(2,557,372)	(1,963,239)
Decrease	(1,260,372)	(1,190,289)

19

Report of Independent Registered Public Accounting Firm

To the shareholders of Growth and Income Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Growth and Income Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

20

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	LASFGI-2 (02/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Growth Opportunities Portfolio

For the fiscal year ended December 31, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Report of Independent Registered Public Accounting Firm (Item 7)

20	Changes in and Disagreements with Accountants (Item 8)

20	Proxy Disclosures (Item 9)

20	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.20%

COMMON STOCKS 97.20%

Aerospace & Defense 4.62%
Axon Enterprise, Inc.*	3,403	$2,022,471
HEICO Corp.	3,312	787,395
Loar Holdings, Inc.*	7,709	569,772
TransDigm Group, Inc.	444	562,672
Total		3,942,310

Biotechnology 9.40%
Arcellx, Inc.*	12,389	950,112
Argenx SE ADR*	2,206	1,356,690
Blueprint Medicines Corp.*	8,780	765,792
Insmed, Inc.*	14,726	1,016,683
Krystal Biotech, Inc.*	4,749	743,978
Natera, Inc.*	15,622	2,472,963
REVOLUTION Medicines, Inc.*	16,381	716,505
Total		8,022,723

Broadline Retail 1.84%
Global-e Online Ltd. (Israel)*(a)	11,981	653,324
MercadoLibre, Inc. (Uruguay)*(a)	541	919,938
Total		1,573,262

Capital Markets 9.18%
ARES Management Corp. Class A	9,954	1,762,157
Coinbase Global, Inc. Class A*	2,756	684,315
Evercore, Inc. Class A	2,643	732,613
Jefferies Financial Group, Inc.	12,098	948,483
Piper Sandler Cos.	2,380	713,881
Raymond James Financial, Inc.	4,212	654,250
Robinhood Markets, Inc. Class A*	23,421	872,666
Tradeweb Markets, Inc. Class A	11,227	1,469,839
Total		7,838,204
Investments	Shares	Fair Value
Communications Equipment 1.06%
Arista Networks, Inc.*	8,187	$904,909

Construction & Engineering 4.97%
Comfort Systems USA, Inc.	3,425	1,452,405
EMCOR Group, Inc.	3,731	1,693,501
Quanta Services, Inc.	3,482	1,100,486
Total		4,246,392

Consumer Staples Distribution & Retail 1.19%
Maplebear, Inc.*	24,591	1,018,559

Diversified Consumer Services 1.15%
Duolingo, Inc.*	3,024	980,472

Electrical Equipment 2.31%
Vertiv Holdings Co. Class A	17,331	1,968,975

Electronic Equipment, Instruments & Components 0.51%
Fabrinet (Thailand)*(a)	1,975	434,263

Entertainment 5.16%
Liberty Media Corp.-Liberty Formula One Class A*	10,370	871,495
Sea Ltd. ADR*	11,954	1,268,319
Spotify Technology SA (Sweden)*(a)	5,069	2,267,769
Total		4,407,583

Financial Services 2.77%
Affirm Holdings, Inc.*	14,645	891,880
Toast, Inc. Class A*	40,339	1,470,357
Total		2,362,237

Food Products 0.73%
Freshpet, Inc.*	4,184	619,692

Ground Transportation 0.94%
Saia, Inc.*	1,753	798,895

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Health Care Equipment & Supplies 3.52%
Glaukos Corp.*	9,816	$1,471,811
Insulet Corp.*	3,471	906,174
PROCEPT BioRobotics Corp.*	7,847	631,840
Total		3,009,825

Hotels, Restaurants & Leisure 6.54%
Cava Group, Inc.*	13,314	1,501,819
DoorDash, Inc. Class A*	10,210	1,712,728
MakeMyTrip Ltd. (India)*(a)	7,527	845,132
Royal Caribbean Cruises Ltd.	6,605	1,523,707
Total		5,583,386

Information Technology Services 2.67%
Cloudflare, Inc. Class A*	8,745	941,662
Wix.com Ltd. (Israel)*(a)	6,220	1,334,501
Total		2,276,163

Interactive Media & Services 3.46%
Reddit, Inc. Class A*	18,066	2,952,707

Machinery 0.93%
Crane Co.	5,252	796,991

Media 2.52%
Trade Desk, Inc. Class A*	18,334	2,154,795

Pharmaceuticals 0.71%
Intra-Cellular Therapies, Inc.*	7,251	605,604

Professional Services 1.08%
Parsons Corp.*	9,996	922,131

Semiconductors & Semiconductor Equipment 1.89%
Astera Labs, Inc.*	12,176	1,612,711

Software 20.26%
Agilysys, Inc.*	4,815	634,184
AppLovin Corp. Class A*	7,862	2,545,951
CyberArk Software Ltd. (Israel)*(a)	7,526	2,507,287
Datadog, Inc. Class A*	8,087	1,155,551
DocuSign, Inc.*	7,015	630,929
Investments	Shares	Fair Value
Software (continued)
Fair Isaac Corp.*	605	$1,204,513
Gitlab, Inc. Class A*	7,317	412,313
Guidewire Software, Inc.*	6,983	1,177,194
HubSpot, Inc.*	2,137	1,488,997
Monday.com Ltd. (Israel)*(a)	1,889	444,746
Palantir Technologies, Inc. Class A*	44,368	3,355,552
Samsara, Inc. Class A*	14,326	625,903
Tyler Technologies, Inc.*	1,943	1,120,412
Total		17,303,532

Specialty Retail 1.83%
Carvana Co.*	7,685	1,562,822

Technology Hardware, Storage & Peripherals 1.07%
Pure Storage, Inc. Class A*	14,932	917,273

Textiles, Apparel & Luxury Goods 3.42%
Deckers Outdoor Corp.*	8,273	1,680,164
On Holding AG Class A (Switzerland)*(a)	22,647	1,240,376
Total		2,920,540

Trading Companies & Distributors 1.47%
FTAI Aviation Ltd.	8,717	1,255,597
Total Common Stocks (cost $61,252,621)		82,992,553

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.65%

Repurchase Agreements 0.65%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $565,200 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $565,215; proceeds: $554,079 (cost $554,016)	$554,016	$554,016
Total Investments in Securities 97.85% (cost $61,806,637)		83,546,569
Other Assets and Liabilities - Net 2.15%		1,837,360
Net Assets 100.00%		$85,383,929

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$82,992,553	$–	$–	$82,992,553
Short-Term Investments
Repurchase Agreements	–	554,016	–	554,016
Total	$82,992,553	$554,016	$–	$83,546,569

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value (cost $61,806,637)	$83,546,569
Receivables:
Investment securities sold	2,031,655
Capital shares sold	10,843
Interest and dividends	3,752
Prepaid expenses	289
Total assets	85,593,108
LIABILITIES:
Payables:
Transfer agent fees	76,634
Management fee	50,727
Capital shares reacquired	30,340
Directors’ fees	16,080
Fund administration	3,122
Accrued expenses	32,276
Total liabilities	209,179
NET ASSETS	$85,383,929
COMPOSITION OF NET ASSETS:
Paid-in capital	$67,545,685
Total distributable earnings (loss)	17,838,244
Net Assets	$85,383,929
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	7,325,630
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.66

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Dividends	$190,889
Securities lending net income	3,736
Interest and other	45,960
Total investment income	240,585
Expenses:
Management fee	551,719
Non 12b-1 service fees	212,309
Shareholder servicing	84,813
Professional	44,191
Fund administration	33,952
Custody	7,225
Reports to shareholders	5,620
Directors’ fees	4,274
Other	17,093
Gross expenses	961,196
Fees waived and expenses reimbursed (See Note 3)	(7,225)
Net expenses	953,971
Net investment loss	(713,386)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	8,961,546
Net change in unrealized appreciation/depreciation on investments	14,532,378
Net realized and unrealized gain (loss)	23,493,924
Net Increase in Net Assets Resulting From Operations	$22,780,538

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment loss	$(713,386)	$(487,462)
Net realized gain (loss) on investments and foreign currency related transactions	8,961,546	(1,923,791)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	14,532,378	6,212,117
Net increase in net assets resulting from operations	22,780,538	3,800,864
Capital share transactions (See Note 13):
Net proceeds from sales of shares	12,146,976	77,264,187
Cost of shares reacquired	(29,250,121)	(50,564,703)
Net increase (decrease) in net assets resulting from capital share transactions	(17,103,145)	26,699,484
Net increase in net assets	5,677,393	30,500,348
NET ASSETS:
Beginning of year	$79,706,536	$49,206,188
End of year	$85,383,929	$79,706,536

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
12/31/2024	$8.92	$(0.09)	$ 2.83	$ 2.74	$–	$ 11.66
12/31/2023	8.06	(0.07)	0.93	0.86	–	8.92
12/31/2022	13.69	(0.06)	(4.24)	(4.30)	(1.33)	8.06
12/31/2021	16.44	(0.14)	1.18	1.04	(3.79)	13.69
12/31/2020	13.02	(0.10)	5.24	5.14	(1.72)	16.44

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
30.61	1.12	1.13	(0.84)	$85,384	115
10.67	1.16	1.16	(0.80)	79,707	214
(32.53)	1.25	1.26	(0.61)	49,206	121
6.46	1.20	1.26	(0.85)	93,787	58
39.38	1.25	1.25	(0.72)	128,861	88

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2024. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord

10

Notes to Financial Statements (continued)

Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments.The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

11

Notes to Financial Statements (continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

12

Notes to Financial Statements (continued)

A summary of inputs used in valuing the Fund’s investments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .65% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $7,225 of fund administration fees for the fiscal year ended December 31, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the

13

Notes to Financial Statements (continued)

components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth Opportunities Portfolio	$–	$–	$–	$–

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth Opportunities Portfolio	$–	$–	$–	$–

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Series Fund-Growth Opportunities Portfolio	$–	$–	$(3,408,168)	$21,262,493	$(16,081)	$17,838,244

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Growth Opportunities Portfolio	$(3,408,168)	$–	$(3,408,168)

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Growth Opportunities Portfolio	$62,284,076	$22,269,566	$(1,007,073)	$21,262,493

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Series Fund-Growth Opportunities Portfolio	$498,586	$(498,586)

14

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

Purchases	Sales
$95,944,256	$115,094,366

There were no purchases or sales of U.S. Government securities during the fiscal year ended December 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund engaged in cross-trades purchases of $175,673.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$554,016	$–	$554,016
Total	$554,016	$–	$554,016

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$554,016	$–	$–	$(554,016)	$–
Total	$554,016	$–	$–	$(554,016)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

15

Notes to Financial Statements (continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

16

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

17

Notes to Financial Statements (concluded)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	1,263,507	8,917,145
Reinvestment of distributions	–	–
Shares reacquired	(2,870,099)	(6,091,688)
Increase (decrease)	(1,606,592)	2,825,457

18

Report of Independent Registered Public Accounting Firm

To the shareholders of Growth Opportunities Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Growth Opportunities Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

19

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Growth Opportunities Portfolio	LASFGO-2 (02/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Mid Cap Stock Portfolio

For the fiscal year ended December 31, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

20	Report of Independent Registered Public Accounting Firm (Item 7)

21	Changes in and Disagreements with Accountants (Item 8)

21	Proxy Disclosures (Item 9)

21	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.04%

COMMON STOCKS 99.04%

Banks 1.66%
East West Bancorp, Inc.	43,540	$4,169,391

Biotechnology 1.63%
United Therapeutics Corp.*	11,669	4,117,290

Building Products 4.44%
Allegion PLC (Ireland)(a)	39,796	5,200,541
Builders FirstSource, Inc.*	18,161	2,595,752
Masco Corp.	46,537	3,377,190
Total		11,173,483

Capital Markets 5.18%
Moelis & Co. Class A	53,705	3,967,725
Nasdaq, Inc.	47,526	3,674,235
TPG, Inc.	86,183	5,415,740
Total		13,057,700

Chemicals 2.73%
Avient Corp.	82,700	3,379,122
HB Fuller Co.	52,019	3,510,242
Total		6,889,364

Construction & Engineering 1.46%
EMCOR Group, Inc.	8,102	3,677,498

Construction Materials 1.63%
CRH PLC	44,297	4,098,359

Consumer Staples Distribution & Retail 3.58%
BJ’s Wholesale Club Holdings, Inc.*	56,617	5,058,729
Target Corp.	29,307	3,961,720
Total		9,020,449

Electric: Utilities 5.59%
Entergy Corp.	79,070	5,995,087
FirstEnergy Corp.	110,045	4,377,590
Portland General Electric Co.	85,093	3,711,757
Total		14,084,434
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 7.68%
Belden, Inc.	44,526	$5,014,073
Crane NXT Co.	51,097	2,974,867
Keysight Technologies, Inc.*	25,421	4,083,375
Littelfuse, Inc.	12,580	2,964,477
TD SYNNEX Corp.	36,702	4,304,411
Total		19,341,203

Energy Equipment & Services 0.82%
Liberty Energy, Inc.	103,809	2,064,761

Ground Transportation 2.61%
Landstar System, Inc.	18,760	3,224,094
Saia, Inc.*	7,351	3,350,071
Total		6,574,165

Health Care Equipment & Supplies 3.11%
Globus Medical, Inc. Class A*	47,429	3,922,852
Integra LifeSciences Holdings Corp.*	172,479	3,911,824
Total		7,834,676

Health Care Providers & Services 4.06%
Cencora, Inc.	20,867	4,688,397
Labcorp Holdings, Inc.	24,115	5,530,052
Total		10,218,449

Insurance 13.61%
Allstate Corp.	14,402	2,776,562
American Financial Group, Inc.	26,893	3,682,458
Aon PLC Class A	12,204	4,383,189
Arch Capital Group Ltd.	56,887	5,253,514
Arthur J Gallagher & Co.	16,256	4,614,266
Kemper Corp.	77,971	5,180,393
RenaissanceRe Holdings Ltd.	17,061	4,244,947
White Mountains Insurance Group Ltd.	2,131	4,144,923
Total		34,280,252

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Leisure Products 1.27%
Brunswick Corp.	49,566	$3,205,929

Life Sciences Tools & Services 2.31%
Agilent Technologies, Inc.	25,004	3,359,037
Azenta, Inc.*	49,313	2,465,650
Total		5,824,687

Machinery 5.06%
AGCO Corp.	27,420	2,563,222
Cummins, Inc.	16,836	5,869,029
Parker-Hannifin Corp.	6,796	4,322,460
Total		12,754,711

Metals & Mining 1.47%
Steel Dynamics, Inc.	32,443	3,700,773

Multi-Utilities 1.60%
CMS Energy Corp.	60,320	4,020,328

Oil, Gas & Consumable Fuels 4.19%
Expand Energy Corp.	53,243	5,300,341
Permian Resources Corp.	365,556	5,256,695
Total		10,557,036

Pharmaceuticals 1.41%
Teva Pharmaceutical Industries Ltd. ADR*	161,009	3,548,638

Professional Services 4.60%
CACI International, Inc. Class A*	9,817	3,966,657
Genpact Ltd.	91,648	3,936,282
Paylocity Holding Corp.*	18,464	3,683,014
Total		11,585,953

Real Estate Management & Development 2.28%
CBRE Group, Inc. Class A*	43,840	5,755,754

Residential REITS 0.84%
American Homes 4 Rent Class A	56,881	2,128,487

Retail REITS 1.50%
Kimco Realty Corp.	161,649	3,787,436
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 2.11%
Silicon Motion Technology Corp. ADR	98,367	$5,316,736

Specialty Retail 3.34%
AutoZone, Inc.*	1,254	4,015,308
Best Buy Co., Inc.	51,401	4,410,206
Total		8,425,514

Technology Hardware, Storage & Peripherals 1.64%
NetApp, Inc.	35,556	4,127,341

Textiles, Apparel & Luxury Goods 1.87%
Ralph Lauren Corp.	20,431	4,719,152

Trading Companies & Distributors 3.76%
AerCap Holdings NV (Ireland)(a)	47,153	4,512,542
Core & Main, Inc. Class A*	72,615	3,696,830
MRC Global, Inc.*	98,211	1,255,136
Total		9,464,508
Total Common Stocks (cost $205,526,186)		249,524,457

	Principal Amount

SHORT-TERM INVESTMENTS 1.19%

REPURCHASE AGREEMENTS 1.19%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $3,049,200 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $3,048,965; proceeds: $2,989,516 (cost $2,989,176)	$2,989,176	2,989,176
Total Investments in Securities 100.23% (cost $208,515,362)		252,513,633
Other Assets and Liabilities - Net (0.23)%		(579,918)
Net Assets 100.00%		$251,933,715

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2024

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$249,524,457	$–	$–	$249,524,457
Short-Term Investments
Repurchase Agreements	–	2,989,176	–	2,989,176
Total	$249,524,457	$2,989,176	$–	$252,513,633

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value (cost $208,515,362)	$252,513,633
Cash	4
Foreign cash, at value (cost $2)	2
Receivables:
Interest and dividends	208,733
Capital shares sold	109,886
Prepaid expenses	884
Total assets	252,833,142
LIABILITIES:
Payables:
Transfer agent fees	534,784
Management fee	159,306
Investment securities purchased	64,520
Directors’ fees	59,233
Capital shares reacquired	13,819
Fund administration	8,761
Accrued expenses	59,004
Total liabilities	899,427
NET ASSETS	$251,933,715
COMPOSITION OF NET ASSETS:
Paid-in capital	$198,561,294
Total distributable earnings (loss)	53,372,421
Net Assets	$251,933,715
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	9,523,610
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$26.45

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $17,537)	$4,477,324
Securities lending net income	4,413
Interest and other	64,201
Total investment income	4,545,938
Expenses:
Management fee	1,870,595
Non 12b-1 service fees	643,055
Shareholder servicing	179,487
Fund administration	102,806
Professional	51,353
Reports to shareholders	25,396
Directors’ fees	12,934
Custody	9,138
Other	33,929
Gross expenses	2,928,693
Fees waived and expenses reimbursed (See Note 3)	(9,138)
Net expenses	2,919,555
Net investment income	1,626,383
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	34,215,842
Net realized gain (loss) on foreign currency related transactions	(895)
Net change in unrealized appreciation/depreciation on investments	(184,952)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(2,598)
Net realized and unrealized gain (loss)	34,027,397
Net Increase in Net Assets Resulting From Operations	$35,653,780

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$1,626,383	$1,520,793
Net realized gain (loss) on investments and foreign currency related transactions	34,214,947	5,813,108
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(187,550)	26,120,984
Net increase in net assets resulting from operations	35,653,780	33,454,885
Distributions to shareholders:	(26,992,776)	(7,861,864)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	8,085,418	16,388,122
Reinvestment of distributions	26,992,776	7,861,864
Cost of shares reacquired	(39,057,562)	(35,526,082)
Net decrease in net assets resulting from capital share transactions	(3,979,368)	(11,276,096)
Net increase in net assets	4,681,636	14,316,925
NET ASSETS:
Beginning of year	$247,252,079	$232,935,154
End of year	$251,933,715	$247,252,079

6	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
12/31/2024	$25.79	$0.18	$3.63	$3.81	$(0.13)	$(3.02)	$(3.15)
12/31/2023	23.09	0.16	3.38	3.54	(0.12)	(0.72)	(0.84)
12/31/2022	28.02	0.24	(3.39)	(3.15)	(0.21)	(1.57)	(1.78)
12/31/2021	24.09	0.17	6.67	6.84	(0.17)	(2.74)	(2.91)
12/31/2020	23.74	0.23	0.36	0.59	(0.24)	–	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$26.45	14.90	1.14	1.14	0.63	$251,934	52
25.79	15.42	1.15	1.15	0.65	247,252	44
23.09	(11.21)	1.15	1.16	0.94	232,935	36
28.02	28.70	1.13	1.14	0.59	294,089	60
24.09	2.50	1.17	1.18	1.11	254,286	67

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2024. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.

Notes to Financial Statements (continued)

Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31,

Notes to Financial Statements (continued)

2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy

Notes to Financial Statements (continued)

is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $9,138 of fund administration fees for the fiscal year ended December 31, 2024.

Notes to Financial Statements (continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Mid Cap Stock Portfolio	$1,965,894	$25,026,882	$–	$26,992,776

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Mid Cap Stock Portfolio	$1,094,054	$6,767,810	$–	$7,861,864

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Series Fund–Mid Cap Stock Portfolio	$136,285	$8,964,661	$–	$44,330,708	$(59,233)	$53,372,421

Notes to Financial Statements (continued)

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Mid Cap Stock Portfolio	$208,180,079	$49,515,979	$(5,182,425)	$44,333,554

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

Purchases	Sales
$134,008,042	$162,477,044

There were no purchases or sales of U.S. Government securities during the fiscal year ended December 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund engaged in cross-trade sales of $58,466 which resulted in a net realized gain (loss) of $27,389.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,989,176	$–	$2,989,176
Total	$2,989,176	$–	$2,989,176

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,989,176	$–	$–	$(2,989,176)	$–
Total	$2,989,176	$–	$–	$(2,989,176)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value

Notes to Financial Statements (continued)

investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Notes to Financial Statements (concluded)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	289,518	677,785
Reinvestment of distributions	1,027,220	308,333
Shares reacquired	(1,379,603)	(1,489,578)
Decrease	(62,865)	(503,460)

Report of Independent Registered Public Accounting Firm

To the shareholders of Mid Cap Stock Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mid Cap Stock Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) for individual shareholders:

Fund Name	DRD
Series Fund-Mid Cap Stock Portfolio	100%
Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:
Fund Name	Long-Term Capital Gains
Series Fund-Mid Cap Stock Portfolio	$25,026,882

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Mid Cap Stock Portfolio	LASFMCV-2 (02/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Short Duration Income Portfolio

For the fiscal year ended December 31, 2024

1	Schedule of Investments (Item 7)

40	Statement of Assets and Liabilities (Item 7)

41	Statement of Operations (Item 7)

42	Statements of Changes in Net Assets (Item 7)

44	Financial Highlights (Item 7)

46	Notes to Financial Statements (Item 7)

62	Report of Independent Registered Public Accounting Firm (Item 7)

63	Changes in and Disagreements with Accountants (Item 8)

63	Proxy Disclosures (Item 9)

63	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.03%

ASSET-BACKED SECURITIES 23.72%

Automobiles 11.75%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%		5/15/2028	$300,000	$302,971
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%		10/19/2026	34,698	34,740
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	170,000	171,273
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	100,000	101,866
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%		4/19/2027	132,296	132,937
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	260,000	263,990
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%		2/18/2028	200,316	201,194
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	260,000	253,876
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	5.669% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	178,056	178,562
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	385,000	386,176
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	300,000	302,652
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	130,000	132,154
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	70,000	71,398
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	8,949	8,703
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%		2/10/2027	125,754	125,225
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	120,000	119,961
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	165,000	166,875
Chase Auto Owner Trust Series 2024-4A Class A3†	4.94%		7/25/2029	175,000	176,018
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	324,535	328,199
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	605,000	611,794

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	$46,556	$46,685
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	173,050	173,960
Enterprise Fleet Financing LLC Series 2024-4 Class A2†	4.69%	7/20/2027	165,000	165,271
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	49,599	49,861
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	246,684	247,656
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	270,000	270,340
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	310,000	312,254
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	310,000	312,195
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	240,000	235,867
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	680,000	683,701
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	255,000	239,552
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	185,000	187,340
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	455,000	459,904
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	191,602	193,826
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	233,491	233,810
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3†	5.80%	12/15/2026	460,000	464,150
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	145,000	145,800
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	165,000	166,996
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	265,000	267,988
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	135,000	135,082
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	130,000	129,467

2	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	$320,000	$322,884
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	310,000	314,002
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3	4.23%	2/15/2028	225,000	224,097
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	375,000	378,814
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	380,000	385,356
Octane Receivables Trust Series 2022-1A Class A2†	4.18%	3/20/2028	18,657	18,635
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	46,092	46,123
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	115,299	116,603
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	440,000	440,902
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	66,017	65,055
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%	4/15/2026	38,958	38,937
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	325,000	325,838
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	215,000	215,867
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	125,000	127,144
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	64,904	65,026
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	835,000	838,858
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	225,000	227,199
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	110,000	111,509
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	80,000	80,464
SBNA Auto Lease Trust Series 2024-B Class A3†	5.56%	11/22/2027	195,000	197,504
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	190,000	191,770
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	100,000	100,432
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	275,000	277,889

See Notes to Financial Statements.	3

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%		6/20/2030	$120,000	$119,904
Toyota Lease Owner Trust Series 2024-B Class A3†	4.21%		9/20/2027	105,000	104,454
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%		9/15/2027	80,000	79,983
Westlake Automobile Receivables Trust Series 2023-2A Class B†	6.14%		3/15/2028	150,000	151,336
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%		10/15/2026	161,495	161,813
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%		11/15/2027	310,000	312,653
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%		4/15/2030	140,000	141,682
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%		4/17/2028	95,000	95,017
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	210,000	211,740
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%		9/19/2039	250,000	249,892
Total					15,931,651

Credit Card 1.09%
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	135,000	135,714
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	690,000	694,848
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	185,000	187,657
WF Card Issuance Trust Series 2024-A2 Class A	4.29%		10/15/2029	95,000	94,435
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	125,000	124,779
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	240,000	244,122
Total					1,481,555

Other 10.73%
ACREC Ltd. Series 2021-FL1 Class A†	5.64% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	189,510	189,609
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	5.896% (1 mo. USD Term SOFR + 1.51%	)#	1/15/2037	180,490	179,926
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	225,000	228,207

4	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	$180,000	$182,565
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	215,000	216,635
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	100,000	100,768
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.068% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	450,000	451,010
Annisa CLO Ltd. Series 2016-2A Class BRR†	6.117% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2031	390,000	391,307
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	5.939% (3 mo. USD Term SOFR + 1.32%	)#	4/20/2031	101,843	102,033
Apidos CLO XXX Ltd. Series XXXA Class BR†	6.482% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2031	270,000	271,236
Apidos Loan Fund Ltd. Series 2024-1A Class A1†	5.896% (3 mo. USD Term SOFR + 1.27%	)#	4/25/2035	250,000	250,450
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	78,085	71,598
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.048% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	166,172	166,297
ARES L CLO Ltd. Series 2018-50A Class AR†	5.968% (3 mo. USD Term SOFR + 1.31%	)#	1/15/2032	157,660	157,950
Bain Capital Credit CLO Ltd. Series 2019-1A Class AR2†	5.847% (3 mo. USD Term SOFR + 1.23%	)#	4/19/2034	450,000	450,768
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR2†	5.778% (3 mo. USD Term SOFR + 1.13%	)#	10/17/2032	249,429	250,004
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.921% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	250,000	250,814
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	5.967% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	250,000	250,602
Betony CLO 2 Ltd. Series 2018-1A Class A1†	5.931% (3 mo. USD Term SOFR + 1.34%	)#	4/30/2031	234,263	234,768

See Notes to Financial Statements.	5

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.832% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	$85,582	$85,796
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	5.628% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	400,000	400,008
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	5.859% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2031	279,223	279,720
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	5.959% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	213,308	213,595
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.574% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	250,000	250,005
Clover CLO LLC Series 2021-3A Class AR†(a)	–	(b)	1/25/2035	250,000	250,000
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	63,775	63,852
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.811% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	310,000	310,757
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.687% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	680,000	680,001
Dryden 47 Senior Loan Fund Series 2017-47A Class A1R†	5.898% (3 mo. USD Term SOFR + 1.24%	)#	4/15/2028	25,385	25,402
Galaxy XXII CLO Ltd. Series 2016-22A Class ARRR†	5.887% (3 mo. USD Term SOFR + 1.24%	)#	4/16/2034	570,000	571,726
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.532% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	111,563	111,458
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.512% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	79,767	79,942
KKR CLO 15 Ltd. Series 15 Class BR2†	6.182% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	260,000	260,490
KKR CLO 23 Ltd. Series 23 Class BR†	6.167% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	400,000	401,208
KKR CLO 24 Ltd. Series 24 Class A1R†	5.959% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	212,455	212,913

6	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 27 Ltd. Series 27A Class A1R2†	5.524% (3 mo. USD Term SOFR + 1.11%	)#	1/15/2035	$250,000	$250,000
KKR CLO 40 Ltd. Series 40A Class AR†	5.917% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	340,000	340,722
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	242,119
LFT CRE Ltd. Series 2021-FL1 Class B†	6.262% (1 mo. USD Term SOFR + 1.86%	)#	6/15/2039	200,000	200,722
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.148% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	227,262	228,867
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	100,000	99,701
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.897% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	390,000	392,522
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	295,000	280,984
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	285,760
MF1 LLC Series 2022-FL9 Class A†	6.516% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	99,132	99,288
MF1 Ltd. Series 2021-FL7 Class A†	5.57% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	85,988	85,801
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	5.906% (3 mo. USD Term SOFR + 1.28%	)#	10/23/2036	300,000	300,867
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.979% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	93,862	94,047
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.037% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	250,000	250,753
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	5.868% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	8,003	8,008
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	5.888% (3 mo. USD Term SOFR + 1.26%	)#	1/25/2031	75,525	75,637
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	5.778% (3 mo. USD Term SOFR + 1.26%	)#	2/14/2031	325,950	326,916

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	5.927% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	$152,567	$152,850
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	131,255
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	245,000	246,790
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	220,000	223,243
Romark CLO Ltd. Series 2017-1A Class A1R†	5.918% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	102,099	102,295
RR 8 Ltd. Series 2020-8A Class A1R†	6.006% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	275,000	276,158
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	310,457	308,658
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	100,000	101,732
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	5.926% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	129,563	129,839
T-Mobile U.S. Trust Series 2024-2A Class A†	4.25%		5/21/2029	105,000	104,335
Valley Stream Park CLO Ltd. Series 2022-1A Class ARR†	5.75% (3 mo. USD Term SOFR + 1.19%	)#	1/20/2037	320,000	320,005
Wind River CLO Ltd. Series 2022-1A Class AR†	5.967% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	300,000	301,910
Total					14,555,204

Student Loan 0.15%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	99,651	88,933
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	80,032	71,866
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	49,434	45,766
Total					206,565
Total Asset-Backed Securities (cost $32,062,915)					32,174,975

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 0.09%

Commercial Services 0.09%
Block, Inc. (cost $123,999)	Zero Coupon	5/1/2026	$133,000	$123,856

CORPORATE BONDS 58.34%

Aerospace/Defense 1.99%
BAE Systems PLC (United Kingdom)†(c)	5.00%	3/26/2027	200,000	200,929
Boeing Co.	2.196%	2/4/2026	158,000	153,317
Boeing Co.	2.25%	6/15/2026	105,000	100,944
Boeing Co.	2.70%	2/1/2027	85,000	81,081
Boeing Co.	3.20%	3/1/2029	105,000	96,817
Boeing Co.	6.259%	5/1/2027	207,000	211,981
Boeing Co.	6.298%	5/1/2029	183,000	189,784
Bombardier, Inc. (Canada)†(c)	7.125%	6/15/2026	46,000	46,372
Bombardier, Inc. (Canada)†(c)	7.875%	4/15/2027	40,000	40,086
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(c)	7.375%	8/15/2026	200,000	200,750
HEICO Corp.	5.25%	8/1/2028	60,000	60,595
Hexcel Corp.	4.95%	8/15/2025	306,000	305,135
Rolls-Royce PLC (United Kingdom)†(c)	5.75%	10/15/2027	359,000	364,844
TransDigm, Inc.	5.50%	11/15/2027	73,000	71,792
TransDigm, Inc.†	6.75%	8/15/2028	266,000	268,653
Triumph Group, Inc.†	9.00%	3/15/2028	297,000	309,617
Total				2,702,697

Agriculture 1.17%
BAT International Finance PLC (United Kingdom)(c)	5.931%	2/2/2029	109,000	112,268
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%	2/1/2030	200,000	202,211
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	400,000	410,790
Reynolds American, Inc.	4.45%	6/12/2025	76,000	75,805
Turning Point Brands, Inc.†	5.625%	2/15/2026	200,000	199,154
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	411,000	393,867
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	200,000	198,366
Total				1,592,461

Airlines 0.16%
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	18,727	18,482
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	148,015	149,055

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Airlines (continued)
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	$54,592	$55,803
Total				223,340

Apparel 0.06%
PVH Corp.	4.625%	7/10/2025	38,000	37,830
Tapestry, Inc.	5.10%	3/11/2030	40,000	39,577
Total				77,407

Auto Manufacturers 2.85%
Ford Motor Credit Co. LLC	2.30%	2/10/2025	200,000	199,345
Ford Motor Credit Co. LLC	3.375%	11/13/2025	400,000	393,903
Ford Motor Credit Co. LLC	4.134%	8/4/2025	200,000	198,818
Ford Motor Credit Co. LLC	5.125%	6/16/2025	200,000	199,931
Ford Motor Credit Co. LLC	5.303%	9/6/2029	204,000	200,038
Ford Motor Credit Co. LLC	5.80%	3/8/2029	237,000	237,198
Ford Motor Credit Co. LLC	5.85%	5/17/2027	200,000	202,199
General Motors Financial Co., Inc.	2.75%	6/20/2025	134,000	132,713
General Motors Financial Co., Inc.	4.35%	1/17/2027	62,000	61,318
General Motors Financial Co., Inc.	4.90%	10/6/2029	128,000	126,158
General Motors Financial Co., Inc.	5.35%	7/15/2027	85,000	85,866
General Motors Financial Co., Inc.	5.40%	4/6/2026	73,000	73,451
General Motors Financial Co., Inc.	5.40%	5/8/2027	13,000	13,139
General Motors Financial Co., Inc.	5.55%	7/15/2029	93,000	94,064
Hyundai Capital America†	1.50%	6/15/2026	91,000	86,687
Hyundai Capital America†	2.00%	6/15/2028	121,000	108,914
Hyundai Capital America†	5.65%	6/26/2026	121,000	122,238
Hyundai Capital America†	6.10%	9/21/2028	128,000	131,729
Hyundai Capital America†	6.50%	1/16/2029	151,000	157,674
Jaguar Land Rover Automotive PLC (United Kingdom)†(c)	7.75%	10/15/2025	200,000	200,081
Nissan Motor Acceptance Co. LLC†	6.95%	9/15/2026	229,000	234,352
Volkswagen Group of America Finance LLC†	4.90%	8/14/2026	200,000	199,352
Volkswagen Group of America Finance LLC†	5.40%	3/20/2026	200,000	200,790
Volkswagen Group of America Finance LLC†	5.70%	9/12/2026	200,000	201,885
Total				3,861,843

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.61%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	$118,000	$118,401
ZF North America Capital, Inc.†	4.75%		4/29/2025	406,000	404,375
ZF North America Capital, Inc.†	6.875%		4/14/2028	300,000	299,399
Total					822,175

Banks 13.50%
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	200,000	204,484
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	400,000	418,215
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	200,000	198,599
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	237,000	233,176
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	74,000	70,569
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	600,000	570,912
Bank of Ireland Group PLC (Ireland)†(c)	5.601% (SOFR + 1.62%	)#	3/20/2030	200,000	201,987
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	400,000	403,402
Barclays PLC (United Kingdom)(c)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	200,000	190,277
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	200,000	204,881
Barclays PLC (United Kingdom)(c)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	200,000	212,041
BBVA Bancomer SA†	5.25%		9/10/2029	200,000	196,474
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%	)#	9/30/2028	200,000	183,430
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	229,000	226,085
BNP Paribas SA (France)†(c)	2.591% (SOFR + 1.23%	)#	1/20/2028	214,000	203,451
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	200,000	199,984
BNP Paribas SA (France)†(c)	5.497% (SOFR + 1.59%	)#	5/20/2030	400,000	400,677
BPCE SA (France)†(c)	4.50%		3/15/2025	200,000	199,650
BPCE SA (France)†(c)	4.875%		4/1/2026	200,000	199,393

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%	)#	1/18/2027	$250,000	$251,980
CaixaBank SA (Spain)†(c)	5.673% (SOFR + 1.78%	)#	3/15/2030	200,000	202,027
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	743,000	739,511
Citigroup, Inc.	3.875%		3/26/2025	59,000	58,850
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	231,000	230,890
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	250,000	247,706
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	79,000	80,189
Credit Agricole SA (France)†(c)	4.375%		3/17/2025	435,000	434,120
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	200,000	195,422
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	200,000	197,146
Danske Bank AS (Denmark)†(c)	4.613% (1 yr. CMT + 1.10%	)#	10/2/2030	200,000	194,159
Danske Bank AS (Denmark)†(c)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	200,000	201,791
Danske Bank AS (Denmark)†(c)	5.705% (1 yr. CMT + 1.40%	)#	3/1/2030	200,000	202,948
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	200,000	200,044
Deutsche Bank AG (Germany)(c)	4.50%		4/1/2025	496,000	495,322
Discover Bank	4.25%		3/13/2026	250,000	248,081
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.25%		4/26/2029	200,000	201,039
First Citizens BancShares, Inc.	3.375% (3 mo. USD Term SOFR + 2.47%	)#	3/15/2030	43,000	42,750
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	242,000	229,703
HSBC Holdings PLC (United Kingdom)(c)	2.999% (SOFR + 1.43%	)#	3/10/2026	200,000	199,229
HSBC Holdings PLC (United Kingdom)(c)	5.597% (SOFR + 1.06%	)#	5/17/2028	200,000	202,194
HSBC Holdings PLC (United Kingdom)(c)	5.887% (SOFR + 1.57%	)#	8/14/2027	200,000	202,964
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	63,000	62,367

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
ING Groep NV (Netherlands)(c)	6.083% (SOFR + 1.56%	)#	9/11/2027	$252,000	$256,977
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	69,000	68,989
KeyBank NA	4.70%		1/26/2026	250,000	249,666
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	200,000	199,167
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	200,000	203,011
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	94,000	93,019
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%	)#	1/12/2027	65,000	62,661
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD LIBOR + 1.37%	)#	11/28/2028	28,000	27,039
Macquarie Group Ltd. (Australia)†(c)	5.108% (SOFR + 2.21%	)#	8/9/2026	180,000	180,073
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	524,000	522,817
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	30,000	29,975
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	75,000	74,764
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	76,000	76,224
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	106,000	107,214
National Bank of Canada (Canada)(c)	4.50%		10/10/2029	250,000	243,232
NatWest Group PLC (United Kingdom)(c)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	200,000	197,078
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	200,000	202,012
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	68,000	64,505
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%	)#	9/9/2026	40,000	40,226
Santander U.K. Group Holdings PLC (United Kingdom)(c)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	189,618
Santander U.K. Group Holdings PLC (United Kingdom)†(c)	4.75%		9/15/2025	200,000	199,320
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%	)#	1/10/2029	200,000	206,183

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Societe Generale SA (France)†(c)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026	$200,000	$193,067
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	200,000	199,659
Societe Generale SA (France)†(c)	5.25%		2/19/2027	222,000	222,174
Standard Chartered PLC (United Kingdom)(c)	3.516% (5 yr. CMT + 1.85%	)#	2/12/2030	200,000	199,496
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	200,000	202,636
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	200,000	203,408
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	5.80%		7/13/2028	200,000	205,426
Swedbank AB (Sweden)†(c)	5.502% (SOFR + 1.03%	)#	11/20/2029	200,000	200,734
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	200,000	204,374
Truist Financial Corp.	1.267% (SOFR + 0.61%	)#	3/2/2027	90,000	86,339
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	55,000	54,729
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	69,000	69,634
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	71,000	72,183
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	78,000	77,371
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	112,000	110,891
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	126,000	125,881
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	53,000	53,453
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	123,000	125,800
UBS Group AG (Switzerland)†(c)	1.305% (SOFR + 0.98%	)#	2/2/2027	250,000	240,342
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	200,000	189,310
UBS Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%	)#	6/5/2026	250,000	247,066
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	400,000	399,148

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	$200,000	$201,346
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	84,000	83,252
Wells Fargo & Co.	4.54% (SOFR + 1.56%	)#	8/15/2026	161,000	160,718
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	169,000	168,430
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	177,000	177,554
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	195,000	198,034
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	99,000	103,056
Total					18,307,400

Beverages 0.16%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	139,916
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	70,000	71,005
Total					210,921

Biotechnology 0.18%
Illumina, Inc.	4.65%		9/9/2026	82,000	81,746
Illumina, Inc.	5.75%		12/13/2027	154,000	158,060
Total					239,806

Chemicals 0.86%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	439,000	445,688
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	200,000	194,492
Kraton Corp.†	5.00%		7/15/2027	200,000	200,861
Olin Corp.	5.125%		9/15/2027	325,000	318,350
Total					1,159,391

Commercial Services 0.91%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	6.125%		10/15/2026	268,000	268,273
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%		7/15/2027	155,000	156,233
Ashtead Capital, Inc.†	4.375%		8/15/2027	200,000	196,644
Block, Inc.	2.75%		6/1/2026	82,000	79,078
Element Fleet Management Corp. (Canada)†(c)	5.643%		3/13/2027	85,000	86,245
Global Payments, Inc.	2.65%		2/15/2025	36,000	35,889

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
GXO Logistics, Inc.	6.25%	5/6/2029	$215,000	$220,282
Quanta Services, Inc.	4.75%	8/9/2027	51,000	50,952
Triton Container International Ltd.†	2.05%	4/15/2026	46,000	44,101
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	97,000	96,705
Total				1,234,402

Computers 0.30%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	130,000	123,355
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	149,000	135,553
Gartner, Inc.†	4.50%	7/1/2028	157,000	153,103
Total				412,011

Distribution/Wholesale 0.13%
Ritchie Bros Holdings, Inc.†	6.75%	3/15/2028	175,000	179,137

Diversified Financial Services 3.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.625%	9/10/2029	150,000	146,792
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.45%	4/15/2027	156,000	160,888
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	235,000	243,883
Aircastle Ltd.†	5.25%	8/11/2025	113,000	113,068
Ally Financial, Inc.	5.75%	11/20/2025	103,000	103,579
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	250,000	250,459
Aviation Capital Group LLC†	1.95%	1/30/2026	132,000	127,874
Aviation Capital Group LLC†	3.50%	11/1/2027	119,000	113,839
Aviation Capital Group LLC†	5.375%	7/15/2029	65,000	65,079
Aviation Capital Group LLC†	6.25%	4/15/2028	174,000	179,627
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026	249,000	240,960
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%	2/21/2028	110,000	102,065
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.25%	2/15/2027	68,000	65,398
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026	116,000	114,676
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.95%	1/15/2028	80,000	79,305
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%	3/1/2029	81,000	81,904
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%	11/15/2029	87,000	88,109
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%	5/4/2028	33,000	33,932
Bread Financial Holdings, Inc.†	7.00%	1/15/2026	25,000	25,053
Castlelake Aviation Finance DAC (Ireland)†(c)	5.00%	4/15/2027	56,000	56,468
GGAM Finance Ltd. (Ireland)†(c)	7.75%	5/15/2026	35,000	35,596
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	200,000	200,381

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
LPL Holdings, Inc.†	4.00%		3/15/2029	$169,000	$160,313
LPL Holdings, Inc.†	4.625%		11/15/2027	189,000	186,128
LPL Holdings, Inc.	5.70%		5/20/2027	47,000	47,578
LPL Holdings, Inc.	6.75%		11/17/2028	150,000	157,604
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%		3/17/2030	34,000	33,318
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	8.125%		3/30/2029	186,000	197,329
Nationstar Mortgage Holdings, Inc.†	5.00%		2/1/2026	83,000	82,428
Navient Corp.	5.00%		3/15/2027	28,000	27,465
Navient Corp.	6.75%		6/25/2025	137,000	137,233
Nuveen LLC†	5.55%		1/15/2030	59,000	60,200
Osaic Holdings, Inc.†	10.75%		8/1/2027	103,000	106,886
PennyMac Financial Services, Inc.†	5.375%		10/15/2025	148,000	147,709
Radian Group, Inc.	6.20%		5/15/2029	78,000	80,094
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	245,000	232,631
SLM Corp.	4.20%		10/29/2025	56,000	55,541
Synchrony Financial	4.50%		7/23/2025	156,000	155,423
United Wholesale Mortgage LLC†	5.50%		11/15/2025	150,000	149,369
Total					4,646,184

Electric 4.13%
AEP Texas, Inc.	5.45%		5/15/2029	60,000	60,803
AES Corp.†	3.30%		7/15/2025	433,000	429,627
AES Corp.	5.45%		6/1/2028	136,000	136,786
Alexander Funding Trust II†	7.467%		7/31/2028	200,000	211,398
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(d)	6/15/2026	196,000	197,102
Alliant Energy Finance LLC†	5.40%		6/6/2027	45,000	45,312
Alliant Energy Finance LLC†	5.95%		3/30/2029	279,000	285,927
Ameren Corp.	5.00%		1/15/2029	127,000	127,251
Black Hills Corp.	5.95%		3/15/2028	105,000	108,148
Calpine Corp.†	5.25%		6/1/2026	33,000	32,981
CenterPoint Energy, Inc.	5.40%		6/1/2029	121,000	122,457
Cikarang Listrindo Tbk. PT (Indonesia)(c)	4.95%		9/14/2026	200,000	198,163
Cleco Corporate Holdings LLC	3.743%		5/1/2026	87,000	85,284
Constellation Energy Generation LLC	5.60%		3/1/2028	71,000	72,436
DPL, Inc.	4.125%		7/1/2025	132,000	130,429
DTE Energy Co.	4.875%		6/1/2028	93,000	92,705

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
DTE Energy Co.	5.10%		3/1/2029	$140,000	$140,395
Duke Energy Corp.	4.85%		1/5/2029	93,000	92,610
Electricite de France SA (France)†(c)	5.70%		5/23/2028	201,000	204,332
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	200,000	199,885
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%		2/11/2025	272,000	271,918
Evergy Missouri West, Inc.†	5.15%		12/15/2027	182,000	183,468
Eversource Energy	5.95%		2/1/2029	106,000	109,252
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	341,545
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	65,205
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	78,198
Liberty Utilities Co.†	5.577%		1/31/2029	80,000	80,707
National Grid PLC (United Kingdom)(c)	5.602%		6/12/2028	70,000	71,387
NextEra Energy Operating Partners LP†	3.875%		10/15/2026	309,000	295,799
Pacific Gas & Electric Co.	3.15%		1/1/2026	184,363	181,228
Pacific Gas & Electric Co.	3.30%		12/1/2027	100,000	95,577
Pacific Gas & Electric Co.	5.392% (SOFR + 0.95%	)#	9/4/2025	153,000	153,270
Pacific Gas & Electric Co.	5.45%		6/15/2027	48,000	48,598
Pacific Gas & Electric Co.	5.55%		5/15/2029	84,000	85,410
Southern Co.	5.113%		8/1/2027	177,000	178,589
System Energy Resources, Inc.	6.00%		4/15/2028	300,000	308,515
Vistra Operations Co. LLC†	5.05%		12/30/2026	35,000	35,060
Vistra Operations Co. LLC†	5.625%		2/15/2027	40,000	39,960
Total					5,597,717

Energy-Alternate Sources 0.29%
Greenko Dutch BV (Netherlands)†(c)	3.85%		3/29/2026	196,900	191,537
Greenko Solar Mauritius Ltd. (Mauritius)(c)	5.55%		1/29/2025	200,000	199,911
Total					391,448

Engineering & Construction 0.27%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	240,000	250,004
MasTec, Inc.	5.90%		6/15/2029	116,000	118,173
Total					368,177

Entertainment 0.59%
Flutter Treasury DAC (Ireland)†(c)	6.375%		4/29/2029	200,000	203,084
Warnermedia Holdings, Inc.	3.638%		3/15/2025	115,000	114,641
Warnermedia Holdings, Inc.	3.755%		3/15/2027	441,000	424,949
Warnermedia Holdings, Inc.	4.054%		3/15/2029	58,000	53,983
Total					796,657

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.39%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	$143,000	$139,635
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	328,000	321,390
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	7.50%	3/15/2026	31,000	31,149
Tyson Foods, Inc.	5.40%	3/15/2029	36,000	36,411
Total				528,585

Gas 0.58%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	254,000	251,450
National Fuel Gas Co.	5.50%	1/15/2026	211,000	211,941
National Fuel Gas Co.	5.50%	10/1/2026	80,000	80,656
NiSource, Inc.	5.20%	7/1/2029	70,000	70,600
Southwest Gas Corp.	5.45%	3/23/2028	80,000	81,049
Southwest Gas Corp.	5.80%	12/1/2027	89,000	91,161
Total				786,857

Hand/Machine Tools 0.34%
Regal Rexnord Corp.	6.05%	2/15/2026	187,000	188,789
Regal Rexnord Corp.	6.05%	4/15/2028	273,000	277,771
Total				466,560

Health Care-Products 0.48%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	38,000	37,658
Solventum Corp.†	5.40%	3/1/2029	235,000	235,682
Solventum Corp.†	5.45%	2/25/2027	367,000	370,674
Total				644,014

Health Care-Services 1.43%
Centene Corp.	2.45%	7/15/2028	130,000	117,093
Centene Corp.	4.25%	12/15/2027	745,000	722,239
Cigna Group	5.685%	3/15/2026	69,000	69,022
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	150,000	140,010
HCA, Inc.	5.25%	4/15/2025	237,000	237,272
HCA, Inc.	5.25%	6/15/2026	18,000	18,053
HCA, Inc.	5.375%	2/1/2025	52,000	52,012
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	58,000	58,287
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	200,000	203,429
IQVIA, Inc.†	5.00%	5/15/2027	200,000	197,054

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
IQVIA, Inc.	6.25%	2/1/2029	$63,000	$65,190
Universal Health Services, Inc.	4.625%	10/15/2029	64,000	61,795
Total				1,941,456

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	54,000	51,020

Insurance 3.91%
AEGON Funding Co. LLC†	5.50%	4/16/2027	231,000	233,134
Aon Corp.	8.205%	1/1/2027	100,000	105,109
Arthur J Gallagher & Co.	4.85%	12/15/2029	87,000	86,640
Athene Global Funding†	5.339%	1/15/2027	125,000	125,835
Athene Global Funding†	5.516%	3/25/2027	138,000	139,665
Athene Global Funding†	5.583%	1/9/2029	117,000	118,389
Athene Global Funding†	5.684%	2/23/2026	99,000	99,851
Brighthouse Financial Global Funding†	1.55%	5/24/2026	256,217	244,583
Brighthouse Financial Global Funding†	5.55%	4/9/2027	172,000	173,547
Brighthouse Financial Global Funding†	5.65%	6/10/2029	139,000	140,247
CNO Financial Group, Inc.	5.25%	5/30/2025	119,000	119,019
CNO Global Funding†	4.875%	12/10/2027	101,000	100,585
CNO Global Funding†	4.95%	9/9/2029	51,000	50,578
CNO Global Funding†	5.875%	6/4/2027	176,000	179,302
CNO Global Funding †	1.75%	10/7/2026	150,000	141,905
Corebridge Global Funding†	5.20%	1/12/2029	70,000	70,431
Equitable Financial Life Global Funding†	5.45%	3/3/2028	138,000	139,180
F&G Annuities & Life, Inc.	6.50%	6/4/2029	20,000	20,434
F&G Annuities & Life, Inc.	7.40%	1/13/2028	141,000	146,876
F&G Global Funding†	1.75%	6/30/2026	332,000	316,190
F&G Global Funding†	2.30%	4/11/2027	114,000	106,886
F&G Global Funding†	5.15%	7/7/2025	307,000	307,457
F&G Global Funding†	5.875%	6/10/2027	122,000	123,683
GA Global Funding Trust†	3.85%	4/11/2025	372,000	370,862
GA Global Funding Trust†	4.40%	9/23/2027	195,000	192,260
GA Global Funding Trust†	5.50%	1/8/2029	163,000	164,758
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	46,230
Jackson National Life Global Funding†	1.75%	1/12/2025	150,000	149,877
Jackson National Life Global Funding†	4.60%	10/1/2029	150,000	145,965
Jackson National Life Global Funding†	5.50%	1/9/2026	150,000	150,753
Jackson National Life Global Funding†	5.55%	7/2/2027	168,000	170,142
Jackson National Life Global Funding†	5.60%	4/10/2026	150,000	151,203

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
MGIC Investment Corp.	5.25%	8/15/2028	$59,000	$57,784
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	50,000	50,659
NMI Holdings, Inc.	6.00%	8/15/2029	48,000	48,265
Principal Life Global Funding II†	5.10%	1/25/2029	123,000	123,400
RGA Global Funding†	5.448%	5/24/2029	94,000	95,368
Sammons Financial Group Global Funding†	5.10%	12/10/2029	99,000	98,321
Total				5,305,373

Internet 0.51%
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027	250,000	273,196
Uber Technologies, Inc.†	4.50%	8/15/2029	370,000	358,516
Uber Technologies, Inc.†	6.25%	1/15/2028	55,000	55,512
Total				687,224

Leisure Time 0.56%
Carnival Corp.†	4.00%	8/1/2028	455,000	431,554
Carnival Corp.†	5.75%	3/1/2027	328,000	327,518
Total				759,072

Lodging 0.26%
Hyatt Hotels Corp.	5.25%	6/30/2029	72,000	72,087
Hyatt Hotels Corp.	5.75%	1/30/2027	22,000	22,344
Las Vegas Sands Corp.	3.50%	8/18/2026	212,000	206,632
Las Vegas Sands Corp.	5.90%	6/1/2027	47,000	47,693
Total				348,756

Machinery: Construction & Mining 0.44%
Weir Group PLC (United Kingdom)†(c)	2.20%	5/13/2026	616,000	592,698

Machinery-Diversified 0.05%
AGCO Corp.	5.45%	3/21/2027	28,000	28,283
IDEX Corp.	4.95%	9/1/2029	34,000	33,873
Total				62,156

Media 0.63%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	100,000	99,799
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11/10/2026	123,000	125,437
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	158,000	154,107
Discovery Communications LLC	3.95%	3/20/2028	373,000	353,327
Nexstar Media, Inc.†	5.625%	7/15/2027	131,000	127,914
Total				860,584

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 1.12%
Anglo American Capital PLC (United Kingdom)†(c)	2.25%	3/17/2028	$200,000	$183,151
Anglo American Capital PLC (United Kingdom)†(c)	4.50%	3/15/2028	200,000	196,231
Anglo American Capital PLC (United Kingdom)†(c)	4.75%	4/10/2027	200,000	198,494
Freeport Indonesia PT (Indonesia)†(c)	4.763%	4/14/2027	200,000	198,282
Glencore Funding LLC†	3.875%	10/27/2027	34,000	33,066
Glencore Funding LLC†	5.371%	4/4/2029	162,000	163,361
Glencore Funding LLC†	6.125%	10/6/2028	85,000	87,689
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.70%	10/17/2028	200,000	199,504
New Gold, Inc. (Canada)†(c)	7.50%	7/15/2027	250,000	252,308
Total				1,512,086

Oil & Gas 6.65%
Antero Resources Corp.†	7.625%	2/1/2029	129,000	132,147
Apache Corp.	4.375%	10/15/2028	415,000	401,477
California Resources Corp.†	7.125%	2/1/2026	70,000	70,070
Canadian Natural Resources Ltd. (Canada)†(c)	5.00%	12/15/2029	39,000	38,583
Chord Energy Corp.†	6.375%	6/1/2026	142,000	142,065
CITGO Petroleum Corp.†	6.375%	6/15/2026	105,000	105,450
CITGO Petroleum Corp.†	7.00%	6/15/2025	132,000	132,526
Civitas Resources, Inc.†	5.00%	10/15/2026	200,000	197,548
Civitas Resources, Inc.†	8.375%	7/1/2028	135,000	140,375
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	628,103
Continental Resources, Inc.	4.375%	1/15/2028	209,000	203,313
Coterra Energy, Inc.	3.90%	5/15/2027	300,000	293,315
Coterra Energy, Inc.	4.375%	3/15/2029	76,000	73,527
Crescent Energy Finance LLC†	9.25%	2/15/2028	304,000	317,996
Devon Energy Corp.	5.25%	10/15/2027	225,000	225,299
Diamondback Energy, Inc.	5.15%	1/30/2030	48,000	48,119
Ecopetrol SA (Colombia)(c)	8.625%	1/19/2029	304,000	322,700
EQT Corp.†	3.125%	5/15/2026	243,000	236,835
EQT Corp.	5.70%	4/1/2028	382,000	387,986
Expand Energy Corp.	5.375%	2/1/2029	99,000	97,593
Expand Energy Corp.	5.70%	1/23/2025	291,000	291,221
Expand Energy Corp.†	5.875%	2/1/2029	274,000	271,966
Expand Energy Corp.†	6.75%	4/15/2029	26,000	26,306
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	197,000	198,620
Helmerich & Payne, Inc.†	4.65%	12/1/2027	102,000	100,729
Helmerich & Payne, Inc.†	4.85%	12/1/2029	177,000	171,509

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
HF Sinclair Corp.	5.00%	2/1/2028	$201,000	$198,625
Matador Resources Co.†	6.875%	4/15/2028	243,000	246,689
Occidental Petroleum Corp.	6.375%	9/1/2028	275,000	283,726
Ovintiv, Inc.	5.375%	1/1/2026	250,000	250,982
Ovintiv, Inc.	5.65%	5/15/2025	76,000	76,191
Ovintiv, Inc.	5.65%	5/15/2028	139,000	140,993
Permian Resources Operating LLC†	5.375%	1/15/2026	78,000	77,591
Permian Resources Operating LLC†	8.00%	4/15/2027	86,000	87,882
Petroleos Mexicanos (Mexico)(c)	4.25%	1/15/2025	116,000	115,772
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	460,000	446,495
Petroleos Mexicanos (Mexico)(c)	6.875%	10/16/2025	26,000	25,938
Range Resources Corp.	8.25%	1/15/2029	175,000	180,308
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	118,000	121,928
SM Energy Co.	6.75%	9/15/2026	129,000	129,075
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	103,000	107,371
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%	8/15/2025	200,000	195,944
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(c)	4.00%	8/15/2026	400,000	388,599
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	200,000	186,945
Vermilion Energy, Inc. (Canada)†(c)	5.625%	3/15/2025	307,000	306,616
Viper Energy, Inc.†	5.375%	11/1/2027	197,000	195,175
Total				9,018,223

Oil & Gas Services 0.15%
Welltec International ApS (Denmark)†(c)	8.25%	10/15/2026	200,000	204,802

Packaging & Containers 0.06%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	48,000	49,030
Sonoco Products Co.	4.45%	9/1/2026	31,000	30,802
Total				79,832

Pharmaceuticals 1.09%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	300,000	298,123
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	246,000	236,725
Bayer U.S. Finance LLC†	6.125%	11/21/2026	200,000	203,903
Bayer U.S. Finance LLC†	6.25%	1/21/2029	200,000	204,097
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%	10/1/2026	557,000	535,701
Total				1,478,549

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 2.72%
Buckeye Partners LP	3.95%	12/1/2026	$181,000	$174,881
Buckeye Partners LP†	4.125%	3/1/2025	121,000	121,019
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	273,001
DCP Midstream Operating LP	5.375%	7/15/2025	88,000	88,170
DT Midstream, Inc.†	4.125%	6/15/2029	312,000	291,588
Enbridge, Inc. (Canada)(c)	5.30%	4/5/2029	70,000	70,742
Energy Transfer LP†	5.625%	5/1/2027	177,000	177,474
Energy Transfer LP†	6.00%	2/1/2029	183,000	185,735
EnLink Midstream LLC†	5.625%	1/15/2028	245,000	248,058
EnLink Midstream Partners LP	4.15%	6/1/2025	138,000	137,658
EQM Midstream Partners LP†	7.50%	6/1/2027	38,000	38,777
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	88,000	89,617
Kinder Morgan, Inc.	5.00%	2/1/2029	153,000	152,545
Kinetik Holdings LP†	6.625%	12/15/2028	89,000	91,112
NuStar Logistics LP	5.75%	10/1/2025	190,000	190,591
ONEOK, Inc.	5.65%	11/1/2028	64,000	65,323
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	122,000	121,629
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	151,000	148,441
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	28,000	27,714
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	173,000	174,364
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	238,000	244,063
Venture Global LNG, Inc.†	8.125%	6/1/2028	159,000	165,527
Western Midstream Operating LP	4.75%	8/15/2028	65,000	64,033
Western Midstream Operating LP	6.35%	1/15/2029	39,000	40,388
Whistler Pipeline LLC†	5.40%	9/30/2029	111,000	110,693
Williams Cos., Inc.	4.90%	3/15/2029	115,000	114,198
Williams Cos., Inc.	5.30%	8/15/2028	87,000	87,856
Total				3,695,197

REITS 2.18%
American Tower Corp.	3.60%	1/15/2028	261,000	251,206
American Tower Corp.	5.25%	7/15/2028	82,000	82,541
American Tower Corp.	5.50%	3/15/2028	105,000	106,590
Crown Castle, Inc.	3.65%	9/1/2027	94,000	91,182
Crown Castle, Inc.	4.80%	9/1/2028	70,000	69,243
Crown Castle, Inc.	5.00%	1/11/2028	74,000	73,967

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
EPR Properties	4.50%	6/1/2027	$70,000	$68,836
EPR Properties	4.75%	12/15/2026	171,000	169,684
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	368,000	368,145
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	79,000	79,054
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	290,000	281,206
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	167,000	174,209
Iron Mountain, Inc.†	4.875%	9/15/2027	9,000	8,782
Kite Realty Group Trust	4.00%	3/15/2025	72,000	71,800
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	138,000	133,172
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	172,831
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	197,000	193,864
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	180,000	178,520
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	248,000	247,383
Vornado Realty LP	2.15%	6/1/2026	46,000	43,837
Vornado Realty LP	3.50%	1/15/2025	97,000	96,894
Total				2,962,946

Retail 0.31%
CEC Entertainment LLC†	6.75%	5/1/2026	247,000	245,330
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	175,000	175,013
Total				420,343

Semiconductors 0.82%
Broadcom, Inc.	5.05%	7/12/2029	123,000	123,507
Entegris, Inc.†	4.75%	4/15/2029	278,000	266,429
Foundry JV Holdco LLC†	5.90%	1/25/2030	200,000	202,934
Intel Corp.	2.45%	11/15/2029	64,000	56,203
Intel Corp.	3.15%	5/11/2027	26,000	24,957
Intel Corp.	3.75%	8/5/2027	73,000	70,817
Microchip Technology, Inc.	4.90%	3/15/2028	79,000	78,744
Microchip Technology, Inc.	5.05%	2/15/2030	92,000	91,388
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2027	200,000	201,835
Total				1,116,814

Shipbuilding 0.12%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	143,000	128,497
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	39,000	39,094
Total				167,591

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.75%
AppLovin Corp.	5.125%		12/1/2029	$601,000	$599,769
Atlassian Corp. (Australia)(c)	5.25%		5/15/2029	140,000	141,105
Cadence Design Systems, Inc.	4.30%		9/10/2029	87,000	85,308
Concentrix Corp.	6.65%		8/2/2026	132,000	134,357
Oracle Corp.	2.30%		3/25/2028	67,000	61,960
Total					1,022,499

Telecommunications 0.15%
Sprint Capital Corp.	6.875%		11/15/2028	190,000	201,829

Toys/Games/Hobbies 0.41%
Hasbro, Inc.	3.90%		11/19/2029	352,000	331,032
Mattel, Inc.†	5.875%		12/15/2027	230,000	230,942
Total					561,974

Transportation 0.14%
XPO, Inc.†	6.25%		6/1/2028	194,000	195,548

Trucking & Leasing 0.42%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	59,000	57,997
GATX Corp.	5.40%		3/15/2027	50,000	50,572
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	48,000	46,746
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	271,000	266,706
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		1/12/2027	151,000	152,145
Total					574,166

Water 0.04%
Essential Utilities, Inc.	4.80%		8/15/2027	52,000	51,966
Total Corporate Bonds (cost $78,719,982)					79,121,894

FLOATING RATE LOANS(e) 2.73%

Diversified Financial Services 0.37%
Castlelake Aviation Ltd. Term Loan B	6.859% (3 mo. USD Term SOFR + 2.50%	)	10/22/2026	78,796	79,062
Corpay Technologies Operating Co. LLC Term Loan B5	6.107% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	335,428	335,487
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(c)	6.079% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	93,827	94,330
Total					508,879

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electrical Components & Equipment 0.20%
Energizer Holdings, Inc. 2024 Term Loan B	6.356% (1 mo. USD Term SOFR + 2.00%	)	12/22/2027	$268,440	$269,489

Health Care Services 0.11%
HCA, Inc. 2021 Term Loan A	5.832% (1 mo. USD Term SOFR + 1.38%	)	6/30/2026	143,621	143,800

Insurance 0.21%
Asurion LLC 2020 Term Loan B8	7.722% (1 mo. USD Term SOFR + 3.25%	)	12/23/2026	236,158	236,268
Asurion LLC 2021 Term Loan B9	7.709% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	51,731	51,679
Total					287,947

Internet 0.47%
Gen Digital, Inc. 2021 Term Loan A	5.957% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	307,895	308,039
Match Group, Inc. 2020 Term Loan B	6.27% (1 mo. USD Term SOFR + 1.75%	)	2/13/2027	325,000	325,000
Total					633,039

Leisure Time 0.02%
Carnival Corp. 2024 Term Loan B2	7.107% (1 mo. USD Term SOFR + 2.75%	)	8/8/2027	29,389	29,641

Manufacturing 0.46%
DirecTV Financing LLC Term Loan	9.847% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	268,633	270,002
Virgin Media Bristol LLC USD Term Loan N	7.012% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	350,000	348,140
Total					618,142

Oil & Gas 0.37%
Occidental Petroleum Corp. 2 Year Term Loan	6.249% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	507,000	507,063

Pharmaceuticals 0.24%
Elanco Animal Health, Inc. Term Loan B	6.403% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	330,788	330,775

Pipelines 0.04%
Buckeye Partners LP 2024 Term Loan B5	6.107% (1 mo. USD Term SOFR + 1.75%	)	11/1/2026	47,878	47,935

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.24%
KFC Holding Co. 2021 Term Loan B	6.24% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	$324,073	$325,231
Total Floating Rate Loans (cost $3,702,105)					3,701,941

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.57%

Brazil 0.40%
Brazil Government International Bonds	4.25%		1/7/2025	536,000	535,866

Colombia 0.14%
Colombia Government International Bonds	3.875%		4/25/2027	200,000	191,663

Dominican Republic 0.22%
Dominican Republic International Bonds	6.875%		1/29/2026	300,000	302,850

Kazakhstan 0.29%
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	200,000	199,149
Kazakhstan Government International Bonds	5.125%		7/21/2025	200,000	200,118
Total					399,267

Panama 0.28%
Panama Government International Bonds	3.75%		3/16/2025	378,000	375,543

Romania 0.24%
Romania Government International Bonds	5.25%		11/25/2027	222,000	217,373
Romania Government International Bonds†	5.875%		1/30/2029	110,000	107,250
Total					324,623
Total Foreign Government Obligations (cost $2,135,660)					2,129,812

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(f)	1/16/2048	2,157	1,924
Government National Mortgage Association Series 2014-78 IO(g)	0.01%	#(f)	3/16/2056	10,391	3
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	10,378	9,087
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	8,274	7,862
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	28,140	24,917
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	6,644	6,228
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	13,615	11,867
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $68,914)					61,888

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.72%
Federal Home Loan Mortgage Corp.	4.10%		7/1/2029	$60,000	$58,195
Federal Home Loan Mortgage Corp.	4.15%		7/1/2029 - 10/1/2029	160,000	155,515
Federal Home Loan Mortgage Corp.	4.50%		7/1/2029	70,000	68,880
Federal Home Loan Mortgage Corp.	6.764% (1 yr. USD RFUCCT + 1.85%	)#	6/1/2042	1,373	1,419
Federal Home Loan Mortgage Corp.	6.909% (1 yr. USD RFUCCT + 1.89%	)#	12/1/2040	1,864	1,913
Federal Home Loan Mortgage Corp.	7.084% (1 yr. USD RFUCCT + 1.78%	)#	6/1/2041	3,073	3,161
Federal National Mortgage Association	6.376% (1 yr. USD RFUCCT + 1.81%	)#	4/1/2040	4,124	4,275
Federal National Mortgage Association	6.56% (1 yr. USD RFUCCT + 1.82%	)#	12/1/2040	182	188
Federal National Mortgage Association	6.678% (1 yr. USD RFUCCT + 1.78%	)#	10/1/2036	6,941	7,140
Federal National Mortgage Association	6.696% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	4,640	4,773
Federal National Mortgage Association	6.926% (1 yr. USD RFUCCT + 1.82%	)#	12/1/2040	444	461
Federal National Mortgage Association	6.942% (1 yr. USD RFUCCT + 1.60%	)#	10/1/2045	523	539
Federal National Mortgage Association	7.116% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	893	919
Federal National Mortgage Association	7.238% (1 yr. USD RFUCCT + 1.80%	)#	3/1/2042	1,145	1,184
Federal National Mortgage Association	7.486% (1 yr. USD RFUCCT + 1.81%	)#	1/1/2042	7,300	7,566
Federal National Mortgage Association	7.508% (1 yr. USD RFUCCT + 1.81%	)#	10/1/2040	106	109
Federal National Mortgage Association	7.555% (1 yr. USD RFUCCT + 1.72%	)#	6/1/2042	1,205	1,248
Uniform Mortgage-Backed Security(h)	5.00%		TBA	2,110,000	2,098,192
Uniform Mortgage-Backed Security(h)	5.50%		TBA	3,101,000	3,120,033
Uniform Mortgage-Backed Security(h)	6.00%		TBA	846,000	860,058
Total Government Sponsored Enterprises Pass-Throughs (cost $6,421,117)					6,395,768

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.52%
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	$200,000	$197,543
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(f)	2/15/2051	30,000	28,785
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	240,000	222,266
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	160,000	164,159
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	120,000	123,077
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	300,000	308,556
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(f)	5/15/2056	90,000	93,637
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(f)	11/15/2056	110,000	117,435
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	160,000	163,093
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.361% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	121,219	121,159
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.20% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	88,043	87,983
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.839% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	174,962	175,887
BX Trust Series 2022-LBA6 Class A†	5.397% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	150,000	150,072
BX Trust Series 2022-PSB Class A†	6.848% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	91,971	92,516
BX Trust Series 2024-CNYN Class A†	5.839% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	260,767	261,760
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.068%	#(f)	11/10/2049	170,260	2,258
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.633%	#(f)	12/10/2054	167,430	1,626
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(g)	0.315%	#(f)	6/10/2048	829,732	206
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	310,000	303,739
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(g)	0.101%	#(f)	9/10/2047	2,000,000	20

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	$190,000	$188,940
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(g)	0.335%	#(f)	7/10/2050	51,349	2
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(g)	1.342%	#(f)	8/10/2049	43,812	510
CONE Trust Series 2024-DFW1 Class A†	6.039% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	100,000	100,654
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(g)	0.54%	#(f)	9/15/2037	978,382	10
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A3	3.447%		8/15/2048	191,874	190,986
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.853%	#(f)	1/15/2049	583,993	8,024
DBJPM Mortgage Trust Series 2016-C3 Class XA(g)	1.404%	#(f)	8/10/2049	155,874	2,356
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	3,990	3,865
DBWF Mortgage Trust Series 2016-85T Class XA†(g)	0.014%	#(f)	12/10/2036	3,140,000	2,667
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	6.769% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	146,977	149,357
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	6.669% (30 day USD SOFR Average + 2.10%	)#	3/25/2042	17,594	17,732
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.869% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	53,562	54,756
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	6.66% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	208,345	211,760
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.919% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	182,412	183,796
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.819% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	186,572	187,425
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.619% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	133,125	133,472

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.569% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	$33,066	$33,082
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.819% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	153,208	153,421
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.819% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	290,000	291,420
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.569% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	146,505	146,721
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.769% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	71,716	71,748
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.119% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	201,507	207,032
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.069% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	93,663	95,416
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.71% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	117,571	117,629
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.569% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	106,131	106,279
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.719% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	115,494	115,948
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(g)	0.111%	#(f)	2/10/2037	1,590,000	4,518
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	5.762% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	100,000	99,472

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.812% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	$100,000	$94,891
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	10.562% (1 mo. USD Term SOFR + 6.16%	)#	5/15/2026	100,000	20,722
GS Mortgage Securities Trust Series 2015-GS1 Class XB(g)	0.178%	#(f)	11/10/2048	1,082,000	2,223
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	60,000	54,886
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(g)	1.245%	#(f)	8/5/2034	443,685	61
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	64,002
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(g)	0.569%	#(f)	12/15/2049	753,691	5,887
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(g)	1.021%	#(f)	9/15/2050	702,973	14,035
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	5.895% (1 mo. USD Term SOFR + 1.50%	)#	4/15/2031	90,000	50,853
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	6.595% (1 mo. USD Term SOFR + 2.20%	)#	4/15/2031	24,000	11,442
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	6.995% (1 mo. USD Term SOFR + 2.60%	)#	4/15/2031	18,000	7,502
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(g)	0.57%	#(f)	1/15/2048	93,029	1
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(g)	0.411%	#(f)	7/15/2048	659,053	516
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4	3.414%		3/15/2050	688,978	668,464
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.287% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	110,000	110,511
KIND Trust Series 2021-KIND Class A†	5.464% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	158,675	157,223
LBA Trust Series 2024-7IND Class A†	5.84% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	90,000	90,191
Lstar Commercial Mortgage Trust Class XA†(g)	1.673%	#(f)	3/10/2049	498,990	4,757

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	$34,461	$34,293
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(g)	0.535%	#(f)	7/15/2050	332,708	205
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	50,000	49,474
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(g)	1.258%	#(f)	11/15/2049	747,939	12,189
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	1,199	1,194
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(g)	0.877%	#(f)	8/15/2049	1,000,000	12,398
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	268,108	258,988
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	1,430	1,415
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	5.797% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	300,000	299,941
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	77,000	1,207
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	5.403% (1 mo. USD Term SOFR + 1.06%	)#	7/25/2036	16,494	16,433
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	300,000	299,505
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(g)	0.305%	#(f)	2/15/2041	4,149,000	52,592
Shops at Crystals Trust Series 2016-CSTL Class XB†(g)	0.203%	#(f)	7/5/2036	1,000,000	2,655
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.398% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	150,000	149,706
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.453% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	130,000	135,376
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	20,000	17,992
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(g)	0.011%	#(f)	6/15/2048	2,000,000	368
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A4	3.498%		7/15/2058	370,000	367,405

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	$56,664	$56,191
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(g)	0.63%	#(f)	9/15/2048	757,899	734
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(g)	1.706%	#(f)	8/15/2049	873,197	17,455
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	30,000	28,203
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	170,000	175,329
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,198,170)					8,844,190

U.S. TREASURY OBLIGATIONS 3.29%
U.S. Treasury Notes (cost $4,454,322)	3.75%		8/31/2026	4,495,000	4,460,126
Total Long-Term Investments (cost $136,887,184)					137,014,450

SHORT-TERM INVESTMENTS 2.53%

COMMERCIAL PAPER 0.75%

Pharmaceuticals 0.75%
CVS Health Corp.† (cost $1,015,596)	5.254%		2/7/2025	1,021,000	1,015,742

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2024

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 1.78%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $752,000 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $752,029; proceeds: $737,195 (cost $737,111)	$737,111	$737,111
Repurchase Agreement dated 12/31/2024, 4.250% due 1/2/2025 with JPMorgan Securities LLC collateralized by $2,043,800 of U.S. Treasury Note at 0.625% due 5/15/2030; value: $1,681,000; proceeds: $1,681,397 (cost $1,681,000)	1,681,000	1,681,000
Total Repurchase Agreements (cost $2,418,111)		2,418,111
Total Short-Term Investments (cost $3,433,707)		3,433,853
Total Investments in Securities 103.56% (cost $140,320,891)		140,448,303
Other Assets and Liabilities – Net(i) (3.56)%		(4,826,336)
Net Assets 100.00%		$135,621,967

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $75,579,131, which represents 55.73% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(k)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2024.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at December 31, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.42(4)	Goldman Sachs	1.00%		6/20/2029	$657,000	$12,767	$1,986	$14,753

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,986. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at December 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly	)	Periodic Payments to be Received By The Fund (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.872%		12-Month USD SOFR Index		5/31/2028	$6,974,000	$(20,186)	$62,288	$42,102
Goldman Sachs(2)	3.585%		12-Month USD SOFR Index		10/16/2029	4,300,000	$–	$86,148	86,148
Goldman Sachs(2)	12-Month USD SOFR Index		4.258%		3/25/2027	8,752,000	$91	$31,749	31,840
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts							$(20,095)	$180,185	$160,090

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly	)	Periodic Payments to be Received By The Fund (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index		3.661%		10/16/2027	$7,000,000	$–	$(75,272)	$(75,272)
Goldman Sachs(2)	12-Month USD SOFR Index		3.750%		12/18/2026	5,000,000	(13,925)	(17,754)	(31,679)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts							$(13,925)	$(93,026)	$(106,951)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at December 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	4.622%	CPI Urban Consumer NSA	7/15/2025	$299,000	$1,766
Goldman Sachs	5.160%	CPI Urban Consumer NSA	3/27/2025	600,000	5,032
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$6,798
NSA	Non-seasonally adjusted.

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2025	70	Short	$(7,486,204)	$(7,441,328)	$44,876

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	96	Long	$19,749,907	$19,738,500	$(11,407)

38	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$32,174,975	$–	$32,174,975
Convertible Bonds	–	123,856	–	123,856
Corporate Bonds	–	79,121,894	–	79,121,894
Floating Rate Loans	–	3,701,941	–	3,701,941
Foreign Government Obligations	–	2,129,812	–	2,129,812
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	61,888	–	61,888
Government Sponsored Enterprises Pass-Throughs	–	6,395,768	–	6,395,768
Non-Agency Commercial Mortgage-Backed Securities	–	8,844,190	–	8,844,190
U.S. Treasury Obligations	–	4,460,126	–	4,460,126
Short-Term Investments
Commercial Paper	–	1,015,742	–	1,015,742
Repurchase Agreements	–	2,418,111	–	2,418,111
Total	$–	$140,448,303	$–	$140,448,303
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$14,753	$–	$14,753
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	160,090	–	160,090
Liabilities	–	(106,951)	–	(106,951)
Centrally Cleared CPI Swap Contracts
Assets	–	6,798	–	6,798
Liabilities	–	–	–	–
Futures Contracts
Assets	44,876	–	–	44,876
Liabilities	(11,407)	–	–	(11,407)
Total	$33,469	$74,690	$–	$108,159

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	39

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value (cost $140,320,891)	$140,448,303
Cash	261
Deposits with brokers for futures collateral	104,700
Deposits with brokers for swap contracts collateral	150,613
Receivables:
Investment securities sold	9,096,960
Interest	1,396,978
Capital shares sold	168,127
Variation margin for centrally cleared swap contracts agreements	5,458
Variation margin for futures contracts	5,044
Prepaid expenses	2,611
Total assets	151,379,055
LIABILITIES:
Payables:
Investment securities purchased	15,530,566
Transfer agent fees	139,467
Management fee	39,994
Directors’ fees	10,649
Fund administration	4,571
Capital shares reacquired	3,142
Accrued expenses	28,699
Total liabilities	15,757,088
NET ASSETS	$135,621,967
COMPOSITION OF NET ASSETS:
Paid-in capital	$149,046,880
Total distributable earnings (loss)	(13,424,913)
Net Assets	$135,621,967
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	10,361,354
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.09

40	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Interest and other	$6,976,315
Expenses:
Management fee	449,116
Non 12b-1 service fees	321,005
Shareholder servicing	141,004
Professional	56,019
Fund administration	51,328
Custody	21,472
Reports to shareholders	16,872
Directors’ fees	6,819
Other	20,483
Gross expenses	1,084,118
Fees waived and expenses reimbursed (See Note 3)	(21,472)
Net expenses	1,062,646
Net investment income	5,913,669
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(499,755)
Net realized gain (loss) on futures contracts	(20,268)
Net realized gain (loss) on swap contracts	(16,791)
Net change in unrealized appreciation/depreciation on investments	1,149,319
Net change in unrealized appreciation/depreciation on futures contracts	(202,817)
Net change in unrealized appreciation/depreciation on swap contracts	142,908
Net realized and unrealized gain (loss)	552,596
Net Increase in Net Assets Resulting From Operations	$6,466,265

See Notes to Financial Statements.	41

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$5,913,669	$4,977,782
Net realized gain (loss) on investments, futures contracts and swap contracts	(536,814)	(2,125,256)
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contracts	1,089,410	3,450,283
Net increase in net assets resulting from operations	6,466,265	6,302,809
Distributions to shareholders:	(6,022,531)	(5,608,712)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	34,388,213	43,338,118
Reinvestment of distributions	6,022,531	5,608,712
Cost of shares reacquired	(29,711,435)	(44,342,061)
Net increase in net assets resulting from capital share transactions	10,699,309	4,604,769
Net increase in net assets	11,143,043	5,298,866
NET ASSETS:
Beginning of year	$124,478,924	$119,180,058
End of year	$135,621,967	$124,478,924

42	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
12/31/2024	$13.03	$0.61	$0.06	$0.67	$(0.61)	$13.09
12/31/2023	12.99	0.53	0.12	0.65	(0.61)	13.03
12/31/2022	14.09	0.29	(1.00)	(0.71)	(0.39)	12.99
12/31/2021	14.31	0.20	(0.10)	0.10	(0.32)	14.09
12/31/2020	14.27	0.29	0.15	0.44	(0.40)	14.31

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

44	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
5.14	0.82	0.84	4.61	$135,622	107
5.05	0.83	0.85	4.04	124,479	79
(5.06)	0.83	0.84	2.12	119,180	71
0.63	0.81	0.83	1.40	120,559	66
3.13	0.84	0.86	2.04	108,101	79

See Notes to Financial Statements.	45

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2024. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks,

46

Notes to Financial Statements (continued)

establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized

47

Notes to Financial Statements (continued)

using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of

48

Notes to Financial Statements (continued)

cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

49

Notes to Financial Statements (continued)

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the fiscal year ended December 31, 2024, the Fund did not enter into reverse repurchase agreements.

50

Notes to Financial Statements (continued)

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset in the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, in the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of December 31, 2024, the Fund did not have any unfunded loan commitments.

(n)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) in the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was

51

Notes to Financial Statements (continued)

minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(o)	Interest Rate Swap Contracts–The Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, the Fund either makes floating-rate payments to the counterparty (or central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(p)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

52

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%

Next $1 billion	.30%

Over $2 billion	.25%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .35% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $21,472 of fund administration fees for the fiscal year ended December 31, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex–dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

53

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Short Duration Income Portfolio	$6,022,531	$–	$–	$6,022,531

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Short Duration Income Portfolio	$5,608,712	$–	$–	$5,608,712

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Series Fund–Short Duration Income Portfolio	$188,122	$–	$(12,259,170)	$(1,343,216)	$(10,649)	$(13,424,913)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Short Duration Income Portfolio	$(2,405,663)	$(9,850,909)	$(12,256,572)

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book–basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Short Duration Income Portfolio	$141,920,931	$1,086,416	$(2,429,632)	$(1,343,216)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$59,689,996	$89,878,035	$48,695,113	$85,352,547

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with

54

Notes to Financial Statements (continued)

Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into CPI swap contracts for the fiscal year ended December 31, 2024, (as described in Note 2(n)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swap contracts involves the risk Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s return can be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swap contracts. For centrally cleared CPI swap contracts there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse, as a counterparty to a centrally cleared CPI swap contracts, the clearinghouse guarantees CPI swap contracts against default.

The Fund entered into credit default swap contracts for the fiscal year ended December 31, 2024 (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as net realized gain or (loss) on swap contracts in the Statement of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For centrally cleared credit default swap contracts, there is minimal counterparty credit risk to the Fund since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swap contracts against default.

The Fund entered into interest rate swap contracts for the fiscal year ended December 31, 2024 (as described in Note 2 (o)) in order to enhance returns or hedge against interest rate risk. Interest rate swap contracts are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap contract agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments would be netted.

The Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

55

Notes to Financial Statements (continued)

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Series Fund-Short Duration Income Portfolio
Asset Derivatives	Interest Rate Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	$–	$–	$6,798
Centrally Cleared Credit Default Swap Contracts(1)	–	14,753	–
Centrally Cleared Interest Rate Swap Contracts(1)	160,090	–	–
Futures Contracts(2)	44,876	–	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(1)	106,951	–	–
Futures Contracts(2)	11,407	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for the fiscal year ended December 31, 2024, were as follows:

	Series Fund-Short Duration Income Portfolio
	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$(17,987)	$–
Credit Default Swap Contracts(1)	–	1,196
Futures Contracts(2)	(20,268)	–
Net Change in Unrealized Appreciation/ Depreciation
CPI/Interest Rate Swap Contracts(3)	140,922	–
Credit Default Swap Contracts(3)	–	1,986
Futures Contracts(4)	(202,817)	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(5)	35,485,077	–
Credit Default Swap Contracts(5)	–	202,154
Futures Contracts(6)	194	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2024.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a

56

Notes to Financial Statements (continued)

fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,418,111	$–	$2,418,111
Total	$2,418,111	$–	$2,418,111

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$737,111	$–	$–	$(737,111)	$–
JPMorgan Securities LLC	1,681,000	–	–	(1,681,000)	–
Total	$2,418,111	$–	$–	$(2,418,111)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

57

Notes to Financial Statements (continued)

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

58

Notes to Financial Statements (continued)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may

59

Notes to Financial Statements (continued)

involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For

60

Notes to Financial Statements (concluded)

example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	2,574,376	3,278,106
Reinvestment of distributions	461,143	431,405
Shares reacquired	(2,229,483)	(3,327,319)
Increase	806,036	382,192

61

Report of Independent Registered Public Accounting Firm

To the shareholders of Short Duration Income Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short Duration Income Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

62

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

63

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Short Duration Income Portfolio	SFSDI-PORT-2 (02/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund—Total Return Portfolio

For the fiscal year ended December 31, 2024

1	Schedule of Investments (Item 7)

25	Statement of Assets and Liabilities (Item 7)

26	Statement of Operations (Item 7)

27	Statements of Changes in Net Assets (Item 7)

28	Financial Highlights (Item 7)

30	Notes to Financial Statements (Item 7)

46	Report of Independent Registered Public Accounting Firm (Item 7)

47	Changes in and Disagreements with Accountants (Item 8)

47	Proxy Disclosures (Item 9)

47	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.52%

ASSET-BACKED SECURITIES 16.80%

Automobiles 6.33%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$1,800,000	$1,818,455
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	1,225,000	1,240,750
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,136,504
CarMax Auto Owner Trust Series 2024-4 Class D	5.36%	8/15/2031	960,000	955,805
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	1,215,000	1,229,716
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	819,245	812,870
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	2,675,000	2,697,011
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	1,675,000	1,697,800
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	1,907,855	1,912,972
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	870,000	892,991
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,845,000	1,862,600
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%	7/17/2028	1,270,000	1,244,201
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	659,194	659,091
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	632,423	632,615
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%	2/15/2030	1,330,000	1,354,085
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	1,558,597	1,576,779
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	1,300,000	1,306,249
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	1,630,000	1,621,726
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	723,285	726,723
Santander Consumer Auto Receivables Trust Series 2021-AA Class E†	3.28%	3/15/2027	1,386,000	1,359,899
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	3,670,000	3,770,449
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	1,755,000	1,763,109

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	$1,655,000	$1,704,346
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%		12/15/2028	1,980,000	1,990,572
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A†	3.82%		4/25/2035	1,105,000	1,086,623
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	1,860,000	1,876,642
Total					39,930,583

Credit Card 2.70%
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	9,540,000	9,504,988
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	2,530,000	2,555,411
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	1,150,000	1,164,404
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%		7/15/2028	1,925,000	1,917,093
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	1,860,000	1,891,946
Total					17,033,842

Other 7.77%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,000,000	1,000,662
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,510,000	2,545,773
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,130,000	1,138,592
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	485,000	488,724
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	5.862% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	941,488	943,695
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	1,505,000	1,521,320
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	7.517% (3 mo. USD Term SOFR + 2.90%	)#	10/21/2036	710,000	718,343
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	9.617% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	1,330,000	1,356,993

2	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.196% (3 mo. USD Term SOFR + 1.54%	)#	4/15/2037	$2,080,000	$2,099,240
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	6.606% (3 mo. USD Term SOFR + 1.98%	)#	4/25/2036	1,950,000	1,958,729
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.076% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	1,270,000	1,274,704
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	6.098% (30 day USD SOFR Average + 1.50%	)#	2/15/2037	343,648	345,010
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	7.617% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	1,100,000	1,111,127
CIFC Funding Ltd. Series 2018-2A Class A1R†	6.021% (3 mo. USD Term SOFR + 1.37%	)#	10/20/2037	1,070,000	1,073,211
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	1,780,000	1,777,966
Driven Brands Funding LLC Series 2020-1A Class A2†	3.786%		7/20/2050	677,435	650,345
Dryden 107 CLO Ltd. Series 2023-107A Class C†	7.524% (3 mo. USD Term SOFR + 3.00%	)#	8/15/2035	820,000	828,935
GoldenTree Loan Management U.S. CLO 16 Ltd. Series 2022-16A Class BR†	7.117% (3 mo. USD Term SOFR + 2.50%	)#	1/20/2034	1,430,000	1,435,404
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A Class C†	6.967% (3 mo. USD Term SOFR + 2.35%	)#	4/20/2037	940,000	950,481
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	6.256% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037	3,100,000	3,126,848
Invesco U.S. CLO Ltd. Series 2023-4A Class D†	9.882% (3 mo. USD Term SOFR + 5.25%	)#	1/18/2037	870,000	904,855
Kubota Credit Owner Trust Series 2024-2A Class A3†	5.26%		11/15/2028	910,000	923,280
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,840,000	1,770,741
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	1,400,000	1,317,261
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.148% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	1,048,904	1,056,307
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	34,999	34,990
MF1 LLC Series 2024-FL14 Class A†	6.103% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	1,430,000	1,434,286
New Mountain CLO 2 Ltd. Series CLO-2A Class A1R†	5.719% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2038	2,010,000	2,009,976

See Notes to Financial Statements.	3

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OCP CLO Ltd. Series 2014-7A Class A1RR†	5.999% (3 mo. USD Term SOFR + 1.38%	)#	7/20/2029	$160,355	$160,505
OHA Credit Funding 3 Ltd. Series 2019-3A Class AR2†	5.831% (3 mo. USD Term SOFR + 1.32%	)#	1/20/2038	2,960,000	2,960,023
Palmer Square CLO Ltd. Series 2023-1A Class D†	9.917% (3 mo. USD Term SOFR + 5.30%	)#	1/20/2036	750,000	750,000
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	1,205,000	1,202,732
RAD CLO 27 Ltd. Series 2024-27A Class A1†(a)	–	(b)	1/20/2038	2,090,000	2,090,000
Regatta 30 Funding Ltd. Series 2024-4A Class A1†	5.633% (3 mo. USD Term SOFR + 1.32%	)#	1/25/2038	3,040,000	3,040,000
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,052,362	1,027,180
Silver Point CLO 1 Ltd. Series 2022-1A Class A1R†(a)	–	(b)	1/20/2038	1,670,000	1,669,993
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	337,485	283,742
Total					48,981,973
Total Asset-Backed Securities (cost $105,607,989)					105,946,398

CORPORATE BONDS 42.71%

Aerospace/Defense 0.25%
Boeing Co.	6.528%		5/1/2034	943,000	988,385
Boeing Co.	6.858%		5/1/2054	568,000	604,272
Total					1,592,657

Agriculture 0.80%
BAT Capital Corp.	5.834%		2/20/2031	601,000	614,634
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%		2/1/2030	3,393,000	3,430,515
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	1,000,000	991,827
Total					5,036,976

Airlines 0.25%
American Airlines, Inc.†	7.25%		2/15/2028	934,000	958,194
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	582,000	618,978
Total					1,577,172

Auto Manufacturers 1.72%
Ford Motor Co.	9.625%		4/22/2030	901,000	1,040,817
Ford Motor Credit Co. LLC	2.70%		8/10/2026	1,373,000	1,319,567

4	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC	3.375%		11/13/2025	$798,000	$785,837
Ford Motor Credit Co. LLC	4.134%		8/4/2025	732,000	727,672
Ford Motor Credit Co. LLC	6.054%		11/5/2031	668,000	662,875
Ford Motor Credit Co. LLC	6.125%		3/8/2034	1,316,000	1,288,211
Ford Motor Credit Co. LLC	7.20%		6/10/2030	831,000	875,262
General Motors Financial Co., Inc.	5.60%		6/18/2031	1,717,000	1,726,428
Hyundai Capital America†	1.80%		10/15/2025	1,025,000	999,776
Hyundai Capital America†	5.80%		6/26/2025	611,000	613,318
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	742,000	781,977
Total					10,821,740

Banks 10.17%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	800,000	674,807
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	1,224,000	1,279,738
Akbank TAS (Turkey)†(c)	7.498%		1/20/2030	775,000	784,833
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	2,750,000	2,496,963
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,876,834
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,096,322
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	1,914,000	1,889,633
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	1,296,000	1,234,464
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	2,186,000	2,143,333
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	2,173,000	2,075,649
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	1,956,000	1,963,508
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028	1,407,000	1,374,023
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	1,570,000	1,570,343
Freedom Mortgage Corp.†	12.25%		10/1/2030	556,000	615,482
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	1,782,000	1,864,405
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	1,436,000	1,395,660

See Notes to Financial Statements.	5

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035	$1,174,000	$1,131,607
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035	705,000	734,150
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	516,000	470,977
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044,000	1,737,033
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	1,500,000	1,478,711
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	760,000	761,244
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	1,171,000	970,060
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	3,004,000	2,925,135
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	907,000	881,746
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	713,000	701,627
NatWest Group PLC (United Kingdom)(c)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	430,000	423,717
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	1,205,000	1,230,347
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035	873,000	866,661
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	1,793,000	1,814,510
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	1,332,000	1,342,819
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	1,407,000	1,347,297
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	1,470,000	1,408,608
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	1,349,000	1,360,950
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	1,127,000	1,084,197
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,717,000	1,625,224
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	869,000	865,391

6	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	$1,507,000	$1,461,292
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	662,000	679,395
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%	)#	7/15/2026	1,500,000	1,510,975
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	2,000,000	2,067,083
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	1,422,000	1,409,333
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	3,925,000	3,697,586
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	1,873,000	1,815,461
Total					64,139,133

Beverages 0.11%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	687,000	692,363

Biotechnology 0.10%
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%		10/9/2029	641,000	615,107

Building Materials 0.30%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	651,000	656,555
Sisecam U.K. PLC (United Kingdom)†(c)	8.625%		5/2/2032	623,000	619,609
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	631,000	616,131
Total					1,892,295

Chemicals 0.89%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	2,042,000	2,043,640
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,351,000	2,286,250
NOVA Chemicals Corp. (Canada)†(c)	9.00%		2/15/2030	554,000	585,077
Rain Carbon, Inc.†	12.25%		9/1/2029	645,000	682,505
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	14,000	13,885
Total					5,611,357

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	709,000	647,200

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services 0.88%
Allied Universal Holdco LLC†	7.875%	2/15/2031	$633,000	$647,768
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	749,000	683,261
Block, Inc.	2.75%	6/1/2026	658,000	634,551
Block, Inc.†	6.50%	5/15/2032	593,000	599,466
EquipmentShare.com, Inc.†	9.00%	5/15/2028	617,000	640,809
Global Payments, Inc.	4.95%	8/15/2027	1,579,000	1,582,783
GXO Logistics, Inc.	6.50%	5/6/2034	727,000	745,667
Total				5,534,305

Computers 0.55%
Accenture Capital, Inc.	4.25%	10/4/2031	1,411,000	1,356,263
Gartner, Inc.†	4.50%	7/1/2028	1,188,000	1,158,515
McAfee Corp.†	7.375%	2/15/2030	1,005,000	977,354
Total				3,492,132

Cosmetics/Personal Care 0.10%
Perrigo Finance Unlimited Co. (Ireland)(c)	6.125%	9/30/2032	630,000	616,827

Distribution/Wholesale 0.16%
Mitsubishi Corp. (Japan)†(c)	5.125%	7/17/2034	999,000	993,831

Diversified Financial Services 2.63%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.95%	9/10/2034	1,670,000	1,591,197
Air Lease Corp.	5.20%	7/15/2031	916,000	905,586
Aircastle Ltd.†	2.85%	1/26/2028	1,114,000	1,037,148
Aircastle Ltd.†	6.50%	7/18/2028	998,000	1,031,938
Aviation Capital Group LLC†	1.95%	1/30/2026	812,000	786,618
Aviation Capital Group LLC†	6.375%	7/15/2030	1,471,000	1,541,484
Aviation Capital Group LLC†	6.75%	10/25/2028	594,000	624,405
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026	2,500,000	2,419,275
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026	1,300,000	1,285,158
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%	5/4/2028	470,000	483,274
LPL Holdings, Inc.†	4.00%	3/15/2029	1,291,000	1,224,643
Navient Corp.	11.50%	3/15/2031	1,111,000	1,243,598
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	913,000	896,210

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	$677,000	$560,601
Nuveen LLC†	5.85%		4/15/2034	936,000	947,730
Total					16,578,865

Electric 4.22%
AES Corp.†	3.95%		7/15/2030	2,313,000	2,133,578
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	983,111	725,399
Alpha Generation LLC†	6.75%		10/15/2032	320,000	316,896
Appalachian Power Co.	5.65%		4/1/2034	1,003,000	1,007,929
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	1,320,000	1,282,253
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	959,000	933,136
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	448,000	465,731
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	914,000	913,473
Entergy Louisiana LLC	5.15%		9/15/2034	1,979,000	1,947,911
Entergy Louisiana LLC	5.70%		3/15/2054	960,000	949,941
Entergy Texas, Inc.	5.55%		9/15/2054	524,000	508,348
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	574,000	562,922
FirstEnergy Transmission LLC†	5.00%		1/15/2035	447,000	432,196
Indianapolis Power & Light Co.†	5.65%		12/1/2032	1,762,000	1,779,141
IPALCO Enterprises, Inc.	5.75%		4/1/2034	870,000	873,859
Jersey Central Power & Light Co.†	5.10%		1/15/2035	339,000	330,838
Lightning Power LLC†	7.25%		8/15/2032	613,000	632,075
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	970,488	937,946
Narragansett Electric Co.†	5.35%		5/1/2034	1,005,000	1,004,476
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	513,378
NRG Energy, Inc.†	6.00%		2/1/2033	796,000	773,728
Oglethorpe Power Corp.†	5.80%		6/1/2054	620,000	609,124
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	1,183,000	1,213,664
Public Service Electric & Gas Co.	4.85%		8/1/2034	2,181,000	2,122,126
Union Electric Co.	5.125%		3/15/2055	606,000	555,719
Virginia Electric & Power Co.	5.05%		8/15/2034	1,793,000	1,749,777
Vistra Operations Co. LLC†	5.70%		12/30/2034	756,000	748,538
Vistra Operations Co. LLC†	7.75%		10/15/2031	591,000	620,547
Total					26,644,649

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Energy-Alternate Sources 0.13%
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	$830,560	$807,938

Engineering & Construction 0.23%
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%	3/11/2032	776,000	786,052
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	690,000	660,996
Total				1,447,048

Entertainment 0.27%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	609,000	588,361
Warnermedia Holdings, Inc.	3.788%	3/15/2025	1,114,000	1,110,740
Total				1,699,101

Equity Real Estate 0.10%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	686,000	623,021

Forest Products & Paper 0.10%
LD Celulose International GmbH (Austria)†(c)	7.95%	1/26/2032	656,000	658,306

Gas 0.42%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,443,000	1,366,834
National Fuel Gas Co.	5.50%	1/15/2026	1,250,000	1,255,572
Total				2,622,406

Hand/Machine Tools 0.21%
Regal Rexnord Corp.	6.05%	2/15/2026	1,336,000	1,348,784

Health Care-Products 0.39%
Solventum Corp.†	5.45%	3/13/2031	1,284,000	1,284,846
Solventum Corp.†	5.60%	3/23/2034	1,160,000	1,154,787
Total				2,439,633

Health Care-Services 0.97%
Centene Corp.	2.45%	7/15/2028	2,405,000	2,166,227
Centene Corp.	3.375%	2/15/2030	919,000	819,109
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	969,000	796,777
DaVita, Inc.†	6.875%	9/1/2032	618,000	623,485
HCA, Inc.	5.45%	9/15/2034	428,000	417,411
LifePoint Health, Inc.†	9.875%	8/15/2030	911,000	984,069
Universal Health Services, Inc.	5.05%	10/15/2034	360,000	336,131
Total				6,143,209

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance 2.48%
Arthur J Gallagher & Co.	5.00%	2/15/2032	$1,027,000	$1,014,202
Assurant, Inc.	2.65%	1/15/2032	595,000	498,795
Athene Global Funding†	5.62%	5/8/2026	2,192,000	2,212,906
Beacon Funding Trust†	6.266%	8/15/2054	986,000	974,872
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,292,000	1,303,587
CNO Global Funding†	5.875%	6/4/2027	1,145,000	1,166,484
GA Global Funding Trust†	2.90%	1/6/2032	2,366,000	1,986,451
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,683,831
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	708,000	720,272
Jackson National Life Global Funding†	4.60%	10/1/2029	1,025,000	997,430
New York Life Global Funding†	4.55%	1/28/2033	1,027,000	982,024
Principal Life Global Funding II†	5.10%	1/25/2029	1,369,000	1,373,448
Sammons Financial Group Global Funding†	5.10%	12/10/2029	740,000	734,922
Total				15,649,224

Internet 0.62%
Meituan (China)†(c)	4.625%	10/2/2029	926,000	896,174
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	856,000	577,042
Uber Technologies, Inc.†	4.50%	8/15/2029	2,504,000	2,426,284
Total				3,899,500

Investment Companies 0.14%
Saks Global Enterprises LLC†(a)	11.00%	12/15/2029	944,000	910,035

Iron-Steel 0.21%
ATI, Inc.	7.25%	8/15/2030	626,000	644,798
Vale Overseas Ltd. (Brazil)(c)	6.40%	6/28/2054	670,000	659,397
Total				1,304,195

Lodging 0.20%
MGM China Holdings Ltd. (Macau)(c)	4.75%	2/1/2027	650,000	629,615
Wynn Macau Ltd. (Macau)†(c)	5.625%	8/26/2028	670,000	645,880
Total				1,275,495

Machinery-Diversified 0.37%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	2,361,000	2,338,390

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.76%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	$700,000	$640,025
CSC Holdings LLC†	11.75%	1/31/2029	618,000	610,708
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	673,000	656,420
Discovery Communications LLC	3.95%	3/20/2028	786,000	744,545
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,750,000	1,545,025
Univision Communications, Inc.†	8.50%	7/31/2031	609,000	597,901
Total				4,794,624

Mining 1.21%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	1,083,000	1,029,091
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	1,175,000	1,193,851
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	1,086,000	978,528
Glencore Funding LLC†	5.371%	4/4/2029	1,115,000	1,124,366
Glencore Funding LLC†	5.634%	4/4/2034	1,449,000	1,443,402
Glencore Funding LLC†	6.375%	10/6/2030	570,000	598,890
Hecla Mining Co.	7.25%	2/15/2028	625,000	631,931
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%	10/6/2028	617,000	635,202
Total				7,635,261

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	627,042

Oil & Gas 4.74%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	955,000	977,584
Antero Resources Corp.†	7.625%	2/1/2029	1,160,000	1,188,299
Apache Corp.	4.25%	1/15/2030	709,000	666,901
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	412,000	409,923
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	606,000	619,751
California Resources Corp.†	8.25%	6/15/2029	642,000	651,638
CITGO Petroleum Corp.†	8.375%	1/15/2029	618,000	637,295
Comstock Resources, Inc.†	6.75%	3/1/2029	603,000	588,427
Continental Resources, Inc.†	5.75%	1/15/2031	3,750,000	3,707,459
Coterra Energy, Inc.	5.60%	3/15/2034	1,409,000	1,397,397
Crescent Energy Finance LLC†	7.375%	1/15/2033	646,000	627,979
Devon Energy Corp.	5.20%	9/15/2034	1,061,000	1,007,988
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	578,000	600,367

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ecopetrol SA (Colombia)(c)	8.375%		1/19/2036	$879,000	$848,431
Encino Acquisition Partners Holdings LLC†	8.75%		5/1/2031	622,000	656,867
EQT Corp.	5.75%		2/1/2034	983,000	977,754
EQT Corp.	7.00%		2/1/2030	2,389,000	2,543,184
Expand Energy Corp.†	5.875%		2/1/2029	2,349,000	2,331,563
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%		4/27/2029	600,000	633,355
Occidental Petroleum Corp.	6.625%		9/1/2030	2,468,000	2,584,578
Ovintiv, Inc.	6.50%		2/1/2038	1,010,000	1,032,547
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032	1,077,000	937,759
SM Energy Co.†	6.75%		8/1/2029	1,246,000	1,234,596
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	1,297,000	1,212,335
Valaris Ltd.†	8.375%		4/30/2030	599,000	605,897
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030	618,000	616,241
Vital Energy, Inc.†	7.875%		4/15/2032	641,000	617,386
Total					29,913,501

Packaging & Containers 0.25%
LABL, Inc.†	9.50%		11/1/2028	900,000	902,332
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	632,000	642,217
Total					1,544,549

Pharmaceuticals 0.50%
Bayer Corp.†	6.65%		2/15/2028	670,000	692,546
Bayer U.S. Finance LLC†	6.375%		11/21/2030	1,065,000	1,096,042
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031	994,000	894,381
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026	515,000	495,307
Total					3,178,276

Pipelines 1.46%
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	600,655
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	845,000	842,942
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	846,000	775,034
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	1,449,000	1,612,959
EQM Midstream Partners LP†	7.50%		6/1/2030	580,000	619,293
Galaxy Pipeline Assets Bidco Ltd. (Jersey)†(c)	3.25%		9/30/2040	857,000	647,511
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	587,000	593,375
NGPL PipeCo LLC†	3.25%		7/15/2031	750,000	647,329

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	$227,000	$227,095
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	817,000	820,092
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	901,000	923,951
Venture Global LNG, Inc.†	8.375%	6/1/2031	862,000	899,895
Total				9,210,131

REITS 1.88%
American Tower Corp.	2.95%	1/15/2025	497,000	496,689
American Tower Corp.	3.80%	8/15/2029	2,150,000	2,036,849
Brandywine Operating Partnership LP	4.55%	10/1/2029	662,000	601,125
Crown Castle, Inc.	3.30%	7/1/2030	2,250,000	2,047,689
EPR Properties	4.50%	6/1/2027	522,000	513,323
EPR Properties	4.95%	4/15/2028	511,000	502,817
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	697,000	642,227
VICI Properties LP	6.125%	4/1/2054	479,000	476,242
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	2,203,000	2,167,932
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	910,000	872,645
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	1,500,000	1,513,949
Total				11,871,487

Retail 0.10%
Walgreens Boots Alliance, Inc.	8.125%	8/15/2029	633,000	627,345

Semiconductors 0.36%
Broadcom, Inc.†	4.15%	4/15/2032	983,000	922,155
Broadcom, Inc.	5.15%	11/15/2031	1,344,000	1,353,082
Total				2,275,237

Shipbuilding 0.09%
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035	572,000	570,906

Software 0.80%
AppLovin Corp.	5.375%	12/1/2031	845,000	845,618
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	835,000	839,077
Cadence Design Systems, Inc.	4.70%	9/10/2034	876,000	840,279
Cloud Software Group, Inc.†	6.50%	3/31/2029	679,000	667,313
Cloud Software Group, Inc.†	9.00%	9/30/2029	650,000	660,754
Workday, Inc.	3.80%	4/1/2032	1,290,000	1,174,412
Total				5,027,453

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.17%
Altice France SA (France)†(c)	8.125%		2/1/2027	$676,000	$548,768
Sprint Capital Corp.	6.875%		11/15/2028	520,000	552,374
Total					1,101,142

Transportation 0.22%
Rand Parent LLC†	8.50%		2/15/2030	935,000	941,118
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	432,000	445,715
Total					1,386,833
Total Corporate Bonds (cost $272,675,590)					269,416,681

FLOATING RATE LOANS(d) 2.09%

Aerospace/Defense 0.11%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.607% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	516,585	519,612
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.607% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	196,492	197,644
Total					717,256

Building Materials 0.07%
EMRLD Borrower LP 2024 Term Loan B	–	(b)	8/4/2031	433,105	435,361

Commercial Services 0.11%
Trans Union LLC 2024 Term Loan B8	–	(b)	6/24/2031	216,456	216,423
Trans Union LLC 2024 Term Loan B9	–	(b)	6/24/2031	502,714	502,621
Total					719,044

Diversified Financial Services 0.64%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.12% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	1,895,715	1,896,928
Citadel Securities LP 2024 First Lien Term Loan	6.329% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031	746,000	749,051
Hudson River Trading LLC 2024 Term Loan B	7.483% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	805,980	809,760
Jane Street Group LLC 2024 Term Loan B1	–	(b)	12/11/2031	583,480	582,288
Total					4,038,027

Electric 0.12%
NRG Energy, Inc. 2024 Term Loan	6.355% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	730,161	731,899

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Engineering & Construction 0.14%
AECOM 2024 Term Loan	6.107% (1 mo. USD Term SOFR + 1.75%	)	4/18/2031	$860,675	$870,181

Entertainment 0.24%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	–	(b)	11/30/2030	1,400,000	1,398,691
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.357% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	119,700	119,650
Total					1,518,341

Health Care Services 0.02%
Select Medical Corp. 2024 Term Loan B	6.531% (1 mo. USD Term SOFR + 2.00%	)	12/3/2031	129,000	129,591

Insurance 0.08%
Asurion LLC 2020 Term Loan B8	7.722% (1 mo. USD Term SOFR + 3.25%	)	12/23/2026	536,399	536,648

Leisure Time 0.06%
Life Time Fitness, Inc. 2024 Term Loan B	7.025% (1 mo. USD Term SOFR + 2.50%	)	11/5/2031	358,000	359,879

Lodging 0.11%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.088% (1 mo. USD Term SOFR + 1.75%	)	11/8/2030	659,229	663,352

Media 0.12%
Charter Communications Operating LLC 2024 Term Loan B5	6.781% (1 mo. USD Term SOFR + 2.25%	)	12/15/2031	749,000	748,270

Pharmaceuticals 0.07%
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	7.715% (3 mo. USD Term SOFR + 3.25%	)	12/4/2031	434,809	438,424

Transportation 0.10%
Genesee & Wyoming, Inc. 2024 Term Loan B	–	(b)	4/10/2031	632,415	632,020

Utilities 0.10%
Calpine Corp. Term Loan B9	–	(b)	1/31/2031	633,000	633,298
Total Floating Rate Loans (cost $13,136,924)					13,171,591

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 0.52%

Angola 0.15%
Angola Government International Bonds	8.75%		4/14/2032	$1,063,000	$941,401

Colombia 0.15%
Colombia Government International Bonds	7.50%		2/2/2034	955,000	942,108

Peru 0.14%
Peru Government International Bonds	5.375%		2/8/2035	938,000	903,224

Senegal 0.08%
Senegal Government International Bonds†	6.25%		5/23/2033	640,000	513,245
Total Foreign Government Obligations (cost $3,419,974)					3,299,978

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.94%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	1,830,000	1,547,021
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	2,080,000	1,765,144
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K145 Class A2	2.58%		5/25/2032	1,648,000	1,416,354
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	1,640,000	1,442,069
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K149 Class A2	3.53%		8/25/2032	1,650,000	1,508,222
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(e)	12/25/2032	1,600,000	1,486,947
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(e)	1/25/2033	880,000	848,566
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(e)	8/25/2032	2,510,000	2,235,544
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,423,463)					12,249,867

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.14%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	$1,788,890	$1,405,735
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050	1,908,948	1,648,259
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	899,176	819,362
Federal Home Loan Mortgage Corp.	4.10%		10/1/2029	1,170,000	1,134,557
Federal Home Loan Mortgage Corp.	4.15%		10/1/2029	700,000	680,309
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	4,946,094	4,817,390
Federal Home Loan Mortgage Corp.	6.00%		7/1/2039 - 9/1/2039	4,794,320	4,921,877
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	2,335,515	2,403,669
Federal National Mortgage Association	2.00%		1/1/2036 - 2/1/2036	2,583,713	2,301,472
Federal National Mortgage Association	2.50%		8/1/2035 - 5/1/2052	28,258,148	23,751,377
Federal National Mortgage Association	3.00%		3/1/2037 - 12/1/2048	3,917,315	3,453,689
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	3,379,248	3,036,555
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	3,925,851	3,638,949
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	3,453,872	3,367,319
Federal National Mortgage Association	6.00%		2/1/2039	371,227	381,463
Federal National Mortgage Association	7.238% (1 yr. USD RFUCCT + 1.80%	)#	3/1/2042	51,504	53,282
Government National Mortgage Association(f)	2.00%		TBA	1,644,000	1,315,072
Government National Mortgage Association(f)	2.50%		TBA	4,269,000	3,565,615
Government National Mortgage Association(f)	3.00%		TBA	8,750,000	7,588,841
Government National Mortgage Association(f)	3.50%		TBA	12,081,000	10,801,180
Government National Mortgage Association(f)	4.50%		TBA	2,045,000	1,933,164
Government National Mortgage Association(f)	5.00%		TBA	6,578,000	6,381,945
Government National Mortgage Association(f)	5.50%		TBA	11,262,000	11,163,331
Government National Mortgage Association(f)	6.00%		TBA	14,702,000	14,782,714
Government National Mortgage Association(f)	6.50%		TBA	3,088,000	3,139,271
Uniform Mortgage-Backed Security(f)	2.00%		TBA	10,830,000	8,922,162
Uniform Mortgage-Backed Security(f)	2.50%		TBA	1,710,000	1,554,230
Uniform Mortgage-Backed Security(f)	3.50%		TBA	3,606,000	3,189,770
Uniform Mortgage-Backed Security(f)	4.50%		TBA	2,367,000	2,225,948
Uniform Mortgage-Backed Security(f)	5.00%		TBA	5,648,000	5,589,627
Uniform Mortgage-Backed Security(f)	5.50%		TBA	23,402,000	23,310,335

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(f)	6.00%		TBA	$5,114,000	$5,146,786
Uniform Mortgage-Backed Security(f)	6.50%		TBA	2,901,000	2,959,199
Uniform Mortgage-Backed Security(f)	7.00%		TBA	5,940,000	6,155,570
Total Government Sponsored Enterprises Pass-Throughs (cost $182,019,945)					177,540,024

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.28%
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(e)	10/25/2051	1,274,086	1,018,488
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(e)	9/15/2056	1,200,000	1,264,307
BBCMS Mortgage Trust Series 2024-5C31 Class A3	5.609%		12/15/2057	1,080,000	1,102,816
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	750,000	769,496
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(e)	5/15/2056	3,210,000	3,339,717
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	880,000	889,455
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(e)	12/15/2057	750,000	764,499
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.839% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	709,567	713,319
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(e)	8/25/2064	1,070,469	945,461
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(e)	12/25/2064	850,758	759,169
CIM Trust Series 2021-J3 Class A1†	2.50%	#(e)	6/25/2051	1,930,367	1,547,929
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(e)	7/10/2048	1,228,000	1,214,503
CONE Trust Series 2024-DFW1 Class A†	6.039% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	700,000	704,578
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.417% (1 mo. USD Term SOFR + 1.02%	)#	10/15/2038	330,993	330,833
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.069% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	1,470,000	1,498,264
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	6.969% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	1,350,000	1,382,955
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	7.919% (30 day USD SOFR Average + 3.35%	)#	5/25/2042	680,000	712,064

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.069% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	$900,000	$941,559
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.819% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	1,000,000	1,078,535
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.219% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	664,719	681,650
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.419% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	1,409,049	1,425,709
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.819% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	559,717	562,275
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	5.769% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	628,035	630,486
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.819% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	1,205,132	1,210,822
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.31% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	450,000	480,791
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.069% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	967,854	985,967
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.469% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	900,000	968,653
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.86% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	761,682	779,539
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	8.11% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	850,000	909,133

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	6.51% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	$314,710	$317,698
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M2†	6.51% (30 day USD SOFR Average + 1.95%	)#	3/25/2044	1,150,000	1,164,125
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1M2†	6.219% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	1,610,000	1,618,865
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(e)	6/25/2051	1,355,151	1,083,291
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(e)	8/25/2051	1,241,326	992,300
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.312% (1 mo. USD Term SOFR + 4.91%	)#	5/15/2026	1,230,000	442,885
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	1,889,726	1,512,981
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(e)	1/25/2052	1,576,358	1,263,111
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(e)	1/25/2053	2,450,883	2,044,268
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(e)	4/25/2052	1,077,717	864,203
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(e)	6/25/2052	2,387,404	1,991,320
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	1,012,989	844,929
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(e)	10/25/2052	840,658	703,287
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.287% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	690,000	693,202
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(g)	0.535%	#(e)	7/15/2050	13,308,306	8,206
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.859%	#(e)	11/25/2059	900,000	678,595
PFP Ltd. Series 2023-10 Class A†	6.747% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	1,258,628	1,264,216

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.219% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	$1,079,776	$1,079,742
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	12,942	12,741
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,550,000	1,547,445
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	13,520	12,892
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.453% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	670,000	697,705
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.088% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	1,080,000	1,086,662
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(e)	9/25/2051	868,664	695,483
Total Non-Agency Commercial Mortgage-Backed Securities (cost $53,411,710)					52,233,124

U.S. TREASURY OBLIGATIONS 16.04%
U.S. Treasury Bonds	2.375%		2/15/2042	8,653,000	6,163,262
U.S. Treasury Bonds	3.875%		2/15/2043	10,532,000	9,296,789
U.S. Treasury Bonds	4.125%		8/15/2044	30,068,000	27,220,028
U.S. Treasury Bonds	4.25%		2/15/2054	8,737,000	7,973,061
U.S. Treasury Bonds	4.25%		8/15/2054	16,893,000	15,430,661
U.S. Treasury Notes	3.50%		9/30/2029	15,831,000	15,242,383
U.S. Treasury Notes	4.25%		11/30/2026	19,853,000	19,850,603
Total U.S. Treasury Obligations (cost $104,818,912)					101,176,787
Total Long-Term Investments (cost $747,514,507)					735,034,450

SHORT-TERM INVESTMENTS 2.57%

U.S. TREASURY OBLIGATIONS 0.50%
U.S. Treasury Bills (Cost $3,154,590)	Zero Coupon		4/1/2025	3,188,000	3,155,241

REPURCHASE AGREEMENTS 2.07%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $6,149,700 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $6,149,235; proceeds: $6,029,318 (cost $6,028,632)				6,028,632	6,028,632

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 12/31/2024, 4.480% due 1/2/2025 with JPMorgan Securities LLC collateralized by $8,497,800 of U.S. Treasury Note at 1.250% due 8/15/2031; value: $7,000,000; proceeds: $7,001,742 (cost $7,000,000)	$7,000,000	$7,000,000
Total Repurchase Agreements (cost $13,028,632)		13,028,632
Total Short-Term Investments (cost $16,183,222)		16,183,873
Total Investments in Securities 119.09% (cost $763,697,729)		751,218,323
Other Assets and Liabilities – Net(h) (19.09)%		(120,423,663)
Net Assets 100.00%		$630,794,660

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $260,604,989, which represents 41.31% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(k)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2024.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	23

Schedule of Investments (concluded)

December 31, 2024

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2025	21	Long	$2,398,988	$2,337,563	$(61,425)
U.S. 2-Year Treasury Note	March 2025	73	Long	15,015,180	15,009,484	(5,696)
U.S. 5-Year Treasury Note	March 2025	57	Long	6,121,019	6,059,367	(61,652)
U.S. Ultra Treasury Bond	March 2025	116	Long	14,338,774	13,793,125	(545,649)
Total Unrealized Depreciation on Futures Contracts						$(674,422)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$105,946,398	$–	$105,946,398
Corporate Bonds	–	269,416,681	–	269,416,681
Floating Rate Loans	–	13,171,591	–	13,171,591
Foreign Government Obligations	–	3,299,978	–	3,299,978
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	12,249,867	–	12,249,867
Government Sponsored Enterprises Pass-Throughs	–	177,540,024	–	177,540,024
Non-Agency Commercial Mortgage-Backed Securities	–	52,233,124	–	52,233,124
U.S. Treasury Obligations	–	101,176,787	–	101,176,787
Short-Term Investments
U.S. Treasury Obligations	–	3,155,241	–	3,155,241
Repurchase Agreements	–	13,028,632	–	13,028,632
Total	$–	$751,218,323	$–	$751,218,323
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(674,422)	–	–	(674,422)
Total	$(674,422)	$–	$–	$(674,422)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

24	See Notes to Financial Statements.

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value (cost $763,697,729)	$751,218,323
Cash	270,172
Deposits with brokers for futures collateral	858,500
Deposits with brokers for TBA collateral	580,000
Receivables:
Investment securities sold	112,061,584
Interest	6,476,907
Capital shares sold	1,618,393
Prepaid expenses	4,371
Total assets	873,088,250
LIABILITIES:
Payables:
Investment securities purchased	240,978,570
Transfer agent fees	862,290
Management fee	148,724
Capital shares reacquired	90,166
Directors’ fees	69,818
Variation margin for futures contracts	62,327
Fund administration	21,246
Accrued expenses and other liabilities	60,449
Total liabilities	242,293,590
NET ASSETS	$630,794,660
COMPOSITION OF NET ASSETS:
Paid-in capital	$745,611,970
Total distributable earnings (loss)	(114,817,310)
Net Assets	$630,794,660
Outstanding shares (130 million shares of common stock authorized, $.001 par value)	45,431,713
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.88

See Notes to Financial Statements.	25

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Interest and other (net of foreign withholding taxes of $2,089)	$33,505,696
Expenses:
Management fee	1,771,780
Non 12b-1 service fees	1,582,657
Shareholder servicing	632,161
Fund administration	253,111
Professional	75,145
Directors’ fees	33,047
Custody	22,003
Reports to shareholders	20,178
Other	85,616
Gross expenses	4,475,698
Fees waived and expenses reimbursed (See Note 3)	(22,003)
Net expenses	4,453,695
Net investment income	29,052,001
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(597,871)
Net realized gain (loss) on futures contracts	(156,017)
Net realized gain (loss) on swap contracts	(60,637)
Net realized gain (loss) on foreign currency related transactions	(5)
Net change in unrealized appreciation/depreciation on investments	(7,842,836)
Net change in unrealized appreciation/depreciation on futures contracts	(3,955,368)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(4)
Net realized and unrealized gain (loss)	(12,612,738)
Net Increase in Net Assets Resulting From Operations	$16,439,263

26	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$29,052,001	$25,228,865
Net realized gain (loss) on investments, futures contracts, swap contracts and foreign currency related transactions	(814,530)	(20,259,893)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swap contracts and translation of assets and liabilities denominated in foreign currencies	(11,798,208)	32,041,276
Net increase in net assets resulting from operations	16,439,263	37,010,248
Distributions to shareholders:	(29,555,278)	(26,780,612)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	125,596,183	80,874,627
Reinvestment of distributions	29,555,278	26,780,612
Cost of shares reacquired	(140,957,074)	(73,264,539)
Net increase in net assets resulting from capital share transactions	14,194,387	34,390,700
Net increase in net assets	1,078,372	44,620,336
NET ASSETS:
Beginning of year	$629,716,288	$585,095,952
End of year	$630,794,660	$629,716,288

See Notes to Financial Statements.	27

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
12/31/2024	$14.20	$0.66	$(0.29)	$0.37	$(0.69)	$–	$–
12/31/2023	13.95	0.60	0.28	0.88	(0.63)	–	–
12/31/2022	16.85	0.41	(2.77)	(2.36)	(0.48)	(0.03)	(0.03)
12/31/2021	17.34	0.27	(0.30)	(0.03)	(0.34)	(0.12)	–
12/31/2020	16.85	0.36	0.88	1.24	(0.42)	(0.33)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$(0.69)	$13.88	2.66	0.70	0.71	4.59	$630,795	404
(0.63)	14.20	6.34	0.70	0.71	4.21	629,716	413
(0.54)	13.95	(14.05)	0.71	0.71	2.70	585,096	485
(0.46)	16.85	(0.24)	0.70	0.71	1.59	660,623	376
(0.75)	17.34	7.43	0.71	0.72	2.05	683,584	541

See Notes to Financial Statements.	29

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2024. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of

Notes to Financial Statements (continued)

Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of

Notes to Financial Statements (continued)

variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest

Notes to Financial Statements (continued)

rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the fiscal year ended December 31, 2024, the Fund did not enter into reverse repurchase agreements.

Notes to Financial Statements (continued)

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset in the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, in the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of December 31, 2024, the Fund did not have any unfunded loan commitments.

(o)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) in the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (continued)

(p)	Interest Rate Swap Contracts–The Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, the Fund either makes floating-rate payments to the counterparty (or central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(q)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .28% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $22,003 of fund administration fees for the fiscal year ended December 31, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Total Return Portfolio	$29,555,278	$–	$–	$29,555,278

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Total Return Portfolio	$26,780,612	$–	$–	$26,780,612

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) – Net
Series Fund-Total Return Portfolio	$–	$–	$(99,087,309)	$(15,660,183)	$(69,818)	$(114,817,310)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Total Return Portfolio	$(36,747,785)	$(62,339,519)	$(99,087,304)

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Series Fund-Total Return Portfolio	$(5)	$–	$–

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Total Return Portfolio	$766,204,084	$3,479,915	$(19,140,098)	$(15,660,183)

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Series Fund-Total Return Portfolio	$163,194	$(163,194)

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$ 2,533,283,456	$414,993,972	$2,449,328,824	$432,594,312

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts during the fiscal year ended December 31, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swap contracts during the fiscal year ended December 31, 2024 (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap contract transactions in the Statement of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For centrally cleared credit default swap contracts, there is minimal counterparty credit risk to the Fund since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swap contracts, the clearinghouse guarantees credit default swap contracts against default.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Series Fund— Total Return Portfolio
Liability Derivatives	Interest Rate Contracts
Futures Contracts(1)	$674,422

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

Transactions in derivative instruments for the fiscal year ended December 31, 2024, were as follows:

	Series Fund— Total Return Portfolio
	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	$–	$(60,637)
Futures Contracts(2)	(156,017)	–
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(3)	(3,955,368)	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(4)	–	471,923
Futures Contracts(5)	712	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2024.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(4)	Amount represents notional amounts in U.S. dollars.
(5)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$13,028,632	$–	$13,028,632
Total	$13,028,632	$–	$13,028,632

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$6,028,632	$–	$–	$(6,028,632)	$–
JPMorgan Securities LLC	7,000,000	–	–	(7,000,000)	–
Total	$13,028,632	$–	$–	$(13,028,632)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Notes to Financial Statements (continued)

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate

Notes to Financial Statements (continued)

and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

Notes to Financial Statements (continued)

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Notes to Financial Statements (concluded)

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	8,752,158	5,684,141
Reinvestment of distributions	2,132,416	1,892,623
Shares reacquired	(9,800,668)	(5,171,296)
Increase	1,083,906	2,405,468

Report of Independent Registered Public Accounting Firm

To the shareholders of Total Return Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Total Return Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Total Return Portfolio	SFTR-PORT-2 (02/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 14, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: February 14, 2025